2022 QUARTERLY REPORT
Russell Investment Funds
March 31, 2022
FUND
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
five of these Funds.

Page
U.S. Strategic Equity Fund 3
U.S. Small Cap Equity Fund 8
International Developed Markets Fund 21
Strategic Bond Fund 31
Global Real Estate Securities Fund 65
Notes to Schedules of Investments 70
Notes to Quarterly Report 72
Russell Investment Funds
Quarterly Report
March 31, 2022 (Unaudited)
Table of Contents

Russell Investment Funds
Copyright © Russell Investments 2022. All rights reserved.
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significant minority stake held by funds managed by Reverence Capital Partners. Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights
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are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.9%
Consumer Discretionary - 12.3%
Advance Auto Parts, Inc. 796 165
Amazon.com, Inc. (Æ) 6,764 22,051
Amerco, Inc. 577 344
Autoliv, Inc. 22,144 1,693
AutoNation, Inc. (Æ) 1,964 196
Best Buy Co., Inc. 5,506 500
Charter Communications, Inc. Class A (Æ) 11,285 6,156
Comcast Corp. Class A 28,333 1,327
Costco Wholesale Corp. 2,298 1,323
DR Horton, Inc. 30,692 2,287
eBay, Inc. 8,441 483
FactSet Research Systems, Inc. 1,016 441
Floor & Decor Holdings, Inc. Class A (Æ) 2,227 180
Ford Motor Credit Co. LLC 37,295 631
Garmin, Ltd. 2,775 329
General Motors Co. (Æ) 74,659 3,266
Genuine Parts Co. 3,099 391
Home Depot, Inc. (The) 4,511 1,350
Lennar Corp. Class A 5,282 429
Liberty SiriusXM Group Class C (Æ) 5,778 264
LKQ Corp. 7,870 357
Lowe's Cos., Inc. 2,024 409
Lululemon Athletica, Inc. (Æ) 744 272
McDonald's Corp. 3,347 828
Netflix, Inc. (Æ) 8,992 3,368
Nike, Inc. Class B 46,225 6,220
NVR, Inc. (Æ) 70 313
Omnicom Group, Inc. 2,778 236
O'Reilly Automotive, Inc. (Æ) 470 322
Penske Automotive Group, Inc. 3,280 307
Pool Corp. 384 162
PulteGroup, Inc. 70,761 2,965
Ross Stores, Inc. 3,695 334
Starbucks Corp. 2,701 246
Target Corp. 3,352 711
Tesla, Inc. (Æ) 4,326 4,662
Thor Industries, Inc. 23,197 1,826
TJX Cos., Inc. (The) 4,823 292
Tractor Supply Co. 2,044 477
Ulta Beauty, Inc. (Æ) 997 397
Walmart, Inc. 5,178 771
Walt Disney Co. (The) (Æ) 6,914 948
Williams-Sonoma, Inc. 2,717 394
Yum! Brands, Inc. 4,017 476
71,099
Consumer Staples - 4.0%
Archer-Daniels-Midland Co. 7,959 718
Church & Dwight Co., Inc. 2,403 239
Coca-Cola Co. (The) 13,306 825
ConAgra Foods, Inc. 66,452 2,231
CVS Health Corp. 54,378 5,504
Estee Lauder Cos., Inc. (The) Class A 1,283 349
General Mills, Inc. 6,816 462
Ingredion, Inc. 33,131 2,887
JM Smucker Co. (The) 2,828 383
Kraft Heinz Foods Co. 9,385 370
Kroger Co. (The) 57,211 3,282
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Monster Beverage Corp. (Æ) 2,598 208
PepsiCo, Inc. 5,368 898
Philip Morris International, Inc. 4,586 431
Procter & Gamble Co. (The) 10,767 1,645
Tyson Foods, Inc. Class A 25,308 2,268
Walgreens Boots Alliance, Inc. 8,182 366
23,066
Energy - 3.4%
BP PLC
-
ADR 101,997 2,999
Canadian Natural Resources, Ltd. 35,792 2,218
Chevron Corp. 33,010 5,374
Devon Energy Corp. 15,950 943
EOG Resources, Inc. 9,864 1,176
Exxon Mobil Corp. 22,784 1,882
Kinder Morgan, Inc. 21,131 400
Marathon Petroleum Corp. 11,857 1,014
ONEOK, Inc. 4,077 288
Phillips 66 7,663 662
Pioneer Natural Resources Co. 801 200
Shell PLC
-
ADR 36,566 2,009
Valero Energy Corp. 8,391 852
20,017
Financial Services - 17.4%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust (Æ) 47,661 2,396
Aflac, Inc. 8,838 569
Allstate Corp. (The) 1,962 272
American Express Co. 4,411 825
American International Group, Inc. 3,987 250
American Tower Corp. (ö) 1,160 291
Aon PLC Class A 1,965 640
Arch Capital Group, Ltd. (Æ) 10,742 520
Bank of America Corp. 106,224 4,379
Bank of New York Mellon Corp. (The) 11,916 591
Berkshire Hathaway, Inc. Class B (Æ) 25,017 8,830
BlackRock, Inc. Class A 279 213
Blackstone Group, Inc. (The) Class A 4,793 608
Brown & Brown, Inc. 7,123 515
Capital One Financial Corp. 2,570 337
Cboe Global Markets, Inc. 3,875 443
CBRE Group, Inc. Class A 5,874 538
Charles Schwab Corp. (The) 4,392 370
Chubb, Ltd. 3,134 670
Citigroup, Inc. 146,855 7,842
Crown Castle International Corp. (ö) 1,608 297
Discover Financial Services 2,083 230
Equity Residential (ö) 5,559 500
Essent Group, Ltd. 26,754 1,103
Fifth Third Bancorp 11,295 486
Global Payments, Inc. 20,733 2,837
Goldman Sachs Group, Inc. (The) 2,426 801
Hartford Financial Services Group, Inc. 3,157 227
Intercontinental Exchange, Inc. 4,783 632
JPMorgan Chase & Co. 41,990 5,724
KeyCorp 9,178 205
KKR & Co., Inc. Class A 86,128 5,036
M&T Bank Corp. 1,614 274

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Marsh & McLennan Cos., Inc. 3,516 599
MasterCard, Inc. Class A 32,008 11,440
MetLife, Inc. 4,703 331
Moody's Corp. 1,779 600
Morgan Stanley 10,770 941
Nasdaq, Inc. 2,831 504
New York Community Bancorp, Inc. 209,300 2,244
Northern Trust Corp. 2,978 347
PayPal Holdings, Inc. (Æ) 3,304 382
PNC Financial Services Group, Inc. (The) 3,320 612
Popular, Inc. 27,484 2,247
Progressive Corp. (The) 3,213 366
Prologis, Inc. (ö) 4,341 701
Prudential Financial, Inc. 2,238 264
Public Storage (ö) 1,423 555
Raymond James Financial, Inc. 2,463 271
Regions Financial Corp. 14,319 319
Reinsurance Group of America, Inc. Class A 21,775 2,383
SLM Corp. 112,593 2,067
State Street Corp. 6,476 564
Synchrony Financial 7,636 266
Travelers Cos., Inc. (The) 2,872 525
Truist Financial Corp. 13,153 746
Two Harbors Investment Corp. (ö) 345,025 1,908
US Bancorp 10,857 577
Visa, Inc. Class A 49,977 11,084
Wells Fargo & Co. 101,825 4,934
Weyerhaeuser Co. (ö) 17,897 678
Willis Towers Watson PLC (Æ) 13,281 3,137
101,043
Health Care - 14.9%
10x Genomics, Inc. Class A (Æ) 37,705 2,868
Abbott Laboratories 9,546 1,130
AbbVie, Inc. 7,965 1,291
Agilent Technologies, Inc. 2,368 313
Align Technology, Inc. (Æ) 10,020 4,369
Amgen, Inc. 2,091 506
Anthem, Inc. (Æ) 2,932 1,440
AstraZeneca PLC
-
ADR 28,937 1,920
Baxter International, Inc. 4,144 321
Becton Dickinson and Co. 1,522 405
Biogen, Inc. (Æ) 1,436 302
Boston Scientific Corp. (Æ) 9,231 409
Bristol-Myers Squibb Co. 48,333 3,530
Catalent, Inc. (Æ) 52,647 5,839
Centene Corp. (Æ) 6,687 563
Cerner Corp. 3,679 344
Cigna Corp. 2,417 579
Cooper Cos., Inc. (The) 872 364
DexCom, Inc. (Æ) 853 436
Edwards Lifesciences Corp. (Æ) 66,867 7,873
Eli Lilly & Co. 4,218 1,208
Gilead Sciences, Inc. 13,397 796
GlaxoSmithKline PLC
-
ADR 67,817 2,954
HCA Healthcare, Inc. 921 231
Humana, Inc. 2,167 943
IDEXX Laboratories, Inc. (Æ) 459 251
Intra-Cellular Therapies, Inc. Class A (Æ) 35,692 2,184
Intuitive Surgical, Inc. (Æ) 19,008 5,734
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
IQVIA, Inc. (Æ) 2,582 597
Jazz Pharmaceuticals PLC (Æ) 17,558 2,733
Johnson & Johnson 40,557 7,188
Laboratory Corp. of America Holdings 2,182 575
Medtronic PLC 29,554 3,279
Merck & Co., Inc. 9,752 800
PerkinElmer, Inc. 2,631 459
Pfizer, Inc. 90,650 4,693
Quest Diagnostics, Inc. 1,359 186
Regeneron Pharmaceuticals, Inc. (Æ) 777 543
ResMed, Inc. 1,532 372
STERIS PLC 1,342 324
Stryker Corp. 1,826 488
Thermo Fisher Scientific, Inc. 1,966 1,161
UnitedHealth Group, Inc. 5,173 2,638
Veeva Systems, Inc. Class A (Æ) 25,968 5,517
Vertex Pharmaceuticals, Inc. (Æ) 1,552 405
Viatris, Inc. Class W 142,093 1,546
West Pharmaceutical Services, Inc. 1,387 570
Zimmer Biomet Holdings, Inc. 18,769 2,401
Zoetis, Inc. Class A 3,141 592
86,170
Materials and Processing - 3.8%
Alcoa Corp. 15,760 1,419
Builders FirstSource, Inc. (Æ) 8,699 561
Carrier Global Corp. 5,022 230
Copart, Inc. (Æ) 1,742 219
Crown Holdings, Inc. 18,613 2,328
Dow, Inc. 13,480 859
DowDuPont, Inc. 47,187 3,472
Eastman Chemical Co. 13,945 1,563
Fastenal Co. 4,175 248
Freeport-McMoRan, Inc. 8,142 405
Huntsman Corp. 54,732 2,053
International Paper Co. 4,351 201
LyondellBasell Industries NV Class A 2,417 249
Newmont Corp. 78,263 6,218
Nucor Corp. 6,306 937
Sherwin-Williams Co. (The) 2,211 552
Trane Technologies PLC 2,470 377
21,891
Producer Durables - 8.6%
3M Co. 1,939 289
Alaska Air Group, Inc. (Æ) 37,019 2,147
Ametek, Inc. 3,651 486
Automatic Data Processing, Inc. 2,628 598
Canadian Pacific Railway, Ltd. 62,852 5,189
Carlisle Cos., Inc. 1,102 271
CH Robinson Worldwide, Inc. 3,238 349
Cintas Corp. 1,009 429
CoStar Group, Inc. (Æ) 2,567 171
CSX Corp. 9,234 346
Cummins, Inc. 2,931 601
Danaher Corp. 2,993 878
Deere & Co. 830 345
Delta Air Lines, Inc. (Æ) 54,976 2,175
Eaton Corp. PLC 2,329 353
Emerson Electric Co. 3,665 359

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Expeditors International of Washington, Inc. 1,184 122
FedEx Corp. 19,788 4,579
General Dynamics Corp. 4,468 1,078
Honeywell International, Inc. 3,131 609
Illinois Tool Works, Inc. 1,486 311
JB Hunt Transport Services, Inc. 2,571 516
Johnson Controls International PLC (Æ) 7,753 508
Keysight Technologies, Inc. (Æ) 2,095 331
L3Harris Technologies, Inc. 3,358 834
Lockheed Martin Corp. 8,982 3,965
Magna International, Inc. Class A 22,660 1,457
Mettler-Toledo International, Inc. (Æ) 408 560
Norfolk Southern Corp. 744 212
Northrop Grumman Corp. 832 372
Old Dominion Freight Line, Inc. 1,990 594
Otis Worldwide Corp. 2,816 217
PACCAR Financial Corp. 5,469 482
Paychex, Inc. 3,302 451
Quanta Services, Inc. 3,417 450
Raytheon Co. (Æ) 7,864 779
Republic Services, Inc. Class A 2,907 385
Robert Half International, Inc. 3,696 422
Rockwell Automation, Inc. 1,682 471
Roper Technologies, Inc. 336 159
S&P Global, Inc. 2,478 1,016
Snap-on, Inc. 935 192
Stanley Black & Decker, Inc. 4,457 623
Textron, Inc. 7,429 553
Toro Co. (The) 2,847 243
Union Pacific Corp. 1,372 375
United Parcel Service, Inc. Class B 4,137 887
United Rentals, Inc. (Æ) 1,115 396
Verisk Analytics, Inc. Class A 2,141 460
Vontier Corp. 152,590 3,874
Waste Management, Inc. 33,801 5,358
WW Grainger, Inc. 1,027 530
Zebra Technologies Corp. Class A (Æ) 698 289
49,646
Technology - 26.2%
Accenture PLC Class A 2,984 1,006
Activision Blizzard, Inc. 10,384 832
Adobe, Inc. (Æ) 8,200 3,736
Advanced Micro Devices, Inc. (Æ) 9,382 1,026
Airbnb, Inc. Class A (Æ) 17,299 2,971
Alphabet, Inc. Class A (Æ) 2,124 5,908
Alphabet, Inc. Class C (Æ) 1,233 3,444
Amdocs, Ltd. 6,302 518
Amphenol Corp. Class A 4,565 344
Analog Devices, Inc. 2,614 432
Ansys, Inc. (Æ) 918 292
Apple, Inc. 84,164 14,696
Applied Materials, Inc. 4,152 547
Arista Networks, Inc. (Æ) 2,231 310
Arrow Electronics, Inc. (Æ) 3,325 394
Booking Holdings, Inc. (Æ) 1,085 2,548
Broadcom, Inc. 1,466 923
Cadence Design Systems, Inc. (Æ) 2,745 451
CDW Corp. 717 128
Cisco Systems, Inc. 20,225 1,128
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cognizant Technology Solutions Corp. Class
A 5,665 508
Corning, Inc. 23,086 852
Corteva, Inc. 9,651 555
Coupa Software, Inc. (Æ) 28,409 2,887
Datadog, Inc. Class A (Æ) 31,312 4,743
Dell Technologies, Inc. Class C 6,669 335
Entegris, Inc. 2,870 377
EPAM Systems, Inc. (Æ) 770 228
F5 Networks, Inc. (Æ) 859 179
Fidelity National Information Services, Inc. 1,947 196
Fortinet, Inc. (Æ) 1,123 384
Gartner, Inc. (Æ) 1,203 358
Gitlab, Inc. Class A (Æ)(Ñ) 41,606 2,265
Hewlett Packard Enterprise Co. Class H 30,059 502
HP, Inc. (Æ) 30,916 1,122
Intel Corp. 36,727 1,820
Intuit, Inc. 1,463 703
Juniper Networks, Inc. 86,424 3,212
KLA Corp. 1,315 481
Lam Research Corp. 1,000 538
Leidos Holdings, Inc. 2,828 305
Marvell Technology, Inc. 1,377 99
Match Group, Inc. (Æ) 42,981 4,674
Meta Platforms, Inc. Class A (Æ) 30,514 6,785
Microchip Technology, Inc. 6,822 513
Micron Technology, Inc. 49,043 3,820
Microsoft Corp. 92,726 28,589
MKS Instruments, Inc. 2,229 334
MongoDB, Inc. (Æ) 902 400
Monolithic Power Systems, Inc. 849 412
Motorola Solutions, Inc. 1,672 405
MSCI, Inc. Class A 1,103 555
NVIDIA Corp. 25,340 6,914
ON Semiconductor Corp. (Æ) 8,918 558
Oracle Corp. 8,534 706
Palo Alto Networks, Inc. (Æ) 722 449
Qorvo, Inc. (Æ) 5,015 622
QUALCOMM, Inc. 5,182 792
Salesforce.com, Inc. (Æ) 3,988 847
ServiceNow, Inc. (Æ) 11,770 6,555
Skyworks Solutions, Inc. 2,960 395
Snowflake, Inc. Class A (Æ) 18,882 4,326
Synopsys, Inc. (Æ) 1,566 522
Take-Two Interactive Software, Inc. (Æ) 1,909 293
Teradyne, Inc. 31,625 3,739
Texas Instruments, Inc. 3,939 723
Trade Desk, Inc. (The) Class A (Æ) 5,917 410
Twilio, Inc. Class A (Æ) 22,947 3,782
Tyler Technologies, Inc. (Æ) 657 292
Uber Technologies, Inc. (Æ) 214,504 7,654
VeriSign, Inc. (Æ) 1,473 328
VMware, Inc. Class A 2,938 335
Western Digital Corp. (Æ) 10,802 536
Workday, Inc. Class A (Æ) 1,679 402
151,950
Utilities - 5.3%
American Electric Power Co., Inc. 1,296 129
AT&T, Inc. 134,523 3,179

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ConocoPhillips Co. 35,596 3,560
Consolidated Edison Co., Inc. 4,123 390
Duke Energy Corp. 3,445 385
Edison International 45,625 3,198
Evergy, Inc. 5,269 360
Exelon Corp. 4,888 233
FirstEnergy Corp. 62,228 2,854
International Business Machines Corp. 10,362 1,347
NextEra Energy, Inc. 4,436 376
NiSource, Inc. 96,700 3,075
PPL Corp. 62,345 1,781
Southern Co. (The) 3,859 280
T-Mobile USA, Inc. (Æ) 49,864 6,399
UGI Corp. 51,900 1,880
Verizon Communications, Inc. 24,673 1,257
30,683
Total Common Stocks
(cost $398,064) 555,565
Short-Term Investments - 4.2%
U.S. Cash Management Fund(@) 24,571,727
(∞)
24,564
Total Short-Term Investments
(cost $24,564) 24,564
Other Securities - 0.4%
U.S. Cash Collateral Fund(@)(×) 2,238,500
(∞)
2,239
Total Other Securities
(cost $2,239) 2,239
Total Investments - 100.5%
(identified cost $424,867) 582,368
Other Assets and Liabilities, Net
- (0.5)%
(3,075)
Net Assets - 100.0%
579,293

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 7
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 55 USD 12,460 06/22 618
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts 618
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 71,099 $ — $ —
$ —
$ 71,099
Consumer Staples 23,066 — —
—
23,066
Energy 20,017 — —
—
20,017
Financial Services 101,043 — —
—
101,043
Health Care 86,170 — —
—
86,170
Materials and Processing 21,891 — —
—
21,891
Producer Durables 49,646 — —
—
49,646
Technology 151,950 — —
—
151,950
Utilities 30,683 — —
—
30,683
Short-Term Investments — — — 24,564 24,564
Other Securities — — — 2,239 2,239
Total Investments
555,565 — — 26,803 582,368
Other Financial Instruments
Assets
Futures Contracts 618 — — — 618
Total Other Financial Instruments
*
$ 618 $ — $ — $ — $ 618
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2022, see note 2 in the Notes to Quarterly
Report.

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 98.6%
Consumer Discretionary - 11.3%
1-800-Flowers.com, Inc. Class A (Æ) 2,366 30
2U, Inc. (Æ)(Ð) 3,714 49
Aaron's Co., Inc. (The) 22,219 446
Abercrombie & Fitch Co. Class A (Æ) 2,480 79
Academy Sports and Outdoors, Inc. 5,599 221
Adtalem Global Education, Inc. (Æ) 2,494 74
Altice USA, Inc. Class A (Æ) 4,780 60
Amerco, Inc. (Û) 246 147
American Axle & Manufacturing Holdings,
Inc. (Æ) 25,775 200
American Eagle Outfitters, Inc. (Ñ) 3,091 52
American Outdoor Brands, Inc. (Æ) 965 13
American Public Education, Inc. (Æ) 4,142 88
America's Car-Mart, Inc. (Æ) 7,364 593
APi Group Corp. (Æ) 32,175 677
Asbury Automotive Group, Inc. (Æ) 564 90
B. Riley Financial, Inc. 5,384 377
Barnes & Noble Education, Inc. (Æ) 13,759 49
Bassett Furniture Industries, Inc. 698 12
Beazer Homes USA, Inc. (Æ) 3,388 52
Big Lots, Inc. 1,272 44
BJ's Restaurants, Inc. (Æ) 12,537 355
BJ's Wholesale Club Holdings, Inc. (Æ) 2,521 170
Bloomin' Brands, Inc. 8,534 187
Bluegreen Vacations Holding Corp. 855 25
Boot Barn Holdings, Inc. (Æ) 16,025 1,520
Boston Omaha Corp. Class A (Æ) 6,171 157
Buckle, Inc. (The) 2,857 94
Caleres, Inc. 4,784 92
Cardlytics, Inc. (Æ) 7,842 431
Carrols Restaurant Group, Inc. 32,949 74
Carter's, Inc. 3,359 309
Cavco Industries, Inc. (Æ) 2,423 584
Celestica, Inc. (Æ) 30,289 361
Century Casinos, Inc. (Æ) 46,896 560
Century Communities, Inc. 5,326 285
Children's Place, Inc. (The) (Æ) 608 30
Citi Trends, Inc. (Æ) 557 17
Conn's, Inc. (Æ) 3,148 49
Container Store Group, Inc. (The) (Æ) 3,589 29
Cooper-Standard Holdings, Inc. (Æ) 1,380 12
Coty, Inc. Class A (Æ) 7,529 68
Cracker Barrel Old Country Store, Inc. 2,524 300
Crocs, Inc. (Æ) 2,058 157
Dana Holding Corp. 17,269 303
Delta Apparel, Inc. (Æ) 12,903 384
Designer Brands, Inc. Class A 26,490 358
Dillard's, Inc. Class A 892 239
Drive Shack, Inc. (Æ) 25,304 39
Escalade, Inc. 5,635 74
Ethan Allen Interiors, Inc. 3,768 98
Genesco, Inc. (Æ) 6,412 407
GMS, Inc. (Æ) 2,693 134
Goodyear Tire & Rubber Co. (The) (Æ) 47,851 683
GoPro, Inc. Class A (Æ)(Ð) 15,718 134
Grand Canyon Education, Inc. (Æ)(Ð) 1,579 153
Group 1 Automotive, Inc. (Û) 1,546 260
H&R Block, Inc. 13,702 357
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hanesbrands, Inc. 24,150 360
Haverty Furniture Cos., Inc. 1,128 31
HealthStream, Inc. (Æ) 1,666 33
Hibbett, Inc. 1,783 79
Hillenbrand, Inc. 8,195 362
Horizon Global Corp. (Æ) 24,600 140
iMedia Brands, Inc. (Æ) 21,422 129
International Game Technology PLC 6,787 168
IntriCon Corp. (Æ) 7,234 173
KB Home 1,640 53
Kontoor Brands, Inc. 5,053 209
Kura Sushi USA, Inc. Class A (Æ) 9,060 500
Landsea Homes Corp. (Æ) 28,689 245
La-Z-Boy, Inc. 7,462 197
Lear Corp. (Û) 2,220 317
Leggett & Platt, Inc. 9,040 315
Lindblad Expeditions Holdings, Inc. (Æ) 3,124 47
Lumber Liquidators Holdings, Inc. (Æ) 3,230 45
Macy's, Inc. 4,616 112
Madison Square Garden Entertainment
Corp. (Æ) 4,030 336
MarineMax, Inc. (Æ) 4,091 165
MasterCraft Boat Holdings, Inc. (Æ) 5,099 126
Monro Muffler Brake, Inc. 9,855 437
Motorcar Parts of America, Inc. (Æ) 7,749 138
Movado Group, Inc. 6,420 251
Nathan's Famous, Inc. 1,400 76
Noodles & Co. Class A (Æ) 691 4
Nordstrom, Inc. (Ð)(Û) 5,433 147
Papa John's International, Inc. 922 97
Perdoceo Education Corp. (Æ) 3,194 37
PetIQ, Inc. (Æ) 3,641 89
Poshmark, Inc. Class A (Æ) 27,302 346
Potbelly Corp. (Æ) 12,057 81
QuinStreet, Inc. (Æ) 12,329 143
Quotient Technology, Inc. (Æ) 6,938 44
RealReal, Inc. (The) (Æ) 24,939 181
Red Robin Gourmet Burgers, Inc. (Æ) 959 16
Rent-A-Center, Inc. Class A 1,644 41
REV Group, Inc. 24,993 335
Ruth's Hospitality Group, Inc. 8,121 186
Sally Beauty Holdings, Inc. (Æ) 8,739 137
Scholastic Corp. 6,637 267
Scientific Games Corp. Class A (Æ) 3,346 197
Shake Shack, Inc. Class A (Æ) 2,412 164
Shoe Carnival, Inc. 511 15
Shutterstock, Inc. 1,088 101
Signet Jewelers, Ltd. (Û) 2,520 183
Skyline Champion Corp. (Æ) 13,717 754
SMART Global Holdings, Inc. (Æ) 10,796 278
Sonic Automotive, Inc. Class A 3,819 162
Sportsman's Warehouse Holdings, Inc. (Æ) 4,771 51
Steven Madden, Ltd. 13,049 504
Stoneridge, Inc. (Æ) 6,322 132
TEGNA, Inc. 3,758 84
Texas Roadhouse, Inc. Class A 13,502 1,131
Tilly's, Inc. Class A 573 5
Toll Brothers, Inc. (Û) 3,962 186
Townsquare Media, Inc. Class A (Æ) 35,706 457
TRI Pointe Group, Inc. (Æ) 5,192 104

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Universal Electronics, Inc. (Æ) 8,955 280
Universal Technical Institute, Inc. (Æ) 569 5
Urban Outfitters, Inc. (Æ) 2,414 61
Vera Bradley, Inc. (Æ) 691 5
Vista Outdoor, Inc. (Æ) 4,941 176
Visteon Corp. (Æ) 1,364 149
Wingstop, Inc. 727 85
Wolverine World Wide, Inc. 27,240 615
Wyndham Hotels & Resorts, Inc. 4,242 359
YETI Holdings, Inc. (Æ) 8,016 481
Zumiez, Inc. (Æ) 3,057 117
26,878
Consumer Staples - 3.5%
Albertsons Cos., Inc. Class A (Û) 10,434 347
Alico, Inc. 3,695 139
Andersons, Inc. (The) 2,385 119
BellRing Brands, Inc. (Æ) 780 18
Boston Beer Co., Inc. Class A (Æ) 418 162
Bunge, Ltd. (Û) 3,943 437
Calavo Growers, Inc. 829 30
Coca-Cola Bottling Co. 203 101
Dole PLC 3,070 38
elf Beauty, Inc. (Æ) 62,302 1,608
Energizer Holdings, Inc.
-
GDR (Æ) 15,427 566
Fresh Del Monte Produce, Inc. 1,430 37
Grocery Outlet Holding Corp. (Æ)(Ñ) 30,235 991
Helen of Troy, Ltd. (Æ) 594 116
Herbalife Nutrition, Ltd. (Æ) 6,989 212
Ingles Markets, Inc. Class A 1,406 125
Ingredion, Inc. 4,850 423
J&J Snack Foods Corp. 3,468 538
Landec Corp. (Æ) 25,566 296
Medifast, Inc. 1,664 284
Molson Coors Beverage Co. Class B (Û) 1,023 55
National Vision Holdings, Inc. (Æ) 2,668 116
Nomad Foods, Ltd. (Æ) 4,165 94
Performance Food Group Co. (Æ) 3,573 182
Pilgrim's Pride Corp. (Æ) 435 11
Post Holdings, Inc. (Æ) 616 43
Primo Water Corp. 8,269 118
Quanex Building Products Corp. 12,832 270
Rite Aid Corp. (Æ) 3,401 30
Sovos Brands, Inc. (Æ) 8,258 117
Spectrum Brands Holdings, Inc. 2,600 231
Turning Point Brands, Inc. 4,460 152
United Natural Foods, Inc. (Æ) 4,260 177
USANA Health Sciences, Inc. (Æ) 679 54
Vector Group, Ltd. 3,350 40
8,277
Energy - 4.6%
Amyris, Inc. (Æ)(Ñ) 43,523 190
Antero Resources Corp. (Æ) 3,552 108
Arch Resources, Inc. (Ð) 2,883 396
ChampionX Corp. 41,661 1,019
CVR Energy, Inc. 2,481 63
Delek US Holdings, Inc. (Æ) 51,393 1,090
Euro Manganese, Inc. (Æ) 132,500 47
Expro Group Holdings NV (Æ) 12,603 224
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Green Brick Partners, Inc. (Æ) 44,488 879
Helix Energy Solutions Group, Inc. (Æ) 3,400 16
Hippo Holdings, Inc. (Æ) 15,760 628
Hostess Brands, Inc. Class A (Æ) 4,279 94
Liberty Oilfield Services, Inc. Class A (Æ) 21,323 316
Luxfer Holdings PLC
-
ADR 21,954 369
Matador Resources Co. 1,548 82
Matrix Service Co. (Æ) 25,743 212
Murphy Oil Corp. 2,195 89
Nabors Industries, Inc. (Æ) 298 46
National Energy Services Reunited Corp. (Æ) 55,796 469
Natural Gas Services Group, Inc. (Æ) 13,253 158
Newpark Resources, Inc. (Æ) 5,664 21
NexTier Oilfield Solutions, Inc. (Æ) 87,983 813
NOV, Inc. (Æ) 21,239 416
NOW, Inc. (Æ) 6,452 71
Oceaneering International, Inc. (Æ) 3,792 57
Oil States International, Inc. (Æ) 40,251 280
Par Pacific Holdings, Inc. (Æ) 3,729 49
Patterson-UTI Energy, Inc. 30,303 469
PBF Energy, Inc. Class A (Æ)(Ð) 7,408 181
PDC Energy, Inc. 1,169 85
REX American Resources Corp. (Æ) 411 41
SM Energy Co. (Û) 15,126 589
Solaris Oilfield Infrastructure, Inc. Class A 30,967 350
SunCoke Energy, Inc. 5,552 49
Talon Metals Corp. (Æ) 268,500 183
Targa Resources Corp. (Û) 5,592 422
W&T Offshore, Inc. (Æ) 5,781 22
Warrior Met Coal, Inc. 10,355 384
World Fuel Services Corp. 3,122 84
11,061
Financial Services - 22.2%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust (Æ) 2,536 128
Agree Realty Corp. (ö) 8,682 576
Alpine Income Property Trust, Inc. (ö) 32,361 608
Amalgamated Financial Corp. 586 11
American Campus Communities, Inc. (Ð)(ö) 4,136 231
American Equity Investment Life Holding
Co. 7,736 309
Ameris Bancorp 5,156 226
Apple Hospitality REIT, Inc. (ö) 36,792 661
Argo Group International Holdings, Ltd. 1,486 61
Armada Hoffler Properties, Inc. (ö) 1,272 19
Associated Banc-Corp. (Ð) 2,568 58
Assurant, Inc. (Ð)(Û) 427 78
Atlantic Union Bankshares Corp. (Æ) 2,689 99
Axis Capital Holdings, Ltd. 3,967 240
Axos Financial, Inc. (Æ) 2,529 117
Banc of California, Inc. 45,060 872
Bancorp, Inc. (The) (Æ) 5,313 151
BankUnited, Inc. 7,873 346
Bar Harbor Bankshares 2,463 70
Blucora, Inc. (Æ) 30,020 587
Braemar Hotels & Resorts, Inc. (Ð)(ö) 3,006 19
Brighthouse Financial, Inc. (Æ) 5,423 280
Brixmor Property Group, Inc. (ö) 15,543 401
Byline Bancorp, Inc. 9,815 262

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cadence Bank 47,519 1,390
Cambridge Bancorp 1,302 111
Camden Property Trust (Ð)(ö)(Û) 2,184 363
Cannae Holdings, Inc. (Æ) 19,660 470
Capital Bancorp, Inc. 10,341 236
Capital City Bank Group, Inc. 8,352 220
Capstar Financial Holdings, Inc. 35,852 756
Carter Bankshares, Inc. (Æ) 742 13
CatchMark Timber Trust, Inc. Class A (ö) 37,765 310
Cathay General Bancorp 3,138 140
Chatham Lodging Trust (Ð)(ö) 2,549 35
City Office REIT, Inc. (ö) 4,371 77
Civista Bancshares, Inc. 7,683 185
CNO Financial Group, Inc. 8,573 215
Columbia Banking System, Inc. 17,453 563
Comerica, Inc. (Û) 3,715 336
Community Bank System, Inc. 1,604 113
Compass, Inc. Class A (Æ) 15,463 122
Corporate Office Properties Trust (ö) 2,745 78
Cousins Properties, Inc. (ö) 10,003 403
Cowen Group, Inc. Class A 9,369 253
CTO Realty Growth, Inc. (ö) 11,515 763
Curo Group Holdings Corp. 10,723 140
Cushman & Wakefield PLC (Æ) 3,303 68
Customers Bancorp, Inc. (Æ) 3,863 201
DiamondRock Hospitality Co. (ö) 20,923 212
DigitalBridge Group, Inc. (ö) 48,894 352
Diversified Healthcare Trust (Æ) 15,935 51
Donegal Group, Inc. Class A 9,593 129
Douglas Elliman, Inc. 8,925 65
Easterly Government Properties, Inc. (Ñ)(ö) 15,539 328
Eastern Bankshares, Inc. 5,100 110
EastGroup Properties, Inc. (ö) 677 138
Emerald Holding, Inc. (Æ) 10,353 35
Enova International, Inc. (Æ) 2,119 80
Enterprise Financial Services Corp. 6,021 285
Equity Commonwealth (ö) 6,889 194
Essent Group, Ltd. 10,735 442
Essential Properties Realty Trust, Inc. (ö) 2,611 66
Evercore, Inc. Class A (Û) 1,424 159
eXp World Holdings, Inc. (Ñ) 5,310 112
EZCORP, Inc. Class A (Æ) 45,760 276
Farmland Partners, Inc. (Ð)(ö) 1,797 25
Federal Agricultural Mortgage Corp. Class C 3,434 373
Federated Hermes, Inc. Class B 2,249 77
First BanCorp 9,914 130
First Commonwealth Financial Corp. (Ð) 1,000 15
First Community Corp. 11,377 241
First Financial Bankshares, Inc. 1,892 83
First Financial Corp. 664 29
First Foundation, Inc. 26,241 637
First Internet Bancorp 2,175 94
First Interstate BancSystem, Inc. Class A (Ñ) 14,837 546
First Merchants Corp. 9,239 384
First Mid-Illinois Bancshares, Inc. 5,064 195
Five Star Bancorp 12,681 359
Flagstar Bancorp, Inc. 2,235 95
Flushing Financial Corp. 3,435 77
FNB Corp. 6,377 79
Forestar Group, Inc. (Æ) 8,601 153
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Franchise Group, Inc. (Æ) 8,527 353
Franklin Street Properties Corp. (ö) 1,976 12
FRP Holdings, Inc. (Æ) 977 56
Gaming and Leisure Properties, Inc. (ö) 14,399 676
Genworth Financial, Inc. Class A (Æ) 38,602 146
GEO Group, Inc. (The) (ö) 14,277 94
German American Bancorp, Inc. 3,298 125
Getty Realty Corp. (ö) 6,649 190
Glacier Bancorp, Inc. 3,450 173
Green Dot Corp. Class A (Æ) 3,168 87
Greenlight Capital Re, Ltd. Class A (Æ) 573 4
Guaranty Bancshares, Inc. 3,077 108
Hancock Holding Co. 7,892 412
Hanmi Financial Corp. 1,294 32
Hanover Insurance Group, Inc. (The) 1,697 253
HarborOne Bancorp, Inc. 16,052 225
Healthcare Realty Trust, Inc. (ö) 5,716 157
Heritage Commerce Corp. 11,675 131
Heritage Insurance Holdings, Inc. 214 2
Highwoods Properties, Inc. (ö) 3,140 144
Hilltop Holdings, Inc. 2,506 74
Home Bancorp, Inc. 2,092 85
Home BancShares, Inc. 37,504 848
HomeStreet, Inc. 12,118 574
HomeTrust Bancshares, Inc. 400 12
Horace Mann Educators Corp. 10,182 426
Houlihan Lokey, Inc. Class A 1,747 153
Howard Hughes Corp. (The) (Æ) 601 62
Hudson Pacific Properties, Inc. (ö) 13,374 371
Independent Bank Corp. 7,359 161
International Bancshares Corp. 1,838 78
Investar Holding Corp. 9,943 190
Investors Bancorp, Inc. 8,306 124
Jackson Financial, Inc. Class A 21,398 946
James River Group Holdings, Ltd. 10,271 254
JER Investment Trust, Inc. (Æ)(Š)(Þ) 1,771 —
Kearny Financial Corp. 24,885 321
Kemper Corp. 3,235 183
Kennedy-Wilson Holdings, Inc. 1,865 45
Kite Realty Group Trust (ö) 3,320 76
Ladder Capital Corp. Class A (ö) 13,162 156
Lazard, Ltd. Class A 5,056 174
LendingClub Corp. (Æ) 3,712 59
Lincoln National Corp. (Û) 296 19
Live Oak Bancshares, Inc. 1,694 86
LTC Properties, Inc. (ö) 5,733 221
Macerich Co. (The) (ö) 5,377 84
Marcus & Millichap, Inc. 2,566 135
Merchants Bancorp 1,768 48
Metropolitan Bank Holding Corp. (Æ) 6,354 647
MFA Financial, Inc. (ö) 22,732 92
Moelis & Co. Class A (Û) 1,580 74
Mr. Cooper Group, Inc. (Æ) 2,125 97
National Bank Holdings Corp. Class A 16,168 652
National Health Investors, Inc. (ö) 1,470 87
National Retail Properties, Inc. (ö) 10,700 481
National Storage Affiliates Trust (ö) 1,571 99
Navient Corp. 8,316 142
NETSTREIT Corp. (ö) 3,067 69
NexPoint Residential Trust, Inc. (ö) 236 21

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 11
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Nicolet Bankshares, Inc. (Æ) 392 37
NMI Holdings, Inc. Class A (Æ) 16,187 334
Northeast Bank 6,273 214
Northrim BanCorp, Inc. 214 9
OceanFirst Financial Corp. 9,664 194
ODP Corp. (The) (Æ) 2,615 120
OFG Bancorp 2,043 54
Old National Bancorp 24,028 394
Old Second Bancorp, Inc. 28,690 416
Oportun Financial Corp. (Æ) 6,166 89
Origin Bancorp, Inc. 394 17
Outfront Media Capital LLC / Outfront Media
Capital Corp. (ö) 4,430 126
Pacific Premier Bancorp, Inc. 2,925 103
Paramount Group, Inc. (ö) 17,283 188
PCB Bancorp (Æ) 27,349 628
PCSB Financial Corp. 24,522 469
Peapack Gladstone Financial Corp. 242 8
Pebblebrook Hotel Trust (ö) 7,060 173
PennyMac Financial Services, Inc. 3,348 178
Peoples Bancorp, Inc. 6,862 215
Physicians Realty Trust (ö) 10,718 188
Piedmont Office Realty Trust, Inc. Class A (ö) 7,073 122
Piper Jaffray Cos. 984 129
Plymouth Industrial REIT, Inc. (ö) 15,210 412
Popular, Inc. 8,014 655
Potlatch Corp. (ö) 13,066 689
PRA Group, Inc. (Æ) 1,877 85
Premier Financial Corp. 17,410 528
ProAssurance Corp. 1,857 50
PS Business Parks, Inc. (ö) 731 123
Pzena Investment Management, Inc. Class A 19,299 155
QCR Holdings, Inc. 2,927 166
Radian Group, Inc. 4,857 108
RE/MAX Holdings, Inc. Class A 6,526 181
Realogy Holdings Corp. (Æ) 12,308 193
Redfin Corp. (Æ) 6,172 111
Regional Management Corp. 600 29
Reinsurance Group of America, Inc. Class
A (Û) 6,841 749
RenaissanceRe Holdings, Ltd. 1,874 297
Renasant Corp. 2,340 78
Repay Holdings Corp. (Æ) 51,472 760
Riverview Bancorp, Inc. 10,972 83
RLJ Lodging Trust (ö) 15,915 224
RMR Group, Inc. (The) Class A 7,830 243
Ryman Hospitality Properties, Inc. (ö) 3,338 309
Sabra Health Care REIT, Inc. (ö) 5,094 76
Safehold, Inc. (Æ) 1,120 62
Sculptor Capital Management, Inc. 11,095 155
Selective Insurance Group, Inc. 1,356 121
ServisFirst Bancshares, Inc. 900 86
Silvergate Capital Corp. Class A (Æ) 711 107
Simmons First National Corp. Class A 2,757 72
SiriusPoint, Ltd. (Æ) 1,100 8
SL Green Realty Corp. (ö) 416 34
SLM Corp. (Û) 12,356 227
SmartFinancial, Inc. 2,625 67
Southern Missouri Bancorp, Inc. 2,113 106
SP Plus Corp. (Æ) 14,690 461
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Spirit Realty Capital, Inc. (ö) 2,913 134
St. Joe Co. (The) 1,429 85
STAG Industrial, Inc. (ö) 6,620 274
Stewart Information Services Corp. 4,430 269
StoneX Group, Inc. (Æ) 6,507 483
Summit Hotel Properties, Inc. (ö) 19,813 197
Sunstone Hotel Investors, Inc. (ö) 20,079 237
Tanger Factory Outlet Centers, Inc. (ö) 4,075 70
Terreno Realty Corp. (ö) 1,131 84
Territorial Bancorp, Inc. 19,669 472
Texas Capital Bancshares, Inc. (Æ)(Ð) 2,602 149
Tiptree Financial, Inc. Class A 20,956 269
TPG RE Finance Trust, Inc. (ö) 7,806 92
TriCo Bancshares 5,788 232
Triumph Bancorp, Inc. (Æ) 6,248 587
UMB Financial Corp. 1,247 121
UMH Properties, Inc. (ö) 25,230 620
United Bankshares, Inc. 3,683 128
United Community Banks, Inc. 13,539 471
United Fire Group, Inc. 795 25
United Insurance Holdings Corp. 2,291 8
Universal Insurance Holdings, Inc. 8,620 116
Univest Corp. of Pennsylvania 3,818 102
Unum Group 12,333 389
Valley National Bancorp 34,085 444
Velocity Financial, Inc. (Æ) 10,405 114
Virtus Investment Partners, Inc. 289 69
Voya Financial, Inc. (Û) 907 60
Walker & Dunlop, Inc. 731 95
Washington Trust Bancorp, Inc. 6,750 354
Waterstone Financial, Inc. 906 18
Webster Financial Corp. 12,591 707
Westamerica BanCorp 6,344 384
Westwood Holdings Group, Inc. 11,395 175
WSFS Financial Corp. 4,476 209
Xenia Hotels & Resorts, Inc. (ö) 7,448 144
53,005
Health Care - 16.3%
Acadia Pharmaceuticals, Inc. (Æ)(Û) 12,252 297
Accuray, Inc. (Æ) 8,734 29
Aerie Pharmaceuticals, Inc. (Æ) 4,731 43
Agios Pharmaceuticals, Inc. (Æ)(Ð) 3,831 112
Akebia Therapeutics, Inc. (Æ)(Ð) 16,052 12
Alkermes PLC (Æ)(Û) 10,826 285
Allogene Therapeutics, Inc. (Æ) 3,100 28
Allscripts Healthcare Solutions, Inc. (Æ) 14,226 320
Alpha Teknova, Inc. (Æ) 23,093 319
ALX Oncology Holdings, Inc. (Æ) 3,622 61
AMN Healthcare Services, Inc. (Æ) 1,255 131
Amneal Pharmaceuticals, Inc. (Æ) 52,905 221
Amphastar Pharmaceuticals, Inc. (Æ) 9,883 355
ANI Pharmaceuticals, Inc. (Æ) 9,957 280
Anika Therapeutics, Inc. (Æ) 11,630 292
Antares Pharma, Inc. (Æ) 97,359 399
Apellis Pharmaceuticals, Inc. (Æ) 3,629 184
Argenx SE
-
ADR (Æ) 3,692 1,165
Arrowhead Pharmaceuticals, Inc. (Æ) 17,977 827
Arvinas, Inc. (Æ) 4,915 331
Ascendis Pharma A/S
-
ADR (Æ) 2,446 287

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Athenex, Inc. (Æ)(Ð) 3,361 3
Avid Bioservices, Inc. (Æ)(Ñ) 91,946 1,874
Axogen, Inc. (Æ) 2,909 23
Beam Therapeutics, Inc. (Æ) 7,985 458
Biohaven Pharmaceutical Holding Co.,
Ltd. (Æ) 7,274 862
BioLife Solutions, Inc. (Æ) 51,530 1,172
Bluebird Bio, Inc. (Æ)(Ð) 6,403 31
Blueprint Medicines Corp. (Æ) 3,530 225
BridgeBio Pharma, Inc. (Æ) 13,376 136
Cara Therapeutics, Inc. (Æ) 3,308 40
Cardiovascular Systems, Inc. (Æ) 1,995 45
CareDx, Inc. (Æ) 1,881 70
Catalyst Pharmaceuticals, Inc. (Æ)(Ð) 4,850 40
Collegium Pharmaceutical, Inc. (Æ) 10,969 223
Computer Programs & Systems, Inc. (Æ) 4,045 139
CONMED Corp. 6,021 895
Consensus Cloud Solutions, Inc. Class W (Æ) 5,923 356
Cross Country Healthcare, Inc. (Æ) 1,899 41
Curis, Inc. (Æ) 17,091 41
Cutera, Inc. (Æ)(Ð) 941 65
Cytokinetics, Inc. (Æ) 16,931 623
CytomX Therapeutics, Inc. (Æ) 5,982 16
Deciphera Pharmaceuticals, Inc. (Æ) 1,545 14
Denali Therapeutics, Inc. (Æ) 4,808 155
Eagle Pharmaceuticals, Inc. (Æ) 713 35
Emergent BioSolutions, Inc. (Æ) 6,859 281
Enanta Pharmaceuticals, Inc. (Æ) 1,282 91
Encompass Health Corp. (Æ) 11,394 810
Endo International PLC (Æ) 16,507 38
Ensign Group, Inc. (The) 2,689 242
Exelixis, Inc. (Æ)(Û) 14,393 326
FibroGen, Inc. (Æ)(Ð) 8,111 97
F-Star Therapeutics, Inc. (Æ) 21,685 77
Gossamer Bio, Inc. (Æ) 3,606 31
Halozyme Therapeutics, Inc. (Æ) 9,388 374
Harrow Health, Inc. (Æ) 41,426 283
HealthEquity, Inc. (Æ) 3,129 211
Heska Corp. (Æ) 6,315 873
Homology Medicines, Inc. (Æ)(Ð) 4,070 12
Inari Medical, Inc. (Æ) 2,926 265
InfuSystem Holdings, Inc. (Æ) 43,493 426
Inhibrx, Inc. (Æ) 15,710 350
Innoviva, Inc. (Æ) 2,836 55
Inogen, Inc. (Æ) 1,436 47
Inspire Medical Systems, Inc. (Æ) 807 207
Intellia Therapeutics, Inc. (Æ) 8,423 612
Intercept Pharmaceuticals, Inc. (Æ)(Ð) 4,144 67
Ionis Pharmaceuticals, Inc. (Æ)(Û) 10,086 373
iRadimed Corp. 16,125 723
iRhythm Technologies, Inc. (Æ) 1,911 301
Jazz Pharmaceuticals PLC (Æ)(Û) 2,280 355
Karuna Therapeutics, Inc. (Æ) 565 72
Karyopharm Therapeutics, Inc. (Æ) 2,000 15
Kezar Life Sciences, Inc. (Æ) 9,891 164
Kodiak Sciences, Inc. (Æ) 1,218 9
Kura Oncology, Inc. (Æ) 8,027 129
Lantheus Holdings, Inc. (Æ) 10,134 561
LeMaitre Vascular, Inc. 27,284 1,269
LHC Group, Inc. (Æ) 3,661 617
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
LivaNova PLC (Æ) 2,486 203
MEDNAX, Inc. (Æ) 10,546 248
Medpace Holdings, Inc. (Æ) 8,612 1,410
MeiraGTx Holdings PLC (Æ) 4,978 69
Merit Medical Systems, Inc. (Æ)(Û) 1,154 77
Mirati Therapeutics, Inc. (Æ) 3,278 270
Mirum Pharmaceuticals, Inc. (Æ) 1,773 39
Molecular Templates, Inc. (Æ) 24,101 83
Molina Healthcare, Inc. (Æ)(Û) 1,302 434
Natus Medical, Inc. (Æ) 9,516 250
Nektar Therapeutics (Æ) 908 5
Neogen Corp. (Æ) 23,841 735
NeoGenomics, Inc. (Æ) 19,596 238
Neurocrine Biosciences, Inc. (Æ) 3,157 296
Nevro Corp. (Æ)(Ð) 1,752 127
NextGen Healthcare, Inc. (Æ) 3,091 65
NGM Biopharmaceuticals, Inc. (Æ) 1,878 29
Omnicell, Inc. (Æ) 6,173 799
Organon & Co. 700 24
Orthofix Medical, Inc. (Æ) 1,373 45
Ovid Therapeutics, Inc. (Æ) 21,212 67
Owens & Minor, Inc. 4,485 197
Pacira BioSciences, Inc. (Æ) 3,174 242
Patterson Cos., Inc. (Û) 2,508 81
Pennant Group, Inc. (The) (Æ) 3,660 68
Perrigo Co. PLC 10,031 385
Personalis, Inc. (Æ) 1,300 11
Phibro Animal Health Corp. Class A 14,260 284
Pliant Therapeutics, Inc. (Æ) 2,442 17
Poseida Therapeutics, Inc. (Æ) 1,916 9
Prestige Brands Holdings, Inc. (Æ) 1,942 103
Progenics Pharmaceuticals, Inc. (Æ)(Š) 1,808 —
Prometheus Biosciences, Inc. (Æ) 1,809 68
Protagonist Therapeutics, Inc. (Æ) 15,881 376
Protech Home Medical Corp. (Æ) 28,452 125
PTC Therapeutics, Inc. (Æ) 19,113 713
Radius Health, Inc. (Æ) 4,847 43
RadNet, Inc. (Æ) 9,606 215
Recursion Pharmaceuticals, Inc. Class A (Æ)
(Ñ) 2,640 19
REGENXBIO, Inc. (Æ)(Ð) 1,790 59
Repligen Corp. (Æ) 4,460 839
Revance Therapeutics, Inc. (Æ)(Ð) 3,466 68
RxSight, Inc. (Æ)(Ñ) 3,894 48
Sage Therapeutics, Inc. (Æ) 2,731 90
Sarepta Therapeutics, Inc. (Æ)(Ð)(Û) 3,226 252
Schrodinger, Inc. (Æ) 13,236 452
Select Medical Holdings Corp. 9,602 230
Selecta Biosciences, Inc. (Æ)(Ð) 6,066 7
Seres Therapeutics, Inc. (Æ) 4,933 35
ShockWave Medical, Inc. (Æ) 1,901 394
SIGA Technologies, Inc. (Æ) 19,555 139
Societal CDMO, Inc. (Æ) 64,285 116
SpringWorks Therapeutics, Inc. (Æ) 4,711 266
STAAR Surgical Co. (Æ) 1,036 83
Surmodics, Inc. (Æ) 294 13
Sutro Biopharma, Inc. (Æ) 4,322 36
Tabula Rasa HealthCare, Inc. (Æ)(Ð) 1,000 6
Tactile Systems Technology, Inc. (Æ)(Ð) 1,443 29
Talkspace, Inc. (Æ)(Ñ) 22,571 39

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tenet Healthcare Corp. (Æ)(Û) 3,944 339
Theravance Biopharma, Inc. (Æ) 4,459 43
TransMedics Group, Inc. (Æ) 4,869 131
Travere Therapeutics, Inc. (Æ) 3,568 92
Tricida, Inc. (Æ) 1,419 12
Twist Bioscience Corp. (Æ) 3,810 188
United Therapeutics Corp. (Æ)(Û) 1,535 275
Utah Medical Products, Inc. 7,809 702
Vanda Pharmaceuticals, Inc. (Æ) 1,500 17
Varex Imaging Corp. (Æ)(Ð) 2,667 57
Vericel Corp. (Æ) 5,166 197
Viatris, Inc. Class W (Û) 3,344 36
Vincerx Pharma, Inc. (Æ)(Ñ) 4,731 19
Vir Biotechnology, Inc. (Æ) 2,237 58
Vivos Therapeutics, Inc. (Æ)(Ñ) 28,109 75
WaVe Life Sciences, Ltd. (Æ) 1,020 2
Xencor, Inc. (Æ) 12,464 332
Xenon Pharmaceuticals, Inc. (Æ) 7,625 233
Zentalis Pharmaceuticals, Inc. (Æ) 5,437 251
Zinvie, Inc. (Æ) 4,068 93
Zymeworks, Inc. (Æ) 9,138 60
38,805
Materials and Processing - 7.8%
AdvanSix, Inc. 1,519 78
Allegheny Technologies, Inc. (Æ) 6,325 170
American Vanguard Corp. 29,972 608
Apogee Enterprises, Inc. 1,685 80
Arconic Corp. (Æ) 6,433 165
Ashland Global Holdings, Inc. (Ð) 2,225 219
Aspen Aerogels, Inc. (Æ) 2,455 85
Atkore International Group, Inc. (Æ) 1,400 138
AZEK Co., Inc. (The) (Æ) 20,840 518
Beacon Roofing Supply, Inc. (Æ) 1,950 116
Belden, Inc. 1,380 76
BlueLinx Holdings, Inc. (Æ) 489 35
Boise Cascade Co. 2,061 143
BrightView Holdings, Inc. (Æ) 12,436 170
Cabot Corp. 2,251 154
Caesarstone, Ltd. 7,138 75
Capstone Mining Corp. (Æ) 22,556 128
Carpenter Technology Corp. 9,327 392
Chemours Co. (The) 7,036 222
Clearwater Paper Corp. (Æ) 859 24
Coeur Mining, Inc. (Æ) 43,538 194
Commercial Metals Co. 2,865 119
Compass Minerals International, Inc. 1,645 103
Constellium SE (Æ) 5,850 105
Cornerstone Building Brands, Inc. (Æ) 20,555 500
Critical Elements Lithium Corp. (Æ) 82,146 101
Culp, Inc. 14,491 115
Diversey Holdings, Ltd. (Æ) 3,800 29
Ecovyst, Inc. (Æ) 859 10
Element Solutions, Inc. (Æ) 46,017 1,007
European Metals Holdings, Ltd. (Æ) 83,066 73
Glatfelter Corp. 1,500 19
Hecla Mining Co. 24,448 161
Horizonte Minerals PLC (Æ) 707,920 64
Huntsman Corp. 9,859 370
Ingevity Corp. (Æ) 6,486 416
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Insteel Industries, Inc. 19,560 723
Interface, Inc. Class A 8,408 114
JELD-WEN Holding, Inc. (Æ) 5,072 103
Koppers Holdings, Inc. 7,472 206
Livent Corp. (Æ) 5,999 156
Louisiana-Pacific Corp. 5,093 316
LSI Industries, Inc. 4,562 27
Matthews International Corp. Class A 4,522 146
Mosaic Co. (The) 5,741 382
MRC Global, Inc. (Æ) 5,958 71
Neenah Paper, Inc. 9,871 392
NN, Inc. (Æ)(Ð) 2,724 8
Northwest Pipe Co. (Æ) 5,518 140
Nouveau Monde Graphite, Inc. (Æ) 7,038 49
O-I Glass, Inc. (Æ) 25,676 338
Oil-Dri Corp. of America 2,010 58
Olin Corp. (Û) 6,037 316
Omega Flex, Inc. 2,616 340
Orion Engineered Carbons SA 2,867 46
Pactiv Evergreen, Inc. 691 7
Patrick Industries, Inc. 1,627 98
Perimeter Solutions SA (Æ) 4,567 55
Piedmont Lithium, Inc. (Æ)(Ñ) 2,044 149
Quaker Chemical Corp. 2,947 509
Rayonier Advanced Materials, Inc. (Æ) 2,935 19
RBC Bearings, Inc. (Æ) 1,417 275
Royal Gold, Inc. 2,337 330
Ryerson Holding Corp. 1,000 35
Schnitzer Steel Industries, Inc. Class A 2,463 128
Schweitzer-Mauduit International, Inc. 19,153 527
Silgan Holdings, Inc. 6,596 305
Simpson Manufacturing Co., Inc. 888 97
SiteOne Landscape Supply, Inc. (Æ) 3,251 526
Sonoco Products Co. 6,000 375
Stelco Holdings, Inc. 2,969 123
Stepan Co. 675 67
Sylvamo Corp. (Æ) 13,551 451
TimkenSteel Corp. (Æ) 4,601 101
Trinseo PLC 3,304 158
Tronox Holdings PLC Class A 40,769 807
UFP Industries, Inc. (Æ) 1,833 141
UFP Technologies, Inc. (Æ) 7,885 522
Unifi, Inc. (Æ) 5,204 94
Univar Solutions, Inc.
-
ADR (Æ) 17,167 551
Universal Stainless & Alloy Products, Inc. (Æ) 12,525 109
Valvoline, Inc. 19,061 601
Venator Materials PLC (Æ) 49,139 87
Veritiv Corp. (Æ) 2,389 319
VSE Corp. 1,978 91
Westlake Chemical Corp. (Û) 345 43
Westrock Co. (Û) 922 43
18,656
Producer Durables - 15.6%
ABM Industries, Inc. 4,654 214
Acacia Research Corp. (Æ) 746 3
ACCO Brands Corp. 5,087 41
Aerojet Rocketdyne Holdings, Inc. (Æ) 2,600 102
AGCO Corp. (Ð)(Û) 2,814 411
Allegiant Travel Co. Class A (Æ) 388 63

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Allied Motion Technologies, Inc. 18,356 548
Allison Transmission Holdings, Inc. Class A 9,437 370
Alta Equipment Group, Inc. (Æ) 28,957 358
Altra Industrial Motion Corp. 6,637 258
Applied Industrial Technologies, Inc. 1,216 125
ArcBest Corp. 3,144 254
Arcosa, Inc. 5,041 289
Ardmore Shipping Corp. (Æ) 60,854 274
Argan, Inc. 11,611 471
ASGN, Inc. (Æ) 1,825 213
Astec Industries, Inc. 1,194 51
Astronics Corp. (Æ) 1,451 19
Atlas Air Worldwide Holdings, Inc. (Æ) 925 80
Barnes Group, Inc. 4,786 192
Barrett Business Services, Inc. 4,471 346
Bloom Energy Corp. Class A (Æ) 7,025 170
Bowman Consulting Group, Ltd. (Æ) 4,328 71
Brady Corp. Class A 1,453 67
Cactus, Inc. Class A 3,597 204
Chart Industries, Inc. (Æ) 3,688 633
Cimpress PLC (Æ) 767 49
Colfax Corp. (Æ) 9,124 363
Concrete Pumping Holdings, Inc. (Æ) 14,376 96
Copa Holdings SA Class A (Æ) 1,260 105
CoreCivic, Inc. (Æ) 6,415 72
Covenant Logistics Group, Inc. Class A 8,933 192
CRA International, Inc. 5,758 485
Daseke, Inc. (Æ) 1,460 15
Deluxe Corp. 22,124 669
DHT Holdings, Inc. 68,068 395
Dorian LPG, Ltd. 1,459 21
Ducommun, Inc. (Æ) 475 25
Dycom Industries, Inc. (Æ) 1,290 123
EMCOR Group, Inc. 2,614 294
Encore Wire Corp. 1,464 167
EnerSys 2,712 202
Ennis, Inc. 2,764 51
Entravision Communications Corp. Class
A (Û) 1,600 10
Euronav NV 65,124 688
Evo Payments, Inc. Class A (Æ) 43,570 1,006
Flowserve Corp. 23,540 845
Fluor Corp. (Æ)(Ð) 7,395 212
Franklin Electric Co., Inc. 1,296 108
Frontdoor, Inc. (Æ) 8,197 244
Frontier Group Holdings, Inc. (Æ)(Ñ) 4,007 45
Genasys, Inc. (Æ) 59,828 165
Granite Construction, Inc. 2,715 89
Greenbrier Cos., Inc. 14,097 726
Healthcare Services Group, Inc. 41,944 778
Heidrick & Struggles International, Inc. 2,894 115
Hertz Global Holdings, Inc. Class W (Æ) 617 103
Hillman Solutions Corp. (Æ) 5,191 62
HNI Corp. 1,732 64
Hub Group, Inc. Class A (Æ) 1,643 127
Huntington Ingalls Industries, Inc. (Û) 1,349 269
Hyster-Yale Materials Handling, Inc. 1,677 56
I3 Verticals, Inc. Class A (Æ) 39,367 1,097
ICF International, Inc. 2,426 228
Information Services Group, Inc. 975 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Infrastructure and Energy Alternatives,
Inc. (Æ) 23,234 275
Insperity, Inc. 1,543 155
International Money Express, Inc. (Æ) 11,158 230
Itron, Inc. (Æ) 2,327 123
JetBlue Airways Corp. (Æ) 8,979 134
Kaman Corp. Class A 12,664 551
KBR, Inc. 7,066 387
Kennametal, Inc. 16,103 461
Kimball International, Inc. Class B 41,608 351
Kirby Corp. (Æ) 5,261 380
Knight-Swift Transportation Holdings,
Inc. (Æ) 4,709 238
Korn & Ferry International 2,593 168
Kratos Defense & Security Solutions, Inc. (Æ) 21,184 434
Landstar System, Inc. 1,963 296
Latham Group, Inc. (Æ) 10,477 139
Manitowoc Co., Inc. (The) (Æ) 17,633 266
ManpowerGroup, Inc. 3,105 292
Marten Transport, Ltd. 5,365 95
Matson, Inc. 1,546 186
MAXIMUS, Inc. 1,423 107
Mesa Air Group, Inc. (Æ) 21,760 96
Mesa Laboratories, Inc. 5,675 1,446
Methode Electronics, Inc. 12,477 540
MillerKnoll, Inc. 16,083 556
Mistras Group, Inc. (Æ) 5,922 39
Mitek Systems, Inc. (Æ) 39,829 584
Modine Manufacturing Co. (Æ) 2,676 24
Murphy USA, Inc. (Û) 1,051 210
MYR Group, Inc. (Æ) 976 92
Neo Performance Materials, Inc. 7,695 94
Nikola Corp. (Æ)(Ñ) 23,603 253
Orion Group Holdings, Inc. (Æ) 36,703 91
Park-Ohio Holdings Corp. 160 2
Pitney Bowes, Inc. 28,651 149
Powell Industries, Inc. 394 8
Primoris Services Corp. 7,799 186
Radiant Logistics, Inc. (Æ) 35,213 224
Ranpak Holdings Corp. (Æ) 24,318 497
Resources Connection, Inc. 15,942 273
Rush Enterprises, Inc. Class A 1,914 97
Ryder System, Inc. (Ð) 3,588 285
Saia, Inc. (Æ) 6,057 1,477
Schneider National, Inc. Class B (Ð) 2,847 73
Scorpio Tankers, Inc. 11,917 255
SFL Corp., Ltd. (Æ) 4,600 47
SkyWest, Inc. (Æ) 2,110 61
Sleep Number Corp. (Æ) 947 48
Smith & Wesson Brands, Inc. (Æ) 15,062 228
Southwest Gas Holdings, Inc. 1,538 120
Spirit AeroSystems, Inc. Class A 4,732 231
SPX Corp. (Æ) 4,200 208
Steelcase, Inc. Class A 5,388 64
Sun Country Airlines Holdings, Inc. (Æ) 4,918 129
Teekay Tankers, Ltd. Class A (Æ) 21,626 299
Tennant Co. 6,220 490
Terex Corp. 2,801 100
Tetra Tech, Inc. 982 162
Textron, Inc. (Û) 4,692 349

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 15
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Thermon Group Holdings, Inc. (Æ) 6,312 102
Titan International, Inc. (Æ) 3,189 47
Titan Machinery, Inc. (Æ) 913 26
TopBuild Corp. (Æ) 2,053 372
Travel + Leisure Co. (Æ) 6,202 359
TriNet Group, Inc. (Æ)(Ð) 2,052 202
Trinity Industries, Inc. 5,101 175
TrueBlue, Inc. (Æ) 7,337 212
Tutor Perini Corp. (Æ) 39,723 429
Universal Truckload Services, Inc. 10,500 212
US Xpress Enterprises, Inc. Class A (Æ) 953 4
Vectrus, Inc. (Æ) 13,492 484
Wabash National Corp. 8,746 130
Werner Enterprises, Inc. 3,105 128
WESCO International, Inc. (Æ) 3,800 495
WillScot Mobile Mini Holdings Corp. (Æ) 5,189 203
WNS Holdings, Ltd.
-
ADR (Æ) 20,056 1,715
Xerox Holdings Corp. (Ð) 9,893 200
Yellow Corp. (Æ) 2,349 16
Zurn Water Solutions Corp. 3,589 127
37,188
Technology - 12.0%
8x8, Inc. (Æ) 5,282 67
A10 Networks, Inc. 2,356 33
Absolute Software Corp. 26,172 222
ADT, Inc. 44,448 337
ADTRAN, Inc. 2,664 49
Agilysys, Inc. (Æ) 5,150 206
Alarm.com Holdings, Inc. (Æ) 1,106 74
Alight, Inc. Class A (Æ) 66,565 662
Allot Communications, Ltd. (Æ) 10,560 86
Ambarella, Inc. (Æ) 2,091 219
American Software, Inc. Class A 52,191 1,088
Amkor Technology, Inc. 3,150 68
Appfolio, Inc. Class A (Æ) 3,259 369
Arlo Technologies, Inc. (Æ)(Ð) 10,159 90
Arrow Electronics, Inc. (Æ)(Û) 2,667 316
Asana, Inc. Class A (Æ) 1,448 58
Asure Software, Inc. (Æ) 10,977 65
Augmedix, Inc. (Æ)(Ñ) 25,701 76
Avaya Holdings Corp. (Æ) 7,573 96
Aviat Networks, Inc. (Æ) 750 23
Avid Technology, Inc. (Æ) 2,237 78
Avnet, Inc. 3,110 126
Axcelis Technologies, Inc. (Æ) 1,507 114
Benchmark Electronics, Inc. 3,839 96
Benefitfocus, Inc. (Æ) 1,469 19
Blackline, Inc. (Æ) 1,046 77
Box, Inc. Class A (Æ) 2,116 61
Brightcove, Inc. (Æ) 1,377 11
Cadre Holdings, Inc. 9,796 241
CalAmp Corp. (Æ) 1,453 11
Calix, Inc. (Æ) 1,509 65
Cargurus, Inc. (Æ) 3,502 149
Casa Systems, Inc. (Æ) 3,035 14
ChannelAdvisor Corp. (Æ) 4,293 71
Ciena Corp. (Æ)(Û) 500 30
Cirrus Logic, Inc. (Æ)(Û) 3,133 266
CIT Group, Inc. Class A (Æ) 20,460 328
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cohu, Inc. (Æ) 4,528 134
CommScope Holding Co., Inc. (Æ) 16,383 129
CommVault Systems, Inc. (Æ) 1,955 130
comScore, Inc. (Æ) 71,988 209
Comtech Telecommunications Corp. (Ð) 769 12
Concentrix Corp. 2,243 374
Conduent, Inc. (Æ) 9,936 51
CSG Systems International, Inc. 1,783 113
Daily Journal Corp. (Æ) 377 118
Diebold Nixdorf, Inc. (Æ) 1,385 9
Domo, Inc. Class B (Æ) 1,007 51
Donnelley Financial Solutions, Inc. (Æ) 3,546 118
DoubleVerify Holdings, Inc. (Æ) 16,780 422
Dropbox, Inc. Class A (Æ)(Û) 14,354 334
Duck Creek Technologies, Inc. (Æ) 1,040 23
DXC Technology Co. (Æ)(Û) 2,171 71
eGain Corp. (Æ) 10,193 118
EMCORE Corp. (Æ) 34,700 128
Endava PLC
-
ADR (Æ) 6,108 813
EverQuote, Inc. Class A (Æ) 6,680 108
Extreme Networks, Inc. (Æ) 7,752 95
Frontier Communications Corp. (Æ) 2,064 57
GoDaddy, Inc. Class A (Æ)(Û) 1,182 99
Immersion Corp. (Æ) 8,285 46
Infinera Corp. (Æ)(Ð) 14,918 129
Inspired Entertainment, Inc. (Æ) 13,800 170
Jabil Circuit, Inc. (Û) 5,300 327
Kaltura, Inc. (Æ)(Ñ) 39,241 70
Kimball Electronics, Inc. (Æ) 9,034 180
Kulicke & Soffa Industries, Inc. 15,056 843
KVH Industries, Inc. (Æ) 8,145 74
Lantronix, Inc. (Æ) 46,265 309
Lattice Semiconductor Corp. (Æ) 2,726 166
Liberty Latin America, Ltd. Class C (Æ) 10,659 102
LiveRamp Holdings, Inc. (Æ) 2,388 89
Loyalty Ventures, Inc. (Æ) 15,836 262
Maxar Technologies, Inc. 14,982 591
MaxLinear, Inc. Class A (Æ) 2,299 134
Mercury Systems, Inc. (Æ) 8,842 570
Mimecast, Ltd. (Æ) 9,353 744
Model N, Inc. (Æ) 22,927 617
N-Able, Inc. (Æ) 33,385 304
NAPCO Security Technologies, Inc. (Æ) 40,800 837
NETGEAR, Inc. (Æ) 4,443 110
NetScout Systems, Inc. (Æ)(Ð) 1,234 40
nLight, Inc. (Æ) 39,281 681
Nutanix, Inc. Class A (Æ)(Ð) 8,459 227
ON24, Inc. (Æ) 27,800 365
One Stop Systems, Inc. (Æ) 16,937 65
OneSpan, Inc. (Æ) 1,928 28
Ooma, Inc. (Æ) 16,135 242
Ouster, Inc. (Æ) 11,639 52
Outbrain, Inc. (Æ)(Û) 2,862 31
Parsons Corp. (Æ) 1,592 62
PCTEL, Inc. 22,445 104
PDF Solutions, Inc. (Æ) 32,232 898
Pegasystems, Inc. 11,463 924
Ping Identity Holding Corp. (Æ) 4,337 119
PlayAGS, Inc. (Æ) 2,397 16
Power Integrations, Inc. 1,826 169

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Qualys, Inc. (Æ) 8,768 1,249
Quantum Corp. (Æ) 68,990 78
RADCOM, Ltd. (Æ) 10,957 142
Rambus, Inc. (Æ) 10,755 343
Ribbon Communications, Inc. (Æ) 6,628 20
Rimini Street, Inc. (Æ) 3,702 21
Rogers Corp. (Æ) 720 196
SailPoint Technologies Holding, Inc. (Æ) 2,242 115
ScanSource, Inc. (Æ) 650 23
SecureWorks Corp. Class A (Æ) 967 13
Semtech Corp. (Æ) 1,247 86
Silicon Laboratories, Inc. (Æ) 3,665 550
Simulations Plus, Inc. (Ñ) 31,610 1,611
SiTime Corp. (Æ) 478 118
Sonos, Inc. (Æ) 8,309 235
Sprout Social, Inc. Class A (Æ) 1,133 91
SPS Commerce, Inc. (Æ) 992 130
Super Micro Computer, Inc. (Æ) 4,267 163
Synaptics, Inc. (Æ) 576 115
Synchronoss Technologies, Inc. (Æ) 2,291 4
TrueCar, Inc. (Æ) 9,744 38
Unisys Corp. (Æ) 13,888 300
Upland Software, Inc. (Æ) 1,747 31
Upwork, Inc. (Æ) 2,609 61
Varonis Systems, Inc. (Æ) 2,324 110
Veeco Instruments, Inc. (Æ)(Ð) 1,635 44
Verint Systems, Inc. (Æ) 1,734 90
Vishay Intertechnology, Inc. 10,902 214
Workiva, Inc. (Æ) 14,455 1,706
Xperi Holding Corp. 11,885 206
Yelp, Inc. Class A (Æ)(Û) 3,523 120
28,597
Utilities - 5.3%
Allete, Inc. 13,724 919
American States Water Co. 1,064 95
APA Corp. (Ð) 1,381 57
Artesian Resources Corp. Class A 3,660 178
Avista Corp. 4,875 220
Black Hills Corp. 2,543 196
Brigham Minerals, Inc. Class A 48,137 1,230
Chesapeake Energy Corp. 3,560 310
Civitas Resources, Inc. 1,272 76
CNX Resources Corp. (Æ) 15,827 328
Cogent Communications Holdings, Inc. 2,715 180
Comstock Resources, Inc. (Æ) 4,655 61
Denbury, Inc. (Æ) 1,469 115
DT Midstream, Inc. 7,759 421
Earthstone Energy, Inc. Class A (Æ) 34,844 440
Evolution Petroleum Corp. 28,934 196
Gogo, Inc. (Æ)(Ñ) 11,558 220
Gulfport Energy Corp. (Æ) 315 28
IDACORP, Inc. 1,611 186
IDT Corp. Class B (Æ) 3,397 116
Iridium Communications, Inc. (Æ) 3,094 125
J2 Global, Inc. (Æ) 3,929 380
Mammoth Energy Services, Inc. (Æ) 10,847 23
MDU Resources Group, Inc. 47,717 1,271
MGE Energy, Inc. 1,435 114
New Jersey Resources Corp. 3,456 158
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Northern Oil and Gas, Inc. 26,470 746
Northwest Natural Holding Co. 498 26
NRG Energy, Inc. 8,699 334
ONE Gas, Inc. 7,809 689
Ovintiv, Inc. 537 29
Pinnacle West Capital Corp. 5,008 391
Plains GP Holdings, LP Class A (Æ) 3,863 45
PNM Resources, Inc. 2,173 104
Portland General Electric Co. 5,714 315
RGC Resources, Inc. 26,304 562
South Jersey Industries, Inc. 11,279 390
Spire, Inc. 1,160 83
Spok Holdings, Inc. 37,061 296
Telephone & Data Systems, Inc. 4,584 87
US Cellular Corp. (Æ) 7,204 218
Vidler Water Resources, Inc. (Æ) 6,261 97
Vistra Corp. (Ð)(Û) 8,200 191
Vonage Holdings Corp. (Æ) 4,943 100
Whiting Petroleum Corp. (Û) 1,758 143
York Water Co. (The) 2,777 125
12,614
Total Common Stocks
(cost $208,317) 235,081
Short-Term Investments - 5.1%
U.S. Cash Management Fund(@) 12,088,786 (∞) 12,085
Total Short-Term Investments
(cost $12,085) 12,085
Other Securities - 1.0%
U.S. Cash Collateral Fund(@)(×) 2,385,477 (∞)
2,385
Total Other Securities
(cost $2,385) 2,385
Total Investments - 104.7%
(identified cost $222,787) 249,551
Securities Sold Short - (3.8)%
Consumer Discretionary - (0.6)%
Akoustis Technologies, Inc. (Æ) (4,847) (32)
AMC Entertainment Holdings, Inc. Class
A (Æ) (7,209) (178)
AMMO, Inc. (Æ) (3,324) (16)
Astra Space, Inc. (Æ) (11,855) (46)
Bally's Corp. (Æ) (1,006) (31)
BARK, Inc. (Æ) (4,200) (16)
Byrna Technologies, Inc. (Æ) (1,000) (8)
Callaway Golf Co. (Æ) (6,556) (153)
Cardlytics, Inc. (Æ) (522) (29)
CarParts.com, Inc. (Æ) (5,307) (36)
Cinedigm Corp. Class A (Æ) (14,196) (12)
CuriosityStream, Inc. (Æ) (2,239) (6)
Dream Finders Homes, Inc. Class A (Æ) (1,816) (31)
Fox Factory Holding Corp. (Æ) (155) (15)
fuboTV, Inc. (Æ) (1,124) (7)
GameStop Corp. Class A (Æ) (1,077) (179)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 17
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
GrowGeneration Corp. (Æ) (1,460) (13)
Leslie's, Inc. (Æ) (1,000) (19)
Lindblad Expeditions Holdings, Inc. (Æ) (1,331) (20)
Lordstown Motors Corp. Class A (Æ) (3,686) (13)
Lovesac Co. (The) (Æ) (165) (9)
Madison Square Garden Entertainment
Corp. (Æ) (2,242) (187)
National CineMedia, Inc. (4,646) (12)
Ollie's Bargain Outlet Holdings, Inc. (Æ) (3,603) (155)
Pool Corp. (163) (69)
Rocket Lab USA, Inc. (Æ) (4,500) (36)
XPEL, Inc. (Æ) (2,077) (109)
(1,437)
Consumer Staples - (0.3)%
22nd Century Group, Inc. (Æ) (13,180) (30)
Beauty Health Co. (The) (Æ) (3,696) (62)
Cadiz, Inc. (Æ) (928) (2)
Celsius Holdings, Inc. (Æ) (1,691) (93)
Chefs' Warehouse Holdings, Inc. (Æ) (297) (10)
Freshpet, Inc. (Æ) (1,774) (182)
MGP Ingredients, Inc. (1,071) (92)
PetMed Express, Inc. (3,189) (82)
Utz Brands, Inc. (2,209) (33)
Vital Farms, Inc. (Æ) (714) (9)
(595)
Energy - (0.3)%
Aemetis, Inc. (Æ) (1,103) (14)
Ameresco, Inc. Class A (Æ) (617) (49)
Archaea Energy, Inc. (Æ) (4,557) (100)
Beam Global (Æ) (425) (9)
Cabot Oil & Gas Corp. (5,126) (138)
Cleanspark, Inc. (Æ) (1,669) (21)
FuelCell Energy, Inc. (Æ) (1,966) (11)
Gevo, Inc. (Æ) (4,010) (19)
Liberty Oilfield Services, Inc. Class A (Æ) (10,524) (156)
Southwestern Energy Co. (Æ) (13,851) (99)
Sunrun, Inc. (Æ) (2,982) (90)
(706)
Financial Services - (0.3)%
Ambac Financial Group, Inc. (Æ) (1,427) (15)
Arbor Realty Trust, Inc. (ö) (5,810) (99)
BRP Group, Inc. Class A (Æ) (3,657) (98)
Franchise Group, Inc. (Æ) (2,100) (87)
GoHealth, Inc. Class A (Æ) (5,500) (6)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. (ö) (3,007) (143)
Shift4 Payments, Inc. Class A (Æ) (3,274) (203)
StepStone Group, Inc. Class A (3,809) (126)
UWM Holdings Corp. (5,218) (24)
(801)
Health Care - (1.2)%
1Life Healthcare, Inc. (Æ) (18,040) (200)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Aadi Bioscience, Inc. (Æ) (615) (10)
Absci Corp. (Æ) (1,143) (10)
Accelerate Diagnostics, Inc. (Æ) (3,800) (5)
Adagio Therapeutics, Inc. (Æ) (1,937) (9)
Adicet Bio, Inc. (Æ) (2,266) (45)
Alpha Teknova, Inc. (Æ) (918) (13)
Alphatec Holdings, Inc. (Æ) (6,923) (80)
Anavex Life Sciences Corp. (Æ) (1,262) (16)
Arcus Biosciences, Inc. (Æ) (422) (13)
Asensus Surgical, Inc. (Æ) (10,998) (7)
Aspira Women's Health, Inc. (Æ) (8,899) (9)
Athira Pharma, Inc. (Æ) (3,606) (49)
Atossa Therapeutics, Inc. (Æ) (8,605) (11)
aTyr Pharma, Inc. (Æ) (2,864) (15)
AVEO Pharmaceuticals, Inc. (Æ) (786) (4)
Berkeley Lights, Inc. (Æ) (79) (1)
BioLife Solutions, Inc. (Æ) (3,086) (70)
Biomea Fusion, Inc. (Æ) (1,476) (7)
Bionano Genomics, Inc. (Æ) (44,951) (116)
Cano Health, Inc. (Æ) (8,245) (52)
CEL-SCI Corp. (Æ) (1,193) (5)
Cerevel Therapeutics Holdings, Inc. (Æ) (311) (11)
Chinook Therapeutics, Inc. (Æ) (1,536) (25)
Citius Pharmaceuticals, Inc. (Æ) (8,294) (15)
ClearPoint Neuro, Inc. (Æ) (1,260) (13)
Clene, Inc. (Æ) (2,102) (8)
Clover Health Investments Corp. (Æ) (5,687) (20)
Cytokinetics, Inc. (Æ) (4,225) (156)
DarioHealth Corp. (Æ) (386) (2)
DermTech, Inc. (Æ) (878) (13)
Edgewise Therapeutics, Inc. (Æ) (2,312) (22)
Evolus, Inc. (Æ) (1,961) (22)
EyePoint Pharmaceuticals, Inc. (Æ) (1,517) (18)
Fate Therapeutics, Inc. (Æ) (1,843) (71)
Fulgent Genetics, Inc. (Æ) (81) (5)
Geron Corp. (Æ) (1,900) (3)
Imago BioSciences, Inc. (Æ) (2,176) (42)
ImmunityBio, Inc. (Æ) (2,282) (13)
Inmune Bio, Inc. (Æ) (1,100) (9)
Inotiv, Inc. (Æ) (2,478) (65)
Inovio Pharmaceuticals, Inc. (Æ) (3,511) (13)
Instil Bio, Inc. (Æ) (5,171) (56)
Intra-Cellular Therapies, Inc. Class A (Æ) (2,141) (131)
Invitae Corp. (Æ) (6,101) (49)
Kezar Life Sciences, Inc. (Æ) (896) (15)
Kronos Bio, Inc. (Æ) (1,000) (7)
Krystal Biotech, Inc. (Æ) (1,546) (103)
Kymera Therapeutics, Inc. (Æ) (4,062) (172)
Lantheus Holdings, Inc. (Æ) (4,132) (229)
Lineage Cell Therapeutics, Inc. (Æ) (2,871) (4)
Matinas BioPharma Holdings, Inc. (Æ) (4,379) (4)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Morphic Holding, Inc. (Æ) (801) (32)
Mustang Bio, Inc. (Æ) (1,000) (1)
NeoGenomics, Inc. (Æ) (529) (6)
Ocugen, Inc. (Æ) (1,950) (6)
OncoCyte Corp. (Æ) (3,342) (5)
Oramed Pharmaceuticals, Inc. (Æ) (3,253) (28)
Outlook Therapeutics, Inc. (Æ) (10,397) (19)
Pacific Biosciences of California, Inc. (Æ) (1,265) (12)
PDS Biotechnology Corp. (Æ) (2,246) (14)
PLx Pharma, Inc. (Æ) (2,600) (11)
Quanterix Corp. (Æ) (514) (15)
Relay Therapeutics, Inc. (Æ) (4,701) (141)
RxSight, Inc. (Æ) (900) (11)
Seelos Therapeutics, Inc. (Æ) (8,439) (7)
Seer, Inc. (Æ) (4,719) (72)
Sema4 Holdings Corp. (Æ) (4,722) (14)
Sorrento Therapeutics, Inc. (Æ) (518) (1)
Teladoc Health, Inc. (Æ) (920) (66)
TFF Pharmaceuticals, Inc. (Æ) (849) (5)
TherapeuticsMD, Inc. (Æ) (8,600) (3)
Twist Bioscience Corp. (Æ) (1,125) (56)
Vaxart, Inc. (Æ) (2,638) (13)
Veracyte, Inc. (Æ) (6,202) (171)
Vericel Corp. (Æ) (1,800) (69)
Vincerx Pharma, Inc. (Æ) (773) (3)
VistaGen Therapeutics, Inc. (Æ) (5,878) (7)
XOMA Corp. (Æ) (283) (8)
ZIOPHARM Oncology, Inc. (Æ) (3,084) (2)
(2,861)
Materials and Processing - (0.1)%
Advanced Drainage Systems, Inc. (135) (16)
Gatos Silver, Inc. (Æ) (4,416) (19)
Origin Materials, Inc. (Æ) (2,300) (15)
ThreadUp, Inc. Class A (Æ) (1,863) (14)
Uranium Energy Corp. (Æ) (37,883) (174)
View, Inc. (Æ) (13,294) (25)
(263)
Producer Durables - (0.2)%
908 Devices, Inc. (Æ) (2,335) (44)
Affirm Holdings, Inc. (Æ) (393) (18)
American Superconductor Corp. (Æ) (2,174) (17)
Atlas Technical Consultants LLC (Æ) (1,360) (16)
Cryoport, Inc. (Æ) (1,440) (50)
Custom Truck One Source, Inc. (Æ) (2,337) (20)
Hydrofarm Holdings Group, Inc. (Æ) (5,354) (81)
Luminar Technologies, Inc. (Æ) (1,920) (30)
Magnite, Inc. (Æ) (1,013) (13)
Meta Materials, Inc. (Æ) (6,510) (11)
Performant Financial Corp. (Æ) (3,846) (12)
Proterra, Inc. (Æ) (1,153) (9)
PureCycle Technologies, Inc. (Æ) (10,852) (87)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Vertex Energy, Inc. (Æ) (3,239) (32)
Wheels up Experience, Inc. (Æ) (8,400) (26)
Workhorse Group, Inc. (Æ) (1,003) (5)
Xometry, Inc. Class A (Æ) (669) (25)
(496)
Technology - (0.7)%
3D Systems Corp. (Æ) (1,000) (17)
Aehr Test Systems (Æ) (1,104) (11)
Atomera, Inc. (Æ) (1,031) (14)
Azenta, Inc. (1,881) (156)
Bill.com Holdings, Inc. (Æ) (491) (111)
Bumble, Inc. Class A (Æ) (4,748) (138)
Cargurus, Inc. (Æ) (3,904) (166)
Clearfield, Inc. (Æ) (500) (33)
Digital Turbine, Inc. (Æ) (450) (20)
E2open Parent Holdings, Inc. (Æ) (16,490) (145)
Flying Eagle Acquisition Corp. (Æ) (15,428) (46)
Ideanomics, Inc. (Æ) (4,760) (5)
Identiv, Inc. (Æ) (422) (7)
II-VI, Inc. (Æ) (313) (23)
Latch, Inc. (Æ) (4,500) (19)
Luna Innovations, Inc. (Æ) (129) (1)
MediaAlpha, Inc. Class A (Æ) (935) (15)
MicroStrategy, Inc. Class A (Æ) (290) (141)
MicroVision, Inc. (Æ) (4,528) (21)
NAPCO Security Technologies, Inc. (Æ) (986) (20)
Ouster, Inc. (Æ) (17,160) (77)
PAR Technology Corp. (Æ) (3,544) (143)
Playstudios, Inc. (Æ) (1,000) (5)
Root, Inc. Class A (Æ) (17,999) (35)
RumbleON, Inc. Class B (Æ) (401) (14)
Vuzix Corp. (Æ) (2,145) (14)
Wolfspeed, Inc. (Æ) (1,345) (153)
(1,550)
Utilities - (0.1)%
New Fortress Energy LLC (3,264) (139)
NextDecade Corp. (Æ) (2,896) (19)
RingCentral, Inc. Class A (Æ) (448) (53)
Tellurian, Inc. (Æ) (5,012) (26)
(237)
Total Securities Sold Short
(proceeds $9,845) (8,946)
Other Assets and Liabilities, Net
- (0.9)%
(2,236)
Net Assets - 100.0%
238,369

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 19
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.0%
JER Investment Trust, Inc. 05/27/04 1,771 82.03 145 —
—
For a description of restricted securities see note 5 in the Notes to Quarterly Report .
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 114 USD 11,778 06/22 651
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts 651
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada CAD 88 USD 70
04/01/22
—
Royal Bank of Canada CAD 27 USD 22
04/04/22
—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts —
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 26,878 $ — $ —
$ —
$ 26,878
Consumer Staples 8,277 — —
—
8,277
Energy 11,061 — —
—
11,061
Financial Services 53,005 — —
—
53,005
Health Care 38,805 — —
—
38,805
Materials and Processing 18,656 — —
—
18,656
Producer Durables 37,188 — —
—
37,188
Technology 28,597 — —
—
28,597
Utilities 12,614 — —
—
12,614
Short-Term Investments — — — 12,085 12,085
Other Securities — — — 2,385 2,385
Total Investments
235,081 — — 14,470 249,551
Securities Sold Short
**
(8,946) — — — (8,946)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 U.S. Small Cap Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Other Financial Instruments
Assets
Futures Contracts 651 — — — 651
Total Other Financial Instruments
*
$ 651 $ — $ — $ — $ 651
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2022, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended March 31,
2022, were less than 1% of net assets.

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 91.3%
Argentina - 0.0%
YPF SA - ADR(Æ) 17,193 83
Australia - 2.3%
APA Group 11,636 92
ASX, Ltd. - ADR 3,273 199
Australia & New Zealand Banking
Group, Ltd. - ADR 7,830 160
BHP Group, Ltd. 24,449 937
BHP Group, Ltd. - ADR 26,613 1,037
BlueScope Steel, Ltd. 8,785 136
Commonwealth Bank of Australia - ADR 18,237 1,433
CSL, Ltd. 1,402 278
Dexus Property Group(ö) 25,041 204
Fortescue Metals Group, Ltd. 28,069 431
Goodman Group(ö) 8,506 144
Insurance Australia Group, Ltd.(Æ) 79,649 259
Macquarie Group, Ltd. 2,143 322
Magellan Financial Group, Ltd. - ADR 3,288 39
Medibank Pvt, Ltd. 99,581 228
National Australia Bank, Ltd. - ADR 8,328 200
Rio Tinto PLC 14,281 1,133
Rio Tinto, Ltd. - ADR 1,008 89
Sonic Healthcare, Ltd. 6,018 158
South32, Ltd. Class B 125,336 467
Wesfarmers, Ltd.(Æ) 3,132 118
Westpac Banking Corp. 11,123 200
8,264
Austria - 0.4%
Erste Group Bank AG 30,512 1,106
Mondi PLC 13,553 263
1,369
Belgium - 0.3%
Ageas SA 11,060 557
Colruyt SA 2,157 89
Groupe Bruxelles Lambert SA 2,180 226
KBC Groep NV 1,407 101
Solvay SA 784 77
UCB SA 960 115
1,165
Bermuda - 0.0%
VEON, Ltd.(Æ) 134,442 92
Brazil - 0.9%
Ambev SA 455,900 1,475
Atacadao SA 48,600 230
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 66,400 665
Telefonica Brasil SA 49,319 556
Ultrapar Participacoes SA 59,500 177
Yara International ASA 2,286 114
3,217
Burkina Faso - 0.1%
Endeavour Mining PLC 12,698 315
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canada - 4.6%
Algonquin Power & Utilities Corp. 6,261 97
Alimentation Couche-Tard, Inc. 3,568 161
ARC Resources, Ltd. 28,974 388
B2Gold Corp. 65,308 300
Bank of Montreal 2,496 294
Bank of Nova Scotia (The) 7,070 507
Barrick Gold Corp. 31,110 763
CAE, Inc.(Æ) 83,015 2,160
Cameco Corp. Class A 15,323 446
Canadian Imperial Bank of Commerce 1,668 202
Canadian National Railway Co. 14,564 1,954
Canadian Natural Resources, Ltd. 3,006 186
CGI Group, Inc.(Æ) 1,863 148
Dollarama, Inc. 10,476 594
Emera, Inc. 1,665 83
Enbridge, Inc. 6,029 278
George Weston, Ltd. 1,055 130
Great-West Lifeco, Inc. 3,162 93
iA Financial Corp., Inc. 1,405 85
Kinross Gold Corp. 67,247 395
Loblaw Cos., Ltd. 2,236 201
Metro, Inc. Class A 5,571 321
National Bank of Canada 4,041 310
Open Text Corp. 2,344 99
Royal Bank of Canada - GDR 16,921 1,863
Shopify, Inc. Class A(Æ) 105 71
Stantec, Inc. 10,911 547
Sun Life Financial, Inc. 20,761 1,159
Teck Resources, Ltd. Class B 9,541 385
TELUS Corp. 8,789 230
Thomson Reuters Corp.(Æ) 1,222 133
Toronto-Dominion Bank (The) 20,950 1,662
16,245
China - 1.5%
Alibaba Group Holding, Ltd.(Æ) 83,600 1,144
Dongfeng Motor Group Co., Ltd. Class H 626,000 469
JD.com, Inc. Class A(Æ) 1,046 31
Tencent Holdings, Ltd. 53,484 2,523
Trip.com Group, Ltd. - ADR(Æ) 31,338 725
Wilmar International, Ltd. 176,300 611
5,503
Denmark - 1.1%
AP Moller - Maersk A/S Class B 451 1,360
Carlsberg A/S Class B 1,393 170
Coloplast A/S Class B 975 148
Danske Bank A/S 42,174 697
DSV Panalpina A/S 5,143 983
Novo Nordisk A/S Class B 5,294 586
Novozymes A/S Class B 1,505 103
4,047
Finland - 1.5%
Elisa OYJ 7,304 440
Fortum OYJ 5,927 108
Kone OYJ Class B 10,263 538
Neste OYJ 1,690 77
Nokia OYJ 490,385 2,699

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nordea Bank Abp 21,407 220
Orion OYJ Class B 1,887 86
Sampo OYJ Class A 12,054 588
UPM-Kymmene OYJ 19,047 622
5,378
France - 8.9%
Accor SA(Æ) 41,080 1,316
Air Liquide SA Class A 1,635 286
Airbus Group SE 7,900 955
Amundi SA(Þ) 13,696 935
Arkema SA 791 94
AXA SA 45,410 1,326
BNP Paribas SA 17,993 1,024
Bollore SA 27,016 141
Bouygues SA - ADR 16,761 584
Bureau Veritas SA 24,489 699
Capgemini SE 3,767 838
Carrefour SA 35,062 761
Cie de Saint-Gobain SA 19,816 1,179
Cie Generale des Etablissements
Michelin SCA Class B 13,577 1,834
Danone SA 2,699 149
Dassault Aviation SA 3,073 489
Dassault Systemes SE 2,279 112
Eiffage SA 1,346 138
Engie SA 97,308 1,276
EssilorLuxottica SA 1,018 186
Gecina SA(ö) 699 88
Getlink SE 5,198 94
Hermes International 176 250
L'Oreal SA 3,739 1,497
LVMH Moet Hennessy Louis Vuitton
SE - ADR 3,345 2,382
Orange SA - ADR 74,138 877
Pernod Ricard SA 333 73
Publicis Groupe SA - ADR 18,065 1,097
Renault SA(Æ) 11,915 311
Rexel SA Class H 146,163 3,114
Sanofi - ADR 18,937 1,931
Schneider Electric SE 7,657 1,278
SCOR SE - ADR 26,641 856
Societe Generale SA 26,038 697
Total SA 42,883 2,176
Vinci SA 2,561 262
Vivendi SE - ADR 17,094 223
31,528
Germany - 4.0%
Allianz SE 1,463 349
BASF SE 27,959 1,594
Bayer AG 2,787 191
Bayerische Motoren Werke
Aktiengesellschaft 2,256 195
Beiersdorf AG 1,398 147
Ceconomy AG 49,527 188
Continental AG 6,637 479
Covestro AG(Þ) 37,803 1,910
Daimler AG 9,695 681
Daimler Truck Holding AG(Æ) 10,620 295
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Deutsche Bank AG(Æ) 26,907 344
Deutsche Boerse AG 4,516 811
Deutsche Telekom AG 11,437 214
Deutsche Wohnen SE 5,684 191
E.ON SE 16,754 195
Fresenius Medical Care AG & Co. 18,515 1,242
Fresenius SE & Co. KGaA 23,920 880
Hannover Rueck SE 2,013 343
HeidelbergCement AG 1,689 97
Infineon Technologies AG - ADR 19,987 683
LEG Immobilien SE 1,567 179
Merck & Co., Inc. 880 184
Metro AG(Æ) 8,876 79
Muenchener Rueckversicherungs-
Gesellschaft AG 3,265 875
RWE AG 4,014 175
SAP SE - ADR 1,761 196
Scout24 SE(Þ) 1,154 66
Siemens AG 5,640 781
Symrise AG 1,220 146
Uniper SE 1,762 45
Vonovia SE 2,792 131
Zalando SE(Æ)(Þ) 8,655 439
14,325
Hong Kong - 2.7%
AIA Group, Ltd. 275,608 2,885
CK Asset Holdings, Ltd. 114,049 779
CK Hutchison Holdings, Ltd. Class B 13,313 98
CK Infrastructure Holdings, Ltd. 21,000 141
CLP Holdings, Ltd. 90,500 882
Hang Seng Bank, Ltd. 26,300 506
Hong Kong Exchanges & Clearing, Ltd. 12,100 570
Link Real Estate Investment Trust(ö) 17,200 147
New World Development Co., Ltd. 23,000 93
Power Assets Holdings, Ltd. 55,000 358
Sun Hung Kai Properties, Ltd. 11,500 137
Techtronic Industries Co., Ltd. 178,771 2,880
WH Group, Ltd.(Þ) 123,000 77
Xinyi Glass Holdings, Ltd. 74,000 178
9,731
India - 1.4%
Canara Bank(Æ) 95,649 284
Housing Development Finance Corp.,
Ltd. 105,884 3,316
Oil & Natural Gas Corp., Ltd. 109,584 236
Reliance Industries, Ltd. - GDR(Þ) 12,031 822
Zee Entertainment Enterprises, Ltd. 62,658 237
4,895
Indonesia - 0.2%
Bank Mandiri Persero Tbk PT 1,189,600 653
Ireland - 2.1%
Accenture PLC Class A 9,777 3,297
AIB Group PLC 163,110 358
Bank of Ireland Group PLC(Æ) 84,091 534
CRH PLC 2,291 92
Flutter Entertainment PLC(Æ) 5,517 639

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kerry Group PLC Class A 18,136 2,026
Ryanair Holdings PLC - ADR(Æ) 6,937 604
Smurfit Kappa Group PLC 1,751 78
7,628
Israel - 0.2%
Bank Hapoalim BM 14,903 147
Bank Leumi Le-Israel BM 12,839 138
Check Point Software Technologies, Ltd.
(Æ) 1,425 197
Israel Discount Bank, Ltd. Class A 18,095 112
594
Italy - 1.8%
Assicurazioni Generali SpA(Ñ) 43,552 997
BPER Banca 103,990 181
Davide Campari-Milano NV(Æ) 67,623 787
Enel SpA 166,065 1,109
Eni SpA - ADR 79,867 1,171
FinecoBank Banca Fineco SpA 18,788 285
Intesa Sanpaolo SpA 56,174 128
Moncler SpA 9,504 529
Snam Rete Gas SpA 27,986 162
UniCredit SpA 82,067 886
6,235
Japan – 17.9%
Ajinomoto Co., Inc. 6,400 182
Alfresa Holdings Corp. 15,500 215
Alps Alpine Co., Ltd. 25,300 249
Asahi Kasei Corp. 7,900 68
Astellas Pharma, Inc. 49,000 768
Benesse Holdings, Inc. 3,100 57
Bridgestone Corp. 24,000 929
Brother Industries, Ltd. 3,700 67
Canon, Inc. 35,600 867
Casio Computer Co., Ltd. 6,000 69
Chiyoda Corp.(Æ) 31,000 119
Concordia Financial Group, Ltd. 34,900 130
Dai-ichi Life Holdings, Inc. 33,750 687
Daiichi Sankyo Co., Ltd. 28,900 634
Daito Trust Construction Co., Ltd. 2,600 276
Daiwa House REIT Investment Corp.(ö) 26 70
DeNA Co., Ltd. 19,800 301
Eisai Co., Ltd. 8,640 400
Fuji Media Holdings, Inc. 12,900 124
FUJIFILM Holdings Corp. 2,000 122
Fukuoka Financial Group, Inc. 28,500 551
GLP J-REIT(ö) 47 72
Hankyu Hanshin Holdings, Inc. 2,500 72
Hino Motors, Ltd. 64,900 380
Hitachi Metals, Ltd.(Æ) 36,000 602
Hitachi, Ltd. 2,700 135
Honda Motor Co., Ltd. 105,400 2,996
Hoya Corp. 800 91
Iida Group Holdings Co., Ltd. 33,800 585
Inpex Corp. 73,000 867
Isuzu Motors, Ltd. 173,000 2,236
ITOCHU Corp. 9,000 305
Japan Airlines Co., Ltd.(Æ) 27,300 508
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Exchange Group, Inc. 17,700 330
Japan Post Holdings Co., Ltd. 33,900 249
Japan Real Estate Investment Corp.(ö) 13 68
Japan Tobacco, Inc. 48,100 823
JGC Holdings Corp. 45,400 543
Kajima Corp. 9,000 110
Kamigumi Co., Ltd. 14,900 268
Kansai Electric Power Co., Inc. (The) 18,000 170
Kao Corp. 15,600 640
KDDI Corp. 30,800 1,012
Keyence Corp. 4,900 2,279
Kintetsu Group Holdings Co., Ltd. 2,600 74
Kirin Holdings Co., Ltd. 28,100 420
Komatsu, Ltd. 79,400 1,906
Kyocera Corp. 10,800 607
Marubeni Corp. 11,100 129
MEIJI Holdings Co., Ltd. 7,900 428
Menicon Co., Ltd. 57,500 1,374
Mitsubishi Chemical Holdings Corp. 17,900 119
Mitsubishi Corp. 6,200 234
Mitsubishi Electric Corp. 52,500 604
Mitsubishi Estate Co., Ltd. 43,200 642
Mitsubishi Heavy Industries, Ltd. 9,900 326
Mitsubishi Motors Corp.(Æ) 65,200 175
Mitsubishi UFJ Financial Group, Inc. 213,100 1,323
Mitsui & Co., Ltd. 46,400 1,264
Mizuho Financial Group, Inc. 10,800 138
MS&AD Insurance Group Holdings, Inc. 39,400 1,280
Murata Manufacturing Co., Ltd. 8,800 582
Nidec Corp. 7,100 563
Nikon Corp. 39,900 427
Nintendo Co., Ltd. 1,510 762
Nippon Building Fund, Inc.(ö) 12 68
Nippon Prologis, Inc.(Æ)(ö) 23 67
Nippon Telegraph & Telephone Corp. 6,306 183
Nippon Television Holdings, Inc. 21,200 221
Nippon Yusen 3,300 288
Nissan Motor Co., Ltd.(Æ) 102,700 457
Nitori Holdings Co., Ltd. 600 75
Nitto Denko Corp. 4,700 337
Nomura Holdings, Inc. 84,600 355
Nomura Real Estate Master Fund, Inc.
(Æ)(ö) 53 70
Nomura Research Institute, Ltd. 6,000 196
Obayashi Corp. 11,200 82
Ono Pharmaceutical Co., Ltd. 47,100 1,183
Oriental Land Co., Ltd. 400 76
ORIX Corp. 4,900 98
Orix JREIT, Inc.(ö) 47 64
Osaka Gas Co., Ltd. 9,800 168
Otsuka Corp. 3,600 128
Otsuka Holdings Co., Ltd. 14,000 484
Panasonic Corp. 117,000 1,133
Pigeon Corp. 4,700 83
Resona Holdings, Inc. 286,000 1,225
Secom Co., Ltd. 1,700 123
Sekisui Chemical Co., Ltd. 15,700 225
Sekisui House, Ltd. 8,000 155
Shimamura Co., Ltd. 5,800 515
Shimano, Inc. 600 137

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shimizu Corp. 19,500 117
Shin-Etsu Chemical Co., Ltd. 19,735 3,008
Shionogi & Co., Ltd. 3,600 221
Shiseido Co., Ltd. 27,300 1,384
SMC Corp. 1,000 559
SoftBank Group Corp. 11,500 134
Sompo Japan Nipponkoa Holdings, Inc. 2,600 114
Sony Corp. 9,110 940
Subaru Corp. 34,300 545
Sumitomo Corp. 10,900 189
Sumitomo Electric Industries, Ltd. 46,600 554
Sumitomo Heavy Industries, Ltd. 14,200 326
Sumitomo Metal Mining Co., Ltd. 3,400 172
Sumitomo Mitsui Banking Corp. 44,100 1,408
Sumitomo Mitsui Trust Holdings, Inc. 20,400 666
T&D Holdings, Inc. 94,900 1,287
Taiheiyo Cement Corp. 14,200 234
Takeda Pharmaceutical Co., Ltd. 56,700 1,624
Terumo Corp. 3,700 112
THK Co., Ltd. 18,700 412
Tokyo Electron, Ltd. 3,200 1,644
Tokyo Gas Co., Ltd. 9,600 176
Toppan Printing Co., Ltd. 7,000 124
Toray Industries, Inc. 17,500 91
Tosoh Corp. 5,400 80
Toyota Industries Corp. 25,000 1,722
Toyota Motor Corp. 32,500 582
Trend Micro, Inc. 6,100 356
USS Co., Ltd. 8,100 136
Yamaha Motor Co., Ltd. 20,200 453
Yamato Holdings Co., Ltd. 14,500 271
63,440
Luxembourg - 0.7%
ArcelorMittal SA(Æ) 19,773 636
Eurofins Scientific SE 13,735 1,362
RTL Group SA 6,660 370
2,368
Macao - 0.4%
Galaxy Entertainment Group, Ltd. 252,000 1,498
Malaysia - 0.1%
CIMB Group Holdings BHD 276,327 350
Mexico - 0.7%
America Movil SAB de CV Class L
- ADR 21,921 464
Grupo Televisa SAB - ADR 174,301 2,039
2,503
Netherlands – 5.1%
ABN AMRO Bank NV(Þ) 40,611 520
Adyen NV(Æ)(Þ) 265 524
Akzo Nobel NV 6,660 572
ASML Holding NV 2,731 1,822
Exor NV 1,148 88
Ferrari NV 2,833 620
Heineken Holding NV 1,598 125
Heineken NV 31,774 3,028
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ING Groep NV 202,826 2,120
Koninklijke Ahold Delhaize NV 7,662 246
Koninklijke DSM NV 358 64
Koninklijke KPN NV 90,187 313
Koninklijke Philips NV 13,387 410
NN Group NV 2,396 121
PostNL NV - ADR 55,011 210
Randstad NV 4,511 271
Shell PLC 199,541 5,485
Universal Music Group NV 47,460 1,260
Wolters Kluwer NV 1,740 185
17,984
New Zealand - 0.4%
Fisher & Paykel Healthcare Corp., Ltd. 67,338 1,131
Spark New Zealand, Ltd. 39,929 127
1,258
Norway - 0.4%
Gjensidige Forsikring ASA 3,802 94
Mowi ASA 16,046 433
Norsk Hydro ASA 29,024 283
Orkla ASA 43,997 391
Telenor ASA 15,024 216
1,417
Russia - 0.0%
Gazprom PJSC - ADR(Š) 57,199 —
Lukoil PJSC - ADR(Š) 2,007 —
Mobile TeleSystems PJSC - ADR(Š) 27,365 —
Sberbank of Russia PJSC - ADR(Š) 22,110 —
—
Singapore - 0.5%
Ascendas Real Estate Investment
Trust(ö) 35,600 77
DBS Group Holdings, Ltd. 32,409 853
Oversea-Chinese Banking Corp., Ltd. 15,292 139
Singapore Exchange, Ltd. 22,500 165
Singapore Technologies Engineering,
Ltd. 21,600 65
United Overseas Bank, Ltd. 6,400 150
Venture Corp., Ltd. 18,100 233
1,682
South Africa - 0.2%
MTN Group, Ltd. 18,322 237
Old Mutual, Ltd. 353,626 332
569
South Korea - 1.7%
Coway Co., Ltd. 7,405 417
Hankook Tire & Technology Co., Ltd. 9,991 276
KB Financial Group, Inc. 19,182 964
KT Corp. - ADR 55,416 795
LG Energy Solution(Æ) 580 212
POSCO 4,792 1,151
Samsung Electronics Co., Ltd. 14,466 826
Shinhan Financial Group Co., Ltd. 43,394 1,480
6,121

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Spain - 2.0%
Amadeus IT Group SA Class A(Æ) 19,195 1,250
Banco Santander SA - ADR 31,165 106
CaixaBank SA 567,510 1,913
Cellnex Telecom SA(Þ) 39,894 1,912
Endesa SA - ADR 16,318 356
Iberdrola SA 18,367 200
Industria de Diseno Textil SA 39,623 862
Naturgy Energy Group SA 4,700 140
Red Electrica Corp. SA 9,691 199
Repsol SA - ADR 8,055 106
Telefonica SA - ADR 27,730 135
7,179
Sweden - 1.9%
Assa Abloy AB Class B 35,058 945
Atlas Copco AB(Æ) 7,611 395
Boliden AB 12,613 640
Essity Aktiebolag Class B 8,098 191
Hexagon AB(Æ) 102,245 1,434
Investor AB Class B 12,825 279
Kinnevik AB Class B(Æ) 2,854 74
Sandvik AB 62,557 1,328
Securitas AB Class B 9,746 110
Skandinaviska Enskilda Banken AB
Class A 10,055 109
Skanska AB Class B 4,372 98
Svenska Handelsbanken AB Class A 12,929 119
Swedbank AB Class A 4,857 72
Swedish Match AB 91,123 685
Tele2 AB Class B 6,957 105
Telia Co. AB 26,701 107
6,691
Switzerland - 9.0%
ABB, Ltd. 17,764 575
Adecco Group AG 20,614 933
Alcon, Inc. 9,868 780
Baloise Holding AG 608 108
Barry Callebaut AG 32 75
Chocoladefabriken Lindt & Spruengli
AG 15 287
Cie Financiere Richemont SA Class A 6,616 839
Credit Suisse Group AG Class A 44,790 353
EMS-Chemie Holding AG 164 159
Geberit AG 193 119
Givaudan SA 37 152
Julius Baer Group, Ltd. 18,899 1,096
Kuehne & Nagel International AG 320 91
LafargeHolcim, Ltd.(Æ) 24,205 1,182
Lonza Group AG 1,346 975
Nestle SA 44,700 5,803
Novartis AG 40,205 3,526
Partners Group Holding AG 1,165 1,447
Roche Holding AG 9,771 3,872
Schindler Holding AG 827 176
SGS SA 241 670
Sika AG 342 113
Swatch Group AG (The) Class B 1,056 300
Swiss Life Holding AG 189 121
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Swiss Prime Site AG Class A 1,844 182
Swiss Re AG 1,579 150
Swisscom AG 1,359 816
UBS Group AG 299,785 5,856
Zurich Insurance Group AG 2,197 1,083
31,839
Taiwan - 2.4%
Catcher Technology Co., Ltd. 76,513 385
Hon Hai Precision Industry Co., Ltd. 680,184 2,506
MediaTek, Inc. 28,000 873
Taiwan Semiconductor Manufacturing
Co., Ltd. 107,000 2,212
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 24,215 2,524
8,500
Thailand - 0.2%
Kasikornbank PCL 181,600 880
Turkey - 0.1%
Turk Telekomunikasyon AS 230,967 162
Turkcell Iletisim Hizmetleri AS 150,487 232
394
United Kingdom - 11.5%
Allfunds Group PLC(Æ) 22,831 261
Anglo American PLC 38,511 1,987
AstraZeneca PLC 13,092 1,736
Auto Trader Group PLC(Þ) 21,424 177
Aviva PLC 143,057 844
Babcock International Group PLC(Æ) 73,961 314
BAE Systems PLC 115,528 1,089
Barclays PLC 356,586 693
Barratt Developments PLC 13,355 91
Berkeley Group Holdings PLC(Æ) 5,005 244
BP PLC 352,059 1,721
British American Tobacco PLC 6,937 290
British Land Co. PLC (The)(ö) 52,154 361
BT Group PLC 309,294 737
Centrica PLC(Æ) 277,283 290
Compass Group PLC 64,595 1,392
Croda International PLC(Æ) 1,764 181
DCC PLC 1,269 98
Diageo PLC 25,269 1,277
Direct Line Insurance Group PLC 51,660 186
easyJet PLC(Æ) 27,518 199
Experian PLC 7,454 287
Ferguson PLC 621 84
GlaxoSmithKline PLC - ADR 14,663 316
Halma PLC 3,228 105
HSBC Holdings PLC 287,491 1,971
Intermediate Capital Group PLC(Æ) 35,112 816
Intertek Group PLC 2,244 153
J Sainsbury PLC 517,819 1,715
John Wood Group PLC(Æ) 446,737 943
Johnson Matthey PLC 2,355 58
Kingfisher PLC 121,707 406
Land Securities Group PLC(ö) 34,795 357
Legal & General Group PLC 40,525 144

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Linde PLC 9,489 3,059
Lloyds Banking Group PLC 177,653 109
Marks & Spencer Group PLC(Æ) 74,307 150
National Grid PLC 19,046 293
Natwest Group PLC 297,720 838
Persimmon PLC Class A 9,776 275
Reckitt Benckiser Group PLC 9,842 752
RELX PLC 10,932 341
Sage Group PLC (The) 14,612 134
Scottish & Southern Energy PLC 14,467 331
Segro PLC(ö) 49,310 869
Smith & Nephew PLC 50,158 799
Spirax-Sarco Engineering PLC 668 109
St. James's Place PLC 21,061 397
Standard Chartered PLC 269,763 1,789
Taylor Wimpey PLC 46,913 80
TechnipFMC PLC(Æ) 135,887 1,053
Tesco PLC 525,041 1,899
Travis Perkins PLC 76,186 1,230
Unilever PLC 23,903 1,082
United Utilities Group PLC 5,357 79
Vodafone Group PLC 623,724 1,023
Wausau Paper Corp. 81,554 1,067
Weir Group PLC (The) 75,473 1,613
40,894
United States - 2.1%
Allegion PLC 20,273 2,225
Amdocs, Ltd. 23,483 1,931
Aon PLC Class A 6,316 2,056
James Hardie Industries PLC 17,529 528
Lululemon Athletica, Inc.(Æ) 2,256 824
7,564
Total Common Stocks
(cost $312,597) 324,398
Preferred Stocks - 1.8%
Germany - 1.2%
Henkel AG & Co. KGaA
3.148% (Ÿ) 7,908 530
Porsche Automobil Holding SE
2.686% (Ÿ) 959 93
Sartorius AG
0.336% (Ÿ) 2,987 1,327
Volkswagen AG
3.157% (Ÿ) 12,908 2,231
4,181
South Korea - 0.6%
Samsung Electronics Co., Ltd.
1.777% (Ÿ) 40,508 2,095
Total Preferred Stocks
(cost $5,966) 6,276
Short-Term Investments - 3.9%
United States - 3.9%
U.S. Cash Management Fund(@) 13,995,174 (∞) 13,991
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Short-Term Investments
(cost $13,990) 13,991
Other Securities - 0.3%
U.S. Cash Collateral Fund(@)(×) 951,200 (∞) 951
Total Other Securities
(cost $951) 951
Total Investments - 97.3%
(identified cost $333,504) 345,616
Other Assets and Liabilities, Net
- 2.7%
9,597
Net Assets - 100.0%
355,213

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 27
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.1%
ABN AMRO Bank NV 10/03/19 EUR 40,611 17.41 707
520
Adyen NV 07/25/19 EUR 265 763.34 202
524
Amundi SA 02/21/19 EUR 13,696 64.95 890
935
Auto Trader Group PLC 12/10/21 GBP 21,424 9.80 210
177
Cellnex Telecom SA 08/07/17 EUR 39,894 41.94 1,673
1,912
Covestro AG 08/15/19 EUR 37,803 45.40 1,715
1,910
Reliance Industries, Ltd. 10/21/20 EUR 12,031 58.25 701
822
Scout24 SE 12/17/20 EUR 1,154 83.16 96
66
WH Group, Ltd. 06/26/19 HKD 123,000 1.02 125
77
Zalando SE 12/12/19 EUR 8,655 57.05 494 439
7,382
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 11 EUR 1,593 04/22
66
ASX SPI 200 Index Futures 94 AUD 17,576 06/22
733
CAC40 Euro Index Futures 62 EUR 4,128 04/22
22
DAX Index Futures 9 EUR 3,247 06/22
127
EURO STOXX 50 Index Futures 59 EUR 2,256 06/22
151
FTSE 100 Index Futures 38 GBP 2,845 06/22
210
FTSE/MIB Index Futures 8 EUR 976 06/22
65
Hang Seng Index Futures 3 HKD 3,299 04/22
6
IBEX 35 Index Futures 11 EUR 926 04/22
9
MSCI Singapore Index Futures 6 SGD 201 04/22
1
OMXS30 Index Futures 47 SEK 9,800 04/22
(29)
S&P/TSX 60 Index Futures 94 CAD 24,761 06/22
399
TOPIX Index Futures 44 JPY 856,459 06/22 688
Short Positions
MSCI Emerging Markets Index Futures 483 USD 27,182 06/22
(1,890)
S&P 500 E-Mini Index Futures 51 USD 11,553 06/22 (936)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (378)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 3,448 AUD 4,697
06/15/22
71
Bank of America USD 4,265 CAD 5,464
06/15/22
105
Bank of America USD 814 DKK 5,470
06/15/22
1
Bank of America USD 1,328 EUR 1,198
06/15/22
1
Bank of America USD 842 GBP 639
06/15/22
(2)
Bank of America USD 2,439 JPY 281,485
06/15/22
(122)
Bank of America CHF 1,274 USD 1,378
06/15/22
(5)
Citigroup USD 3,724 SEK 36,170
06/15/22
131
Citigroup NOK 18,190 USD 2,018
06/15/22
(48)
HSBC USD 3,447 AUD 4,697
06/15/22
73

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC USD 4,261 CAD 5,464
06/15/22
109
HSBC USD 814 DKK 5,470
06/15/22
2
HSBC USD 1,327 EUR 1,198
06/15/22
2
HSBC USD 841 GBP 639
06/15/22
(2)
HSBC USD 2,440 JPY 281,485
06/15/22
(124)
HSBC CHF 1,274 USD 1,379
06/15/22
(4)
JPMorgan Chase USD 3,447 AUD 4,697
06/15/22
72
JPMorgan Chase USD 4,259 CAD 5,464
06/15/22
112
JPMorgan Chase USD 811 DKK 5,470
06/15/22
4
JPMorgan Chase USD 1,323 EUR 1,198
06/15/22
6
JPMorgan Chase USD 840 GBP 639
06/15/22
(1)
JPMorgan Chase USD 2,436 JPY 281,485
06/15/22
(119)
JPMorgan Chase CHF 1,274 USD 1,378
06/15/22
(5)
Morgan Stanley USD 1,688 CAD 2,150
06/15/22
31
Morgan Stanley EUR 2,170 USD 2,376
06/15/22
(31)
Royal Bank of Canada USD 3,444 AUD 4,697
06/15/22
75
Royal Bank of Canada USD 82 CAD 103
04/04/22
—
Royal Bank of Canada USD 4,266 CAD 5,464
06/15/22
104
Royal Bank of Canada USD 815 DKK 5,470
06/15/22
1
Royal Bank of Canada USD 1,328 EUR 1,198
06/15/22
1
Royal Bank of Canada USD 840 GBP 639
06/15/22
(1)
Royal Bank of Canada USD 2,436 JPY 281,485
06/15/22
(118)
Royal Bank of Canada CHF 1,274 USD 1,380
06/15/22
(3)
Standard Chartered USD 3,446 AUD 4,697
06/15/22
74
Standard Chartered USD 4,260 CAD 5,464
06/15/22
110
Standard Chartered USD 813 DKK 5,470
06/15/22
2
Standard Chartered USD 1,326 EUR 1,198
06/15/22
3
Standard Chartered USD 841 GBP 639
06/15/22
(1)
Standard Chartered USD 2,437 JPY 281,485
06/15/22
(121)
Standard Chartered AUD 4,160 USD 3,035
06/15/22
(82)
Standard Chartered CHF 1,274 USD 1,377
06/15/22
(6)
State Street USD 3,266 NOK 29,140
06/15/22
42
State Street USD 316 SEK 3,050
06/15/22
9
State Street HKD 2,630 USD 337
06/15/22
1
State Street TWD 3,734 USD 131
04/01/22
—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 347
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 83 $ — $ —
$ —
$ 83
Australia — 8,264 —
—
8,264
Austria — 1,369 —
—
1,369
Belgium — 1,165 —
—
1,165
Bermuda 92 — —
—
92
Brazil 3,103 114 —
—
3,217
Burkina Faso 315 — —
—
315

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 29
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Canada 16,245 — —
—
16,245
China 725 4,778 —
—
5,503
Denmark — 4,047 —
—
4,047
Finland — 5,378 —
—
5,378
France — 31,528 —
—
31,528
Germany — 14,325 —
—
14,325
Hong Kong — 9,731 —
—
9,731
India — 4,895 —
—
4,895
Indonesia — 653 —
—
653
Ireland 3,901 3,727 —
—
7,628
Israel 197 397 —
—
594
Italy — 6, 235 —
—
6, 235
Japan — 63,440 —
—
63,440
Luxembourg — 2,368 —
—
2,368
Macao — 1,498 —
—
1,498
Malaysia — 350 —
—
350
Mexico 2,503 — —
—
2,503
Netherlands — 17, 984 —
—
17, 984
New Zealand — 1,258 —
—
1,258
Norway — 1,417 —
—
1,417
Russia — — —
—
—
Singapore — 1,682 —
—
1,682
South Africa — 569 —
—
569
South Korea 1,007 5,114 —
—
6,121
Spain — 7,179 —
—
7,179
Sweden — 6,691 —
—
6,691
Switzerland — 31,839 —
—
31,839
Taiwan 2,524 5,976 —
—
8,500
Thailand — 880 —
—
880
Turkey — 394 —
—
394
United Kingdom 1,053 39,841 —
—
40,894
United States 7,036 528 —
—
7,564
Preferred Stocks — 6,276 — — 6,276
Short-Term Investments — — — 13,991 13,991
Other Securities — — — 951 951
Total Investments 38,784 291,890 — 14,942 345,616
Other Financial Instruments
Assets
Futures Contracts 2,477 — — — 2,477
Foreign Currency Exchange Contracts — 1,142 — — 1,142

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Liabilities
Futures Contracts (2,855) — — — (2,855)
Foreign Currency Exchange Contracts — (795) — — (795)
Total Other Financial Instruments
*
$ (378) $ 347 $ — $ — $ (31)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2022, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended March 31,
2022, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
49,109
Consumer Staples ...................................................................
21,029
Energy ....................................................................................
16,580
Financial Services ...................................................................
79,533
Health Care .............................................................................
28,430
Materials and Processing ........................................................
35,293
Producer Durables ..................................................................
43,008
Technology ..............................................................................
34,959
Utilities ...................................................................................
16,457
Preferred Stocks
Consumer Discretionary ..........................................................
2,325
Consumer Staples ...................................................................
529
Technology ..............................................................................
3,422
Short-Term Investments ................................................................
13,991
Other Securities ...........................................................................
951
Total Investments ....................................................................
345,616

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 31
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 83.0%
Asset-Backed Securities - 2.6%
Carlyle Global Market Strategies CLO,
Ltd.
Series 2021-4A Class A1R3
1.339% due 04/22/32 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 2,298 2,279
CLI Funding VI LLC
Series 2020-3A Class A
2.070% due 10/18/45 (Þ) 1,409 1,309
CLI Funding VIII LLC
Series 2022-1A Class A1
2.720% due 01/18/47 (Þ) 4,607 4,342
Conseco Financial Corp.
Series 1998-2 Class M1
6.940% due 12/01/28 (~)(Ê) 863 833
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.640% due 04/25/47 1,511 1,433
Elmwood CLO, Ltd.
Series 2022-2A Class A1
1.000% due 04/22/35 (CME Term
SOFR 3 Month + 1.340%)(Ê)(Þ) 2,723 2,720
FNA VI LLC
Series 2021-1A Class A
1.350% due 01/10/32 (~)(Ê)(Þ) 576 550
Goldentree Loan Management US CLO
7, Ltd.
Series 2021-7A Class AR
1.324% due 04/20/34 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 1,147 1,134
GoodLeap Sustainable Home
Improvements
Series 2021-5CS Class A
2.310% due 10/20/48 (Þ) 1,055 966
GoodLeap Sustainable Home Solutions
Trust
Series 2022-1GS Class A
2.700% due 01/20/49 (Þ) 963 900
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 575 599
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 499 484
SpringCastle America Funding LLC
Series 2020-AA Class A
1.970% due 09/25/37 (Þ) 3,426 3,299
TAL Advantage VII LLC
Series 2020-1A Class A
2.050% due 09/20/45 (Þ) 1,903 1,783
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 2,155 2,088
24,719
Corporate Bonds and Notes - 18.9%
3M Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.700% due 04/15/50 30 30
Abbott Laboratories
4.750% due 11/30/36 824 958
4.900% due 11/30/46 30 37
AbbVie, Inc.
3.600% due 05/14/25 60 61
Series WI
3.800% due 03/15/25 60 61
2.950% due 11/21/26 670 664
3.200% due 11/21/29 770 761
4.550% due 03/15/35 10 11
4.050% due 11/21/39 710 729
4.250% due 11/21/49 10 10
Air Lease Corp.
0.700% due 02/15/24 570 545
3.375% due 07/01/25 480 473
1.875% due 08/15/26 350 322
Aircastle, Ltd.
4.400% due 09/25/23 879 882
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/32 210 184
3.000% due 05/18/51 150 126
Ally Financial, Inc.
8.000% due 11/01/31 554 688
Alphabet, Inc.
1.900% due 08/15/40 130 106
2.250% due 08/15/60 80 62
Altria Group, Inc.
4.400% due 02/14/26 112 116
4.800% due 02/14/29 40 42
2.450% due 02/04/32 560 487
10.200% due 02/06/39 22 32
3.400% due 02/04/41 460 377
5.375% due 01/31/44 643 665
3.875% due 09/16/46 70 59
Amazon.com, Inc.
2.100% due 05/12/31 350 325
2.500% due 06/03/50 140 117
3.100% due 05/12/51 210 197
Series WI
2.800% due 08/22/24 891 898
3.875% due 08/22/37 50 53
Ambac Assurance Corp.
5.100% due 12/31/99 (Þ) 1 1
American Airlines Group, Inc.
5.500% due 04/20/26 (Þ) 160 161
5.750% due 04/20/29 (Þ) 40 40
American Express Co.
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 80 73
American International Group, Inc.
4.750% due 04/01/48 40 46
Series A-9
5.750% due 04/01/48 (USD 3 Month
LIBOR + 2.868%)(Ê) 861 866
American Tower Corp.
5.000% due 02/15/24 805 833
American Transmission Systems, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.650% due 01/15/32 (Þ) 190 176
Americo Life, Inc.
3.450% due 04/15/31 (Þ) 70 63
AmFam Holdings, Inc.
2.805% due 03/11/31 (Þ) 120 111
3.833% due 03/11/51 (Þ) 100 92
Amgen, Inc.
4.400% due 05/01/45 100 105
Series WI
4.663% due 06/15/51 50 55
Andeavor LLC
Series WI
5.125% due 12/15/26 225 232
Anthem, Inc.
4.101% due 03/01/28 50 52
4.375% due 12/01/47 20 21
4.850% due 08/15/54 783 899
Aon Corp.
8.205% due 01/01/27 172 200
Apache Corp.
4.750% due 04/15/43 80 76
4.250% due 01/15/44 120 105
Apache Finance Canada Corp.
7.750% due 12/15/29 30 35
Apple, Inc.
4.500% due 02/23/36 691 790
4.650% due 02/23/46 100 118
2.650% due 05/11/50 110 96
Ares Capital Corp.
3.250% due 07/15/25 914 887
AT&T, Inc.
3.800% due 02/15/27 150 153
6.950% due 01/15/28 450 526
1.650% due 02/01/28 200 182
4.500% due 05/15/35 150 159
3.100% due 02/01/43 270 233
4.350% due 06/15/45 26 26
3.300% due 02/01/52 10 9
3.500% due 02/01/61 220 187
Series WI
4.450% due 04/01/24 868 893
4.300% due 02/15/30 70 74
2.550% due 12/01/33 40 36
6.375% due 03/01/41 30 39
3.500% due 09/15/53 200 175
3.550% due 09/15/55 83 73
3.800% due 12/01/57 330 301
Aviation Capital Group LLC
3.875% due 05/01/23 (Þ) 898 902
5.500% due 12/15/24 (Þ) 170 175
Bank of America Corp.
4.000% due 01/22/25 45 46
4.271% due 07/23/29 (USD 3 Month
LIBOR + 1.310%)(Ê) 110 113
3.974% due 02/07/30 (USD 3 Month
LIBOR + 1.210%)(Ê) 500 508
2.884% due 10/22/30 (USD 3 Month
LIBOR + 1.190%)(Ê) 200 190
2.592% due 04/29/31 (SOFR +
2.150%)(Ê) 140 129
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.922% due 10/24/31 (SOFR +
1.370%)(Ê) 870 756
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 430 395
2.299% due 07/21/32 (SOFR +
1.220%)(Ê) 330 294
2.572% due 10/20/32 (SOFR +
1.210%)(Ê) 270 245
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 500 430
2.676% due 06/19/41 (SOFR +
1.930%)(Ê) 90 76
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 470 435
5.000% due 01/21/44 555 638
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 30 32
4.083% due 03/20/51 (USD 3 Month
LIBOR + 3.150%)(Ê) 330 341
Series GMTN
4.450% due 03/03/26 30 31
3.500% due 04/19/26 80 81
Bank of America NA
Series BKNT
6.000% due 10/15/36 734 895
BankUnited, Inc.
4.875% due 11/17/25 280 292
Baxter International, Inc.
0.868% due 12/01/23 (Þ) 936 906
Becton Dickinson and Co.
3.363% due 06/06/24 900 907
3.734% due 12/15/24 188 191
4.685% due 12/15/44 8 9
Bed Bath & Beyond, Inc.
3.749% due 08/01/24 270 265
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 699 721
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 1,044 904
Berkshire Hathaway, Inc.
3.125% due 03/15/26 684 690
Berry Global, Inc.
Series WI
0.950% due 02/15/24 949 909
Berry Petroleum Corp.
7.000% due 02/15/26 (Þ) 350 346
BGC Partners, Inc.
Series WI
5.375% due 07/24/23 408 417
Blackstone Holdings Finance Co. LLC
3.200% due 01/30/52 (Þ) 220 190
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 100 99
Boardwalk Pipelines, LP
4.800% due 05/03/29 710 734
Boeing Co. (The)
4.875% due 05/01/25 220 227

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.196% due 02/04/26 870 823
3.100% due 05/01/26 20 20
2.700% due 02/01/27 40 38
2.800% due 03/01/27 30 29
3.200% due 03/01/29 120 114
5.150% due 05/01/30 310 331
3.250% due 02/01/35 160 143
5.705% due 05/01/40 160 179
3.750% due 02/01/50 210 187
5.805% due 05/01/50 100 115
3.950% due 08/01/59 290 251
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 90 90
BP Capital Markets America, Inc.
3.410% due 02/11/26 200 202
3.000% due 02/24/50 740 639
Bristol-Myers Squibb Co.
2.350% due 11/13/40 230 194
Series WI
3.900% due 02/20/28 380 396
3.400% due 07/26/29 53 54
Broadcom, Inc.
3.187% due 11/15/36 (Þ) 290 252
Brown & Brown, Inc.
4.200% due 09/15/24 864 881
Burlington Northern Santa Fe LLC
4.400% due 03/15/42 100 109
Cabot Oil & Gas Corp.
4.375% due 06/01/24 (Þ) 150 153
3.900% due 05/15/27 (Þ) 260 262
Cameron LNG LLC
3.701% due 01/15/39 (Þ) 30 29
Capital One Financial Corp.
3.500% due 06/15/23 884 894
Carrier Global Corp.
Series WI
3.577% due 04/05/50 40 37
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.500% due 08/15/30 (Þ) 10 9
Series WI
4.500% due 05/01/32 250 229
CDW LLC / CDW Finance Corp.
4.125% due 05/01/25 900 905
Centene Corp.
Series WI
4.250% due 12/15/27 80 80
4.625% due 12/15/29 270 272
3.375% due 02/15/30 110 104
CenterPoint Energy Houston Electric
LLC
4.500% due 04/01/44 190 209
Charles Schwab Corp. (The)
2.000% due 03/20/28 140 131
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 240 216
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
2.250% due 01/15/29 410 369
5.050% due 03/30/29 120 127
3.500% due 06/01/41 150 125
3.500% due 03/01/42 190 157
5.750% due 04/01/48 350 372
5.250% due 04/01/53 330 332
3.850% due 04/01/61 60 48
3.950% due 06/30/62 170 137
5.500% due 04/01/63 130 131
Series WI
4.908% due 07/23/25 120 124
6.384% due 10/23/35 20 23
6.484% due 10/23/45 639 727
6.834% due 10/23/55 20 24
Cheniere Energy Partners, LP
3.250% due 01/31/32 (Þ) 210 191
Chevron Corp.
2.895% due 03/03/24 895 905
0.687% due 08/12/25 946 883
2.954% due 05/16/26 70 70
3.078% due 05/11/50 10 9
2.343% due 08/12/50 130 105
CHS/Community Health Systems, Inc.
6.875% due 04/15/29 (Þ) 140 138
Cigna Corp.
2.400% due 03/15/30 110 102
3.200% due 03/15/40 410 373
Series WI
4.375% due 10/15/28 460 484
4.800% due 08/15/38 220 241
Cimarex Energy Co.
4.375% due 03/15/29 130 121
Cintas Corp. No. 2
3.700% due 04/01/27 70 72
Cisco Systems, Inc.
3.625% due 03/04/24 832 852
CIT Bank NA
Series BKNT
2.969% due 09/27/25 (SOFR +
1.715%)(Ê) 812 804
Citigroup, Inc.
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 100 99
2.976% due 11/05/30 (SOFR +
1.422%)(Ê) 400 379
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 220 202
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 920 830
2.520% due 11/03/32 (SOFR +
1.177%)(Ê) 330 296
3.785% due 03/17/33 (SOFR +
1.939%)(Ê) 430 426
8.125% due 07/15/39 370 560
4.650% due 07/23/48 838 947
Series Y

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.150% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 230 215
Clorox Co. (The)
1.800% due 05/15/30 220 193
CNH Industrial Capital LLC
1.950% due 07/02/23 941 931
Coca-Cola Co. (The)
1.375% due 03/15/31 90 78
4.125% due 03/25/40 120 127
2.500% due 06/01/40 10 9
Comcast Corp.
3.700% due 04/15/24 901 920
4.150% due 10/15/28 110 116
4.250% due 10/15/30 120 128
7.050% due 03/15/33 150 196
6.500% due 11/15/35 19 25
3.250% due 11/01/39 10 9
3.750% due 04/01/40 10 10
3.400% due 07/15/46 20 19
4.000% due 03/01/48 80 82
2.887% due 11/01/51 (Þ) 364 307
2.937% due 11/01/56 (Þ) 30 25
2.987% due 11/01/63 (Þ) 117 96
CommonSpirit Health
2.782% due 10/01/30 80 75
3.910% due 10/01/50 90 86
Commonwealth Edison Co.
6.450% due 01/15/38 120 158
Constellation Brands, Inc.
4.250% due 05/01/23 892 908
4.750% due 11/15/24 40 42
Consumers Energy Co.
2.500% due 05/01/60 30 23
Continental Resources, Inc.
4.500% due 04/15/23 120 121
2.268% due 11/15/26 (Þ) 80 75
2.875% due 04/01/32 (Þ) 120 107
Series WI
4.375% due 01/15/28 260 264
Corning, Inc.
3.900% due 11/15/49 40 39
Costco Wholesale Corp.
2.750% due 05/18/24 904 910
1.600% due 04/20/30 120 108
Coterra Energy, Inc.
4.375% due 03/15/29 (Þ) 330 344
Covey Park Energy LLC
7.500% due 05/15/25 (Þ) 150 152
CVS Health Corp.
3.625% due 04/01/27 40 41
4.300% due 03/25/28 101 106
3.250% due 08/15/29 70 69
3.750% due 04/01/30 110 112
2.125% due 09/15/31 200 179
4.780% due 03/25/38 260 284
4.125% due 04/01/40 40 41
2.700% due 08/21/40 310 264
5.050% due 03/25/48 185 210
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CyrusOne, LP / CyrusOne Finance Corp.
2.900% due 11/15/24 915 917
Danaher Corp.
2.800% due 12/10/51 120 102
DCP Midstream Operating, LP
3.250% due 02/15/32 110 99
6.450% due 11/03/36 (Þ) 50 58
Series A
7.375% due 12/31/99 (USD 3 Month
LIBOR + 5.148%)(Ê)(ƒ) 80 77
Deere & Co.
3.750% due 04/15/50 40 42
Dell International LLC / EMC Corp.
Series WI
8.100% due 07/15/36 65 85
Delta Air Lines, Inc.
3.800% due 04/19/23 30 30
7.000% due 05/01/25 (Þ) 280 300
4.500% due 10/20/25 (Þ) 180 181
7.375% due 01/15/26 110 119
4.750% due 10/20/28 (Þ) 670 675
3.750% due 10/28/29 30 27
Devon Energy Corp.
5.850% due 12/15/25 140 152
5.600% due 07/15/41 90 104
5.000% due 06/15/45 410 446
Series WI
5.250% due 10/15/27 19 20
5.875% due 06/15/28 153 162
4.500% due 01/15/30 220 227
DH Europe Finance II SARL
3.400% due 11/15/49 684 650
Diamondback Energy, Inc.
3.500% due 12/01/29 340 337
4.400% due 03/24/51 160 162
DISH DBS Corp.
5.750% due 12/01/28 (Þ) 150 142
Series WI
7.750% due 07/01/26 10 10
Dominion Energy, Inc.
Series C
3.375% due 04/01/30 80 79
DR Horton, Inc.
2.500% due 10/15/24 280 276
Duke Energy Carolinas LLC
6.100% due 06/01/37 190 225
4.000% due 09/30/42 100 102
Duke Energy Indiana LLC
Series YYY
3.250% due 10/01/49 80 71
Eaton Corp.
4.150% due 11/02/42 20 21
eBay, Inc.
2.600% due 05/10/31 70 64
Edison International
4.950% due 04/15/25 160 164
Series A

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 200 193
Series B
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.901%)(Ê)(ƒ) 110 103
El Paso Natural Gas Co. LLC
7.500% due 11/15/26 350 409
Enbridge Energy Partners, LP
7.375% due 10/15/45 484 671
Energy Transfer, LP
7.600% due 02/01/24 50 53
4.500% due 04/15/24 290 297
2.900% due 05/15/25 30 29
5.500% due 06/01/27 280 301
5.250% due 04/15/29 30 32
3.750% due 05/15/30 140 138
6.125% due 12/15/45 60 66
6.250% due 04/15/49 30 34
6.625% due 12/31/99 (USD 3 Month
LIBOR + 4.155%)(Ê)(ƒ) 110 98
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 280 272
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 890 868
Series 10Y
4.950% due 06/15/28 40 42
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 160 157
EnLink Midstream LLC
5.625% due 01/15/28 (Þ) 180 184
Enterprise Products Operating LLC
3.900% due 02/15/24 30 31
4.150% due 10/16/28 150 156
2.800% due 01/31/30 100 96
7.550% due 04/15/38 20 27
5.700% due 02/15/42 40 46
4.850% due 03/15/44 60 64
3.700% due 01/31/51 140 128
3.300% due 02/15/53 160 137
3.950% due 01/31/60 160 149
5.375% due 02/15/78 (USD 3 Month
LIBOR + 2.570%)(Ê) 400 372
Series D
6.875% due 03/01/33 844 1,052
EOG Resources, Inc.
4.150% due 01/15/26 40 41
4.375% due 04/15/30 190 206
4.950% due 04/15/50 50 61
EQT Corp.
3.125% due 05/15/26 (Þ) 30 29
3.900% due 10/01/27 160 160
5.000% due 01/15/29 10 10
7.000% due 02/01/30 100 116
3.625% due 05/15/31 (Þ) 30 29
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Equifax, Inc.
2.350% due 09/15/31 350 313
Equities Corp.
6.125% due 02/01/25 10 11
Exelon Corp.
Series WI
3.950% due 06/15/25 489 499
Exelon Generation Co. LLC
5.600% due 06/15/42 615 655
Extra Space Storage, Inc.
3.900% due 04/01/29 220 220
Exxon Mobil Corp.
3.176% due 03/15/24 883 895
3.482% due 03/19/30 120 123
4.227% due 03/19/40 230 247
4.114% due 03/01/46 40 43
4.327% due 03/19/50 10 11
3.452% due 04/15/51 30 29
Fidelity & Guaranty Life Holdings, Inc.
5.500% due 05/01/25 (Þ) 50 52
Fifth Third Bancorp
3.650% due 01/25/24 883 894
First Horizon Corp.
3.550% due 05/26/23 898 903
FirstEnergy Corp.
Series B
3.900% due 07/15/27 180 181
Series C
7.375% due 11/15/31 240 296
4.850% due 07/15/47 50 52
Florida Gas Transmission Co. LLC
2.300% due 10/01/31 (Þ) 520 460
Florida Power & Light Co.
3.150% due 10/01/49 40 37
Ford Motor Co.
3.250% due 02/12/32 300 268
4.750% due 01/15/43 40 36
Ford Motor Credit Co. LLC
2.300% due 02/10/25 300 285
2.700% due 08/10/26 400 372
4.950% due 05/28/27 200 203
4.000% due 11/13/30 200 188
Fortinet, Inc.
2.200% due 03/15/31 130 115
Fox Corp.
Series WI
5.476% due 01/25/39 110 125
FS KKR Capital Corp.
3.400% due 01/15/26 921 892
General Dynamics Corp.
3.250% due 04/01/25 876 885
3.625% due 04/01/30 100 103
4.250% due 04/01/40 220 240
4.250% due 04/01/50 50 56
General Electric Co.
Series MTNA
6.750% due 03/15/32 334 421
General Mills, Inc.
3.700% due 10/17/23 444 451

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
General Motors Co.
4.875% due 10/02/23 671 691
5.400% due 10/02/23 40 41
6.125% due 10/01/25 100 107
6.250% due 10/02/43 110 125
6.750% due 04/01/46 100 120
General Motors Financial Co., Inc.
4.250% due 05/15/23 10 10
4.150% due 06/19/23 765 776
Genting New York LLC
3.300% due 02/15/26 (Þ) 440 416
Gilead Sciences, Inc.
5.650% due 12/01/41 50 60
GLP Capital, LP / GLP Financing II, Inc.
5.375% due 04/15/26 653 682
Goldman Sachs Group, Inc. (The)
4.250% due 10/21/25 140 143
3.500% due 11/16/26 90 90
3.615% due 03/15/28 (SOFR +
1.846%)(Ê) 760 759
3.691% due 06/05/28 (USD 3 Month
LIBOR + 1.510%)(Ê) 200 200
4.223% due 05/01/29 (USD 3 Month
LIBOR + 1.301%)(Ê) 50 51
3.800% due 03/15/30 410 413
2.650% due 10/21/32 (SOFR +
1.264%)(Ê) 480 434
5.150% due 05/22/45 140 156
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 800 709
Halliburton Co.
4.850% due 11/15/35 60 64
5.000% due 11/15/45 20 22
HCA, Inc.
5.125% due 06/15/39 50 54
Hershey Co. (The)
1.700% due 06/01/30 160 144
Hilton Domestic Operating Co., Inc.
5.375% due 05/01/25 (Þ) 120 123
Home Depot, Inc. (The)
2.500% due 04/15/27 867 851
3.900% due 12/06/28 10 10
2.700% due 04/15/30 80 78
3.300% due 04/15/40 50 48
3.350% due 04/15/50 90 85
HSBC Holdings PLC
7.200% due 07/15/97 457 651
Humana, Inc.
0.650% due 08/03/23 743 725
4.500% due 04/01/25 20 21
4.625% due 12/01/42 20 21
4.950% due 10/01/44 20 22
Huntington Bancshares, Inc.
2.487% due 08/15/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.170%)(Ê)(Þ) 1,012 881
Intel Corp.
2.800% due 08/12/41 110 97
3.200% due 08/12/61 170 150
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.734% due 12/08/47 10 10
International Business Machines Corp.
3.375% due 08/01/23 904 916
International Paper Co.
7.300% due 11/15/39 669 881
Invitation Homes, Inc.
4.150% due 04/15/32 310 317
Jefferies Financial Group, Inc.
6.625% due 10/23/43 761 898
Jefferies Group LLC
6.500% due 01/20/43 635 761
Johnson & Johnson
2.100% due 09/01/40 210 177
2.450% due 09/01/60 160 130
JPMorgan Chase & Co.
4.203% due 07/23/29 (USD 3 Month
LIBOR + 1.260%)(Ê) 40 41
4.452% due 12/05/29 (USD 3 Month
LIBOR + 1.330%)(Ê) 40 42
8.750% due 09/01/30 280 376
2.739% due 10/15/30 (SOFR +
1.510%)(Ê) 140 132
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 120 111
2.956% due 05/13/31 (SOFR +
2.515%)(Ê) 330 309
1.953% due 02/04/32 (SOFR +
1.065%)(Ê) 600 526
2.580% due 04/22/32 (SOFR +
1.250%)(Ê) 390 357
2.545% due 11/08/32 (SOFR +
1.180%)(Ê) 80 73
4.950% due 06/01/45 80 90
4.260% due 02/22/48 (USD 3 Month
LIBOR + 1.580%)(Ê) 110 118
3.109% due 04/22/51 (SOFR +
2.440%)(Ê) 60 53
3.328% due 04/22/52 (SOFR +
1.580%)(Ê) 460 425
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 220 206
Kaiser Foundation Hospitals
4.150% due 05/01/47 30 32
Series 2019
3.266% due 11/01/49 30 28
Series 2021
2.810% due 06/01/41 80 70
3.002% due 06/01/51 20 18
Kimco Realty Corp.
2.250% due 12/01/31 310 278
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 50 62
6.550% due 09/15/40 600 717
5.500% due 03/01/44 20 22
Kinder Morgan, Inc.
4.300% due 06/01/25 90 92
4.300% due 03/01/28 170 176

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.550% due 06/01/45 80 89
5.050% due 02/15/46 30 32
5.200% due 03/01/48 10 11
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 10 11
3.250% due 12/15/51 (Þ) 30 25
Kroger Co. (The)
3.850% due 08/01/23 750 761
5.150% due 08/01/43 20 23
Kyndryl Holdings, Inc.
3.150% due 10/15/31 (Þ) 320 270
4.100% due 10/15/41 (Þ) 230 178
L3Harris Technologies, Inc.
2.900% due 12/15/29 350 336
Laboratory Corp. of America Holdings
3.250% due 09/01/24 886 890
Lam Research Corp.
1.900% due 06/15/30 140 127
2.875% due 06/15/50 60 53
Las Vegas Sands Corp.
3.200% due 08/08/24 922 880
2.900% due 06/25/25 940 876
Lennar Corp.
4.500% due 04/30/24 882 904
Series WI
5.000% due 06/15/27 10 10
Lennox International, Inc.
1.700% due 08/01/27 110 101
Lithia Motors, Inc.
4.625% due 12/15/27 (Þ) 110 109
3.875% due 06/01/29 (Þ) 120 113
Lockheed Martin Corp.
1.850% due 06/15/30 140 127
4.500% due 05/15/36 842 929
Loews Corp.
6.000% due 02/01/35 601 715
Lowe's Cos., Inc.
3.875% due 09/15/23 895 910
4.500% due 04/15/30 50 54
1.700% due 10/15/30 150 131
2.800% due 09/15/41 90 77
3.000% due 10/15/50 190 162
M&T Bank Corp.
3.550% due 07/26/23 431 436
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.679%)(Ê)(ƒ) 30 27
Magallanes, Inc.
4.279% due 03/15/32 (Þ) 140 141
5.050% due 03/15/42 (Þ) 760 775
5.141% due 03/15/52 (Þ) 900 921
Main Street Capital Corp.
5.200% due 05/01/24 728 743
Markel Corp.
4.300% due 11/01/47 699 712
Marriott International, Inc.
Series FXD
3.600% due 04/15/24 120 121
Mars, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.375% due 07/16/40 (Þ) 240 201
Marsh & McLennan Cos., Inc.
3.875% due 03/15/24 876 894
2.375% due 12/15/31 220 201
Massachusetts Mutual Life Insurance Co.
3.375% due 04/15/50 (Þ) 70 63
Mastercard, Inc.
3.300% due 03/26/27 130 132
3.850% due 03/26/50 120 127
McDonald's Corp.
1.450% due 09/01/25 20 19
3.500% due 03/01/27 10 10
3.500% due 07/01/27 60 61
3.800% due 04/01/28 50 51
3.600% due 07/01/30 70 71
4.700% due 12/09/35 716 778
4.450% due 03/01/47 40 43
4.450% due 09/01/48 80 86
3.625% due 09/01/49 10 10
4.200% due 04/01/50 140 146
MDC Holdings, Inc.
2.500% due 01/15/31 160 140
6.000% due 01/15/43 50 51
Merck & Co., Inc.
2.800% due 05/18/23 620 625
1.450% due 06/24/30 70 62
2.350% due 06/24/40 120 103
Micron Technology, Inc.
2.703% due 04/15/32 140 127
Microsoft Corp.
3.300% due 02/06/27 871 893
3.450% due 08/08/36 130 135
2.525% due 06/01/50 174 150
2.921% due 03/17/52 176 165
Mid-America Apartments, LP
3.750% due 06/15/24 890 902
MidAmerican Energy Co.
3.650% due 04/15/29 50 51
3.150% due 04/15/50 110 101
Midwest Connector Capital Co. LLC
4.625% due 04/01/29 (Þ) 863 872
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets, Ltd.
6.500% due 06/20/27 (Þ) 300 313
Molson Coors Brewing Co.
4.200% due 07/15/46 40 39
Mondelez International, Inc.
2.250% due 09/19/24 (Þ) 690 679
1.875% due 10/15/32 981 846
2.625% due 09/04/50 40 32
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 70 68
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 70 65
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 180 179
1.794% due 02/13/32 (SOFR +
1.034%)(Ê) 80 69

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.511% due 10/20/32 (SOFR +
1.200%)(Ê) 240 216
2.484% due 09/16/36 (SOFR +
1.360%)(Ê) 420 360
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 630 580
Series GMTN
4.431% due 01/23/30 (USD 3 Month
LIBOR + 1.628%)(Ê) 10 10
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 170 151
Motiva Enterprises LLC
6.850% due 01/15/40 (Þ) 788 874
MPLX, LP
4.000% due 03/15/28 40 41
4.800% due 02/15/29 50 53
4.500% due 04/15/38 170 174
4.700% due 04/15/48 70 71
Series 0006
5.200% due 03/01/47 30 32
MPT Operating Partnership, LP / MPT
Finance Corp.
5.000% due 10/15/27 90 92
4.625% due 08/01/29 70 69
Nasdaq, Inc.
4.250% due 06/01/24 365 376
2.500% due 12/21/40 130 105
NBCUniversal Media LLC
4.450% due 01/15/43 7 8
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 698 707
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 150 145
4.450% due 05/15/69 (Þ) 50 52
Newell Brands, Inc.
3.850% due 04/01/23 40 40
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 553 694
Northrop Grumman Corp.
3.250% due 08/01/23 908 918
5.150% due 05/01/40 160 186
5.250% due 05/01/50 90 112
Series 000N
4.030% due 10/15/47 160 168
Northwest Pipeline LLC
7.125% due 12/01/25 250 280
Series WI
4.000% due 04/01/27 60 62
Northwestern Mutual Life Insurance Co.
(The)
3.450% due 03/30/51 (Þ) 480 435
3.625% due 09/30/59 (Þ) 80 72
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 390 360
NVIDIA Corp.
3.500% due 04/01/40 30 30
3.500% due 04/01/50 50 51
Occidental Petroleum Corp.
6.950% due 07/01/24 10 11
5.550% due 03/15/26 110 117
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.950% due 06/15/39 50 63
4.625% due 06/15/45 30 29
4.100% due 02/15/47 20 19
Oncor Electric Delivery Co. LLC
3.100% due 09/15/49 80 73
OneSky Class A Loan Trust
Series A
3.875% due 07/15/29 3,044 2,963
Oracle Corp.
2.875% due 03/25/31 50 46
4.300% due 07/08/34 648 639
4.000% due 07/15/46 270 240
3.950% due 03/25/51 40 35
Otis Worldwide Corp.
Series WI
2.565% due 02/15/30 60 56
Owl Rock Capital Corp.
4.250% due 01/15/26 939 915
Pacific Gas and Electric Co.
4.250% due 08/01/23 140 141
2.100% due 08/01/27 110 99
2.500% due 02/01/31 50 43
3.300% due 08/01/40 20 16
3.500% due 08/01/50 20 16
Park-Ohio Holdings Corp.
Series WI
6.625% due 04/15/27 90 75
Parsley Energy LLC / Parsley Finance
Corp.
4.125% due 02/15/28 (Þ) 10 10
PayPal Holdings, Inc.
2.300% due 06/01/30 110 102
3.250% due 06/01/50 60 55
PepsiCo, Inc.
2.625% due 03/19/27 897 891
1.625% due 05/01/30 10 9
2.875% due 10/15/49 40 37
Pfizer, Inc.
2.550% due 05/28/40 60 54
Series 5YR
3.200% due 09/15/23 893 907
Philip Morris International, Inc.
2.100% due 05/01/30 70 63
1.750% due 11/01/30 280 242
6.375% due 05/16/38 664 815
Pioneer Natural Resources Co.
2.150% due 01/15/31 320 288
Plains All American Pipeline, LP
Series B
6.125% due 06/16/23 (USD 3 Month
LIBOR + 4.110%)(Ê) 390 331
Plains All American Pipeline, LP / PAA
Finance Corp.
Series WI
6.700% due 05/15/36 10 11
Procter & Gamble Co. (The)
2.850% due 08/11/27 870 871
3.000% due 03/25/30 60 60
1.200% due 10/29/30 170 148
5.500% due 02/01/34 100 120

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Progress Energy, Inc.
7.000% due 10/30/31 559 692
Prologis, LP
1.250% due 10/15/30 230 196
Prospect Capital Corp.
3.706% due 01/22/26 1,003 945
Range Resources Corp.
Series WI
4.875% due 05/15/25 230 233
Raymond James Financial, Inc.
3.750% due 04/01/51 110 107
Raytheon Technologies Corp.
3.650% due 08/16/23 3 3
3.950% due 08/16/25 30 31
Series WI
3.200% due 03/15/24 708 716
Republic Services, Inc.
2.500% due 08/15/24 60 59
3.375% due 11/15/27 360 361
Reynolds American, Inc.
4.850% due 09/15/23 865 886
Rocket Mortgage LLC / Rocket Mortgage
Co-Issuer, Inc.
2.875% due 10/15/26 (Þ) 160 147
S&P Global, Inc.
1.250% due 08/15/30 40 34
3.250% due 12/01/49 20 19
Salesforce.com, Inc.
3.700% due 04/11/28 10 10
1.500% due 07/15/28 60 55
1.950% due 07/15/31 50 46
2.900% due 07/15/51 190 169
3.050% due 07/15/61 70 61
San Diego Gas & Electric Co.
Series RRR
3.750% due 06/01/47 100 98
Series VVV
1.700% due 10/01/30 240 211
Santander Holdings USA, Inc.
4.500% due 07/17/25 738 754
Schlumberger Holdings Corp.
4.000% due 12/21/25 (Þ) 40 41
Senior Housing Properties Trust
4.750% due 05/01/24 120 115
Service Properties Trust
4.500% due 06/15/23 160 158
Sherwin-Williams Co. (The)
3.450% due 06/01/27 861 863
Shire Acquisitions Investments Ireland
DAC
2.875% due 09/23/23 362 363
Simon Property Group, LP
3.500% due 09/01/25 100 101
Southern California Edison Co.
2.250% due 06/01/30 290 262
3.650% due 02/01/50 110 102
Series C
4.125% due 03/01/48 130 128
Series G
2.500% due 06/01/31 120 109
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Southern Co. (The)
6.000% due 10/01/34 196 225
Southwest Airlines Co.
4.750% due 05/04/23 440 449
5.250% due 05/04/25 70 74
Southwestern Energy Co.
4.750% due 02/01/32 60 60
Spectra Energy Partners, LP
4.750% due 03/15/24 671 690
Sunoco Logistics Partners Operations,
LP
4.250% due 04/01/24 875 892
3.900% due 07/15/26 90 90
5.300% due 04/01/44 10 10
Synchrony Financial
3.950% due 12/01/27 793 785
SYNNEX Corp.
1.250% due 08/09/24 (Þ) 510 485
Targa Resources Corp.
4.200% due 02/01/33 280 283
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
5.875% due 04/15/26 10 10
5.500% due 03/01/30 30 31
4.875% due 02/01/31 70 71
4.000% due 01/15/32 230 221
Target Corp.
3.375% due 04/15/29 140 145
Teachers Insurance & Annuity
Association of America
4.900% due 09/15/44 (Þ) 140 154
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 460 432
7.625% due 04/01/37 608 771
Texas Instruments, Inc.
2.250% due 09/04/29 210 200
1.750% due 05/04/30 70 64
3.875% due 03/15/39 150 159
Thermo Fisher Scientific, Inc.
5.300% due 02/01/44 703 858
Time Warner Cable LLC
6.550% due 05/01/37 90 104
7.300% due 07/01/38 180 219
6.750% due 06/15/39 20 23
5.500% due 09/01/41 666 691
Time Warner Entertainment Co., LP
8.375% due 07/15/33 100 131
T-Mobile USA, Inc.
2.625% due 02/15/29 60 55
2.875% due 02/15/31 70 63
2.700% due 03/15/32 (Þ) 460 418
Series WI
3.875% due 04/15/30 300 301
2.550% due 02/15/31 824 747
3.000% due 02/15/41 100 85
3.300% due 02/15/51 190 160
Transcontinental Gas Pipe Line Co. LLC
4.450% due 08/01/42 240 244
Series WI
7.850% due 02/01/26 410 470

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 05/15/30 50 49
TSMC Arizona Corp.
2.500% due 10/25/31 200 185
3.125% due 10/25/41 420 383
TWDC Enterprises 18 Corp.
Series MTNB
7.000% due 03/01/32 552 711
Tyson Foods, Inc.
4.875% due 08/15/34 826 894
Union Pacific Corp.
2.150% due 02/05/27 50 48
3.750% due 02/05/70 40 39
Series WI
2.891% due 04/06/36 250 234
3.839% due 03/20/60 140 140
United Airlines Pass-Through Trust
4.875% due 01/15/26 251 247
United Airlines, Inc.
4.375% due 04/15/26 (Þ) 330 325
4.625% due 04/15/29 (Þ) 30 29
United Technologies Corp.
4.625% due 11/16/48 130 147
UnitedHealth Group, Inc.
3.850% due 06/15/28 70 73
2.000% due 05/15/30 180 166
4.625% due 07/15/35 100 112
5.700% due 10/15/40 60 75
Unum Group
5.750% due 08/15/42 796 843
Verizon Communications, Inc.
2.100% due 03/22/28 80 75
3.875% due 02/08/29 120 125
7.750% due 12/01/30 100 131
2.550% due 03/21/31 160 149
4.500% due 08/10/33 450 483
5.250% due 03/16/37 80 93
2.650% due 11/20/40 90 77
3.400% due 03/22/41 70 66
2.850% due 09/03/41 40 35
4.125% due 08/15/46 60 62
5.500% due 03/16/47 10 12
4.000% due 03/22/50 40 41
2.875% due 11/20/50 120 100
3.000% due 11/20/60 390 318
3.700% due 03/22/61 530 491
Series WI
4.329% due 09/21/28 53 56
4.862% due 08/21/46 50 57
2.987% due 10/30/56 60 49
Visa, Inc.
2.050% due 04/15/30 60 56
2.700% due 04/15/40 70 64
Vontier Corp.
Series WI
1.800% due 04/01/26 170 154
2.400% due 04/01/28 350 308
Voya Financial, Inc.
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 944 883
Wachovia Corp.
5.500% due 08/01/35 802 902
Walmart, Inc.
1.800% due 09/22/31 150 136
2.650% due 09/22/51 120 107
Walt Disney Co. (The)
Series WI
3.700% due 09/15/24 827 845
6.650% due 11/15/37 40 53
5.400% due 10/01/43 130 157
Waste Management, Inc.
3.150% due 11/15/27 210 210
Wells Fargo & Co.
0.805% due 05/19/25 (SOFR +
0.510%)(Ê) 220 210
3.000% due 04/22/26 140 139
3.000% due 10/23/26 260 256
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 170 153
5.375% due 11/02/43 130 151
4.650% due 11/04/44 10 11
3.900% due 05/01/45 666 666
4.750% due 12/07/46 90 98
5.013% due 04/04/51 (SOFR +
4.502%)(Ê) 400 475
Welltower, Inc.
3.850% due 06/15/32 250 252
Western Gas Partners, LP
5.500% due 08/15/48 40 40
Western Midstream Operating, LP
3.100% due 02/01/25 90 89
4.650% due 07/01/26 130 133
4.500% due 03/01/28 50 51
4.050% due 02/01/30 250 249
5.450% due 04/01/44 150 152
5.300% due 03/01/48 140 139
5.250% due 02/01/50 60 59
Western Union Co. (The)
6.200% due 11/17/36 832 908
Westinghouse Air Brake Technologies
Corp.
Series WI
3.450% due 11/15/26 963 943
Williams Cos., Inc. (The)
3.750% due 06/15/27 60 61
7.750% due 06/15/31 130 163
5.800% due 11/15/43 35 40
3.500% due 10/15/51 10 9
Workday, Inc.
3.800% due 04/01/32 480 479
Wynn Resorts Finance LLC / Wynn
Resorts Capital Corp.
7.750% due 04/15/25 (Þ) 210 218
180,938
International Debt – 19.9%
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 861 880

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Abu Dhabi Government International
Bond
1.700% due 03/02/31 (Þ) 200 182
3.875% due 04/16/50 (Þ) 270 282
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 200 207
Adani Ports & Special Economic Zone,
Ltd.
3.375% due 07/24/24 (Þ) 515 507
AerCap Ireland Capital Designated
Activity Co. and AerCap Global
Aviation Trust
4.500% due 09/15/23 1,046 1,054
3.150% due 02/15/24 310 305
3.300% due 01/30/32 150 135
3.400% due 10/29/33 150 134
3.850% due 10/29/41 300 263
Africa Finance Corp.
Series REGS
4.375% due 04/17/26 801 800
African Export-Import Bank (The)
2.634% due 05/17/26 (Þ) 1,530 1,423
Series REGS
2.634% due 05/17/26 300 279
Air Liquide Finance SA
2.250% due 09/27/23 (Þ) 916 913
Alibaba Group Holding, Ltd.
2.125% due 02/09/31 200 174
3.150% due 02/09/51 290 224
Series WI
3.600% due 11/28/24 886 890
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 702 699
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 881 880
4.500% due 03/15/28 (Þ) 360 373
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
4.900% due 02/01/46 70 78
Anheuser-Busch InBev Worldwide, Inc.
5.550% due 01/23/49 50 61
4.500% due 06/01/50 270 288
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 1,029 1,017
Arbor Realty Collateralized Loan
Obligation, Ltd.
Series 2022-FL1 Class A
1.500% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 3,050 3,034
Arbor Realty Commercial Real Estate,
Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 5,030 4,969
Ares LXI CLO, Ltd.
Series 2021-61A Class A
1.282% due 10/20/34 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 4,022 3,996
Argentine Republic Government
International Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.000% due 07/09/29 34 12
0.750% due 07/09/30 (~)(Ê) 388 130
1.500% due 07/09/35 (~)(Ê) 310 95
3.500% due 07/09/41 (~)(Ê) 160 56
AstraZeneca PLC
0.300% due 05/26/23 958 938
Australia & New Zealand Banking
Group, Ltd.
4.500% due 03/19/24 (Þ) 871 888
Avolon Holdings Funding, Ltd.
3.950% due 07/01/24 (Þ) 20 20
2.875% due 02/15/25 (Þ) 150 144
Banco de Credito del Peru
3.250% due 09/30/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.450%)(Ê)(Þ) 946 877
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 711 721
Banco Internacional del Peru SAA
Interbank
3.250% due 10/04/26 (Þ) 928 916
Banco Mercantil del Norte SA
8.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.760%)(Ê)(ƒ)(Þ) 240 251
Banco Santander Chile
2.700% due 01/10/25 (Þ) 703 688
Banco Santander SA
5.179% due 11/19/25 705 729
1.722% due 09/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 600 542
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 800 804
Bancolombia SA
3.000% due 01/29/25 991 964
Bank of China, Ltd.
5.000% due 11/13/24 (Þ) 833 866
Bank of Montreal
0.400% due 09/15/23 953 925
Bank of Nova Scotia (The)
0.550% due 09/15/23 957 931
Barclays PLC
5.088% due 06/20/30 (USD 3 Month
LIBOR + 3.054%)(Ê) 290 301
4.950% due 01/10/47 660 713
Barrick NA Finance LLC
5.700% due 05/30/41 130 158
BAT Capital Corp.
2.259% due 03/25/28 40 36
3.734% due 09/25/40 110 90
Series WI
3.557% due 08/15/27 385 375
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 961 971
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 726 725
BBVA Banco Continental SA

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 09/22/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê)(Þ) 897 914
BBVA Bancomer SA
4.375% due 04/10/24 (Þ) 862 878
BDS, Ltd.
Series 2021-FL7 Class A
1.180% due 06/16/36 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 1,558 1,523
Bellemeade Re, Ltd.
2.859% due 10/25/28 (USD 1 Month
LIBOR + 2.750%)(Ê)(Þ) 1,780 1,761
Series 2017-1 Class M2
4.297% due 10/25/27 (USD 1 Month
LIBOR + 3.350%)(Ê)(Þ) 796 799
Series 2019-3A Class M1C
2.099% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 2,224 2,210
Series 2020-4A Class M2B
3.750% due 06/25/30 (USD 1 Month
LIBOR + 3.600%)(Ê)(Þ) 713 714
Series 2021-2A Class M1A
1.210% due 06/25/31 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 2,607 2,581
Series 2021-2A Class M1B
1.510% due 06/25/31 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 1,759 1,716
Series 2021-3A Class A2
1.050% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 2,380 2,346
Bermuda Government International Bond
2.375% due 08/20/30 (Þ) 380 348
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 877 883
BHP Billiton Finance USA, Ltd.
3.850% due 09/30/23 880 899
BNP Paribas SA
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 680 647
4.625% due 03/13/27 (Þ) 722 738
1.675% due 06/30/27 (SOFR +
0.912%)(Ê)(Þ) 210 192
4.400% due 08/14/28 (Þ) 200 203
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 270 240
2.824% due 01/26/41 (Þ) 400 330
BOC Aviation USA Corp.
1.625% due 04/29/24 (Þ) 200 192
BP Capital Markets PLC
3.814% due 02/10/24 867 885
BPCE SA
3.116% due 10/19/32 (SOFR +
1.730%)(Ê)(Þ) 300 272
British Telecommunications PLC
9.625% due 12/15/30 70 96
Brookfield Finance LLC
3.450% due 04/15/50 827 726
Brookfield Finance, Inc.
4.000% due 04/01/24 841 854
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canadian Imperial Bank of Commerce
0.950% due 06/23/23 920 903
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 661 741
Canadian Pacific Railway Co.
2.450% due 12/02/31 250 232
3.000% due 12/02/41 70 63
3.100% due 12/02/51 80 71
6.125% due 09/15/15 656 834
Carnival Corp. Term Loan B
3.750% due 06/30/25 (USD 3 Month
LIBOR + 3.000%)(Ê) 339 329
Cedar Funding, Ltd.
Series 2018-5A Class A1R
2.235% due 07/17/31 (USD 3 Month
LIBOR + 1.100%)(Ê)(Þ) 1,600 1,592
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 884 908
CI Financial Corp.
3.200% due 12/17/30 500 456
CNH Industrial NV
4.500% due 08/15/23 872 890
Comision Federal de Electricidad
3.348% due 02/09/31 (Þ) 200 175
Commonwealth Bank of Australia
2.688% due 03/11/31 (Þ) 200 178
3.743% due 09/12/39 (Þ) 200 187
4.316% due 01/10/48 (Þ) 886 881
Cooperatieve Rabobank UA
4.375% due 08/04/25 650 661
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 360 359
Credicorp, Ltd.
2.750% due 06/17/25 (Þ) 922 888
Credit Agricole SA
4.375% due 03/17/25 (Þ) 734 742
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 928 876
Credit Suisse Group AG
4.282% due 01/09/28 (Þ) 699 698
3.091% due 05/14/32 (SOFR +
1.730%)(Ê)(Þ) 480 433
5.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.889%)(Ê)(ƒ)(Þ) 200 185
6.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.822%)(Ê)(ƒ)(Þ) 360 355
7.250% due 12/31/99 (USD ICE Swap
Rate NY 5 Year Rate + 4.332%)(Ê)
(ƒ)(Þ) 200 202
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.600%)(Ê)
(ƒ)(Þ) 200 203
Series FXD
0.520% due 08/09/23 958 932
DAE Funding LLC

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.550% due 08/01/24 (Þ) 220 208
Danone SA
2.589% due 11/02/23 (Þ) 718 717
Danske Bank A/S
3.875% due 09/12/23 (Þ) 200 202
5.375% due 01/12/24 (Þ) 200 206
3.773% due 03/28/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 200 200
0.976% due 09/10/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê)(Þ) 935 876
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 200 182
4.298% due 04/01/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 1,100 1,109
Delhaize America, Inc.
9.000% due 04/15/31 154 215
Deutsche Bank AG
3.700% due 05/30/24 890 894
1.447% due 04/01/25 (SOFR +
1.131%)(Ê) 1,024 978
Deutsche Telekom International Finance
BV
2.485% due 09/19/23 (Þ) 926 922
8.750% due 06/15/30 50 67
DNB Bank ASA
2.968% due 03/28/25 (SOFR +
0.810%)(Ê)(Þ) 700 699
Dryden 85 CLO, Ltd.
Series 2021-85A Class AR
1.391% due 10/15/35 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 3,959 3,922
Eagle Re, Ltd.
Series 2018-1 Class M2
3.947% due 11/25/28 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 732 729
Series 2020-1 Class M1A
1.068% due 01/25/30 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 511 507
Series 2021-1 Class M1B
2.165% due 10/25/33 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 1,268 1,265
Series 2021-2 Class M1B
2.099% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 1,515 1,492
Ecopetrol SA
4.625% due 11/02/31 130 118
5.875% due 05/28/45 80 70
5.875% due 11/02/51 110 94
Enbridge, Inc.
3.700% due 07/15/27 687 696
Enel Finance International NV
Series 658A
3.500% due 04/06/28 (Þ) 706 697
Eni SpA
Series X-R
4.000% due 09/12/23 (Þ) 892 904
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eni USA, Inc.
7.300% due 11/15/27 711 833
Equinor ASA
2.650% due 01/15/24 899 901
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 810 838
First Quantum Minerals, Ltd.
7.500% due 04/01/25 (Þ) 200 203
6.875% due 10/15/27 (Þ) 280 293
Fresnillo PLC
4.250% due 10/02/50 (Þ) 260 229
Garda World Security Corp. 2021 Term
Loan B
4.710% due 10/30/26 (USD 1 Month
LIBOR + 4.250%)(Ê) 69 68
GFL Environmental, Inc. 2020 Term
Loan
3.500% due 05/31/25 (USD 3 Month
LIBOR + 3.000%)(Ê) 15 15
GlaxoSmithKline Capital PLC
0.534% due 10/01/23 956 934
Glencore Funding LLC
4.125% due 05/30/23 (Þ) 912 927
4.125% due 03/12/24 (Þ) 550 557
4.625% due 04/29/24 (Þ) 40 41
1.625% due 09/01/25 (Þ) 140 131
4.000% due 03/27/27 (Þ) 220 221
3.875% due 10/27/27 (Þ) 50 50
2.625% due 09/23/31 (Þ) 70 63
Grifols Worldwide Operations USA, Inc.
Term Loan B
2.457% due 11/15/27 (USD 1 Month
LIBOR + 2.000%)(Ê) 178 175
Grupo Bimbo SAB de CV
3.875% due 06/27/24 (Þ) 879 897
Hana Bank
4.375% due 09/30/24 (Þ) 874 893
HGI CRE CLO, Ltd.
Series 2021-FL1 Class A
1.160% due 06/16/36 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 2,190 2,167
Series 2021-FL2 Class A
1.200% due 09/19/26 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 2,486 2,451
Highlands Holdings Bond Issuer, Ltd.
7.625% due 10/15/25 (Þ) 302 303
HOM RE, Ltd.
Series 2021-1 Class M1A
1.173% due 07/25/33 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 527 525
HSBC Holdings PLC
3.900% due 05/25/26 220 222
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 200 190
4.041% due 03/13/28 (USD 3 Month
LIBOR + 1.546%)(Ê) 410 411
7.625% due 05/17/32 669 849
2.804% due 05/24/32 (SOFR +
1.187%)(Ê) 430 391

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.871% due 11/22/32 (SOFR +
1.410%)(Ê) 290 264
4.762% due 03/29/33 (SOFR +
2.530%)(Ê) 410 421
ICICI Bank, Ltd.
4.000% due 03/18/26 (Þ) 782 788
ING Bank NV
5.800% due 09/25/23 (Þ) 935 970
ING Groep NV
4.100% due 10/02/23 897 912
4.252% due 03/28/33 (SOFR +
2.070%)(Ê) 380 391
Innogy Finance BV
6.650% due 04/30/38 (Þ) 621 770
Intercorp Financial Services, Inc.
4.125% due 10/19/27 (Þ) 938 882
Intesa Sanpaolo SpA
4.198% due 06/01/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.600%)(Ê)(Þ) 210 186
4.950% due 06/01/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.750%)(Ê)(Þ) 200 171
Israel Government International Bond
2.750% due 07/03/30 200 198
KazMunayGas National Co. JSC
5.375% due 04/24/30 (Þ) 200 192
Kookmin Bank
4.350% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.639%)(Ê)(ƒ)(Þ) 913 913
LCM XXIII, Ltd.
Series 2020-23A Class A1R
2.205% due 10/20/29 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 1,020 1,017
Lloyds Banking Group PLC
4.050% due 08/16/23 742 755
3.511% due 03/18/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.600%)(Ê) 330 328
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.496%)(Ê)(ƒ) 200 213
Lukoil International Finance BV
2.800% due 04/26/27 (Þ) 350 186
Madison Park Funding XLVIII, Ltd.
Series 2021-48A Class A
1.398% due 04/19/33 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 1,158 1,149
Madison Park Funding XXI, Ltd.
Series 2015-18A Class ARR
1.195% due 10/21/30 (USD 3 Month
LIBOR + 0.940%)(Ê)(Þ) 1,922 1,910
MEG Energy Corp.
6.500% due 01/15/25 (Þ) 31 32
7.125% due 02/01/27 (Þ) 140 147
Meituan
2.125% due 10/28/25 (Þ) 976 867
Melco Resorts Finance, Ltd.
5.375% due 12/04/29 (Þ) 240 203
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MercadoLibre, Inc.
3.125% due 01/14/31 210 183
Mexico Government International Bond
3.500% due 02/12/34 240 223
4.350% due 01/15/47 610 563
Mitsubishi UFJ Financial Group, Inc.
3.761% due 07/26/23 898 912
National Bank of Canada
0.550% due 11/15/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.400%)(Ê) 926 891
NatWest Group PLC
3.875% due 09/12/23 200 202
3.754% due 11/01/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê) 200 198
Neuberger Berman CLO XV, Ltd.
Series 2021-15A Class A1R2
1.161% due 10/15/29 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 2,766 2,751
Neuberger Berman Loan Advisers CLO
24, Ltd.
Series 2020-24A Class AR
1.154% due 04/19/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 589 587
Nippon Life Insurance Co.
2.750% due 01/21/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(Þ) 250 224
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 1,340 1,337
3.522% due 09/17/25 (Þ) 280 274
Nordea Bank Abp
4.625% due 09/13/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.690%)(Ê)(Þ) 913 931
NTT Finance Corp.
0.583% due 03/01/24 (Þ) 950 911
2.065% due 04/03/31 (Þ) 200 181
Nutrien, Ltd.
5.875% due 12/01/36 627 742
NYACK Park CLO, Ltd.
Series 2021-1A Class A
1.244% due 10/20/34 (USD 3 Month
LIBOR + 1.120%)(Ê)(Þ) 5,290 5,255
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 1,355 1,348
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 1,465 1,458
Oaktown Re VII, Ltd.
Series 2021-2 Class M1A
1.650% due 04/25/34 (SOFR 30 Day
Average + 1.600%)(Ê)(Þ) 821 811
Oaktown Re, Ltd.
Series 2021-1A Class M1C

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 1,475 1,424
OCP CLO, Ltd.
Series 2021-10A Class A2R2
1.293% due 01/26/34 (CME Term
SOFR 3 Month + 1.240%)(Ê)(Þ) 3,087 3,046
OCP SA
3.750% due 06/23/31 (Þ) 200 181
Oversea-Chinese Banking Corp., Ltd.
4.250% due 06/19/24 (Þ) 646 659
Panama Government International Bond
2.252% due 09/29/32 260 230
Panasonic Corp.
2.679% due 07/19/24 (Þ) 912 901
Paraguay Government International
Bond
5.400% due 03/30/50 (Þ) 200 203
Peruvian Government International Bond
2.783% due 01/23/31 130 122
Petrobras Global Finance BV
6.900% due 03/19/49 160 159
5.500% due 06/10/51 100 86
Series WI
5.999% due 01/27/28 100 105
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 200 168
Prodigy Finance Designated Activity Co.
Series 2021-1A Class A
1.437% due 07/25/51 (USD 1 Month
LIBOR + 1.250%)(Ê)(Þ) 896 894
Prosus NV
4.027% due 08/03/50 (Þ) 909 686
Provincia de Buenos Aires
5.250% due 09/01/37 (~)(Ê)(Þ) 152 65
Provincia de Cordoba
7.125% due 12/10/25 (~)(Ê)(Þ) 200 156
7.450% due 06/01/27 (~)(Ê)(Þ) 230 151
Qatar Government International Bond
4.400% due 04/16/50 (Þ) 360 405
Qatar Petroleum
2.250% due 07/12/31 (Þ) 670 616
Radnor RE, Ltd.
Series 2019-2 Class M1B
1.935% due 06/25/29 (USD 1 Month
LIBOR + 1.750%)(Ê)(Þ) 1,028 1,027
Series 2021-1 Class M1B
1.710% due 12/27/33 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 2,072 2,034
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 1,014 1,006
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 863 874
2.875% due 01/12/32 (Þ) 480 440
Republic of Chile Government
International Bond
2.550% due 07/27/33 200 182
3.100% due 05/07/41 200 176
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.625% due 04/16/29 (Þ) 809 732
Reynolds American, Inc.
5.850% due 08/15/45 70 72
Riserva CLO, Ltd.
Series 2021-3A Class ARR
1.301% due 01/18/34 (USD 3 Month
LIBOR + 1.060%)(Ê)(Þ) 940 929
Roche Holdings, Inc.
0.450% due 03/05/24 (Þ) 422 406
Rogers Communications, Inc.
4.100% due 10/01/23 505 513
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 737 750
Sands China, Ltd.
5.125% due 08/08/25 (Þ) 200 198
2.550% due 03/08/27 (Þ) 200 174
3.100% due 03/08/29 (Þ) 200 170
Series WI
5.125% due 08/08/25 200 198
3.800% due 01/08/26 400 379
5.400% due 08/08/28 200 196
Santander UK Group Holdings PLC
5.000% due 11/07/23 (Þ) 909 930
Class N
4.750% due 09/15/25 (Þ) 701 712
Shackleton CLO, Ltd.
Series 2018-4RA Class A1A
2.311% due 04/13/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 930 921
Shell International Finance BV
4.375% due 05/11/45 140 151
4.000% due 05/10/46 50 52
3.250% due 04/06/50 20 19
Siemens Financieringsmaatschappij NV
2.000% due 09/15/23 (Þ) 891 884
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 952 914
Sky, Ltd.
3.750% due 09/16/24 (Þ) 941 957
Sociedad Quimica y Minera de Chile SA
3.500% due 09/10/51 (Þ) 470 405
Societe Generale SA
5.000% due 01/17/24 (Þ) 700 713
Southern Copper Corp.
6.750% due 04/16/40 10 13
5.250% due 11/08/42 60 68
Standard Chartered PLC
5.700% due 03/26/44 (Þ) 754 825
State Bank of India
4.375% due 01/24/24 (Þ) 883 896
Sumitomo Mitsui Financial Group, Inc.
3.936% due 10/16/23 895 912
Suncor Energy, Inc.
6.500% due 06/15/38 607 765
SURA Asset Management SA
4.875% due 04/17/24 (Þ) 877 891
Suzano Austria GmbH
7.000% due 03/16/47 (Þ) 200 224
Series DM3N

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.125% due 01/15/32 230 204
Swedbank AB
3.356% due 04/04/25 (Þ) 290 291
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 875 897
Teck Resources, Ltd.
6.250% due 07/15/41 60 72
5.400% due 02/01/43 60 65
Series WI
3.900% due 07/15/30 200 200
Telefonica Emisiones SA
5.213% due 03/08/47 150 161
Tencent Holdings, Ltd.
3.280% due 04/11/24 (Þ) 891 886
Tesco PLC
6.150% due 11/15/37 (Þ) 623 739
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 300 272
Textainer Marine Containers, Ltd.
Series 2021-3A Class A
1.940% due 08/20/46 (Þ) 2,706 2,453
Toronto-Dominion Bank (The)
0.300% due 06/02/23 956 934
Total Capital International SA
3.700% due 01/15/24 877 892
TotalEnergies Capital Canada, Ltd.
2.750% due 07/15/23 770 773
TransAlta Corp.
6.500% due 03/15/40 60 62
UBS Group AG
3.179% due 02/11/43 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 200 178
4.500% due 06/26/48 (Þ) 200 221
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 460 480
Unilever Capital Corp.
0.375% due 09/14/23 888 865
Vale Overseas, Ltd.
8.250% due 01/17/34 636 828
Vodafone Group PLC
6.150% due 02/27/37 50 60
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 200 200
4.750% due 09/17/44 (Þ) 200 188
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 150 131
3.020% due 11/18/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.530%)(Ê) 100 89
3.133% due 11/18/41 310 266
Woori Bank
4.750% due 04/30/24 (Þ) 734 754
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wynn Macau, Ltd.
5.500% due 01/15/26 (Þ) 200 182
5.625% due 08/26/28 (Þ) 310 269
Yamana Gold, Inc.
2.630% due 08/15/31 30 27
Series WI
4.625% due 12/15/27 280 284
190,316
Loan Agreements - 0.2%
Alterra Mountain Co. 2021 Term Loan
B2
4.000% due 07/30/28 (USD 1 Month
LIBOR + 3.500%)(Ê) 66 66
Caesars Resort Collection LLC 1st Lien
Term Loan B
3.207% due 12/22/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 135 135
Caesars Resort Collection LLC 2020
Term Loan
3.957% due 06/19/25 (USD 1 Month
LIBOR + 3.500%)(Ê) 78 77
CSC Holdings LLC 2018 Incremental
Term Loan
2.647% due 01/15/26 (USD 3 Month
LIBOR + 2.250%)(Ê) 30 29
Eyecare Partners LLC Term Loan
4.756% due 02/20/27 (USD 3 Month
LIBOR + 3.750%)(Ê) 98 97
First Eagle Holdings, Inc. Term Loan B
3.506% due 02/02/27 (USD 3 Month
LIBOR + 2.500%)(Ê) 38 37
Focus Financial Partners LLC Term Loan
2.449% due 07/03/24 (USD 1 Month
LIBOR + 2.000%)(Ê) 146 144
Genesee & Wyoming, Inc. New Term
Loan
3.006% due 12/30/26 (USD 3 Month
LIBOR + 2.000%)(Ê) 77 76
Harbor Freight Tools USA, Inc. 2021
Term Loan B
3.250% due 10/19/27 (USD 1 Month
LIBOR + 2.750%)(Ê) 69 67
McAfee LLC Term Loan B
5.750% due 07/27/28 (USD 3 Month
LIBOR + 5.000%)(Ê) 100 99
Nexstar Broadcasting, Inc. Term Loan B4
2.731% due 09/19/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 356 355
Petco Health and Wellness Co. 2021
Term Loan B
4.256% due 02/24/28 (USD 3 Month
LIBOR + 3.250%)(Ê) 59 58
Phoenix Guarantor, Inc. Term Loan B
3.707% due 03/05/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 121 119
Prime Security Services Borrower LLC
2021 Term Loan
3.500% due 09/23/26 (USD 6 Month
LIBOR + 2.750%)(Ê) 107 106
Quikrete Holdings, Inc. 2021 Term Loan
B1
0.000% due 06/11/28 (~)(Ê)(v) 60 59

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Southwestern Energy Co. Term Loan
3.301% due 06/22/27 (USD 3 Month
LIBOR + 2.500%)(Ê) 120 119
UFC Holdings LLC 2021 Term Loan B
3.500% due 04/29/26 (USD 6 Month
LIBOR + 2.750%)(Ê) 108 106
United Airlines, Inc. 2021 Term Loan B
4.500% due 04/21/28 (USD 3 Month
LIBOR + 3.750%)(Ê) 69 68
Verscend Holding Corp. 2021 Term
Loan B
4.457% due 08/27/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 99 98
Virgin Media Secured Finance PLC Term
Loan
2.897% due 01/31/28 (USD 3 Month
LIBOR + 2.500%)(Ê) 147 145
Zebra Buyer LLC Term Loan B
4.313% due 11/02/28 (USD 3 Month
LIBOR + 3.250%)(Ê) 95 94
2,154
Mortgage-Backed Securities - 14.9%
Alternative Loan Trust
Series 2007-16CB Class 1A5
0.568% due 08/25/37 (USD 1 Month
LIBOR + 0.400%)(Ê) 271 188
Banc of America Funding Trust
Series 2006-6 Class 2A1
6.000% due 08/25/36 428 410
BX Commercial Mortgage Trust
Series 2019-XL Class E
3.800% due 10/15/36 (USD 1 Month
LIBOR + 1.800%)(Ê)(Þ) 1,201 1,188
Series 2021-CIP Class D
1.771% due 12/15/28 (USD 1 Month
LIBOR + 1.671%)(Ê)(Þ) 2,674 2,604
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 987 970
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 3,322 3,058
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 1,418 1,393
CORE Mortgage Trust
Series 2019-CORE Class D
1.835% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 1,216 1,173
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 1,282 1,258
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 985 928
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
3.658% due 06/27/37 (~)(Ê)(Þ) 253 253
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
1.619% due 11/15/36 (USD 1 Month
LIBOR + 1.518%)(Ê)(Þ) 926 906
Fannie Mae
2.560% due 2028 367 362
2.600% due 2031 375 364
6.000% due 2032 12 13
5.000% due 2033 4 4
5.500% due 2034 9 9
4.500% due 2035 208 228
5.500% due 2037 61 66
5.500% due 2038 265 291
6.000% due 2039 22 25
4.000% due 2040 166 174
5.500% due 2040 292 313
6.000% due 2040 69 77
4.000% due 2041 248 259
6.000% due 2041 110 122
3.500% due 2043 543 555
4.000% due 2044 550 573
3.500% due 2045 622 633
3.000% due 2046 89 89
3.500% due 2046 129 131
4.000% due 2046 644 672
4.500% due 2046 216 228
3.000% due 2047 1,848 1,835
3.500% due 2047 284 290
4.000% due 2047 52 54
4.500% due 2048 778 817
5.000% due 2048 169 178
3.000% due 2049 3,928 3,867
4.000% due 2049 737 764
5.000% due 2049 399 420
2.500% due 2050 7,191 6,883
3.000% due 2050 7,586 7,461
2.000% due 2051 17,382 16,173
2.500% due 2051 2,756 2,636
Fannie Mae Connecticut Avenue
Securities Trust
Series 2018-C03 Class 1M2
2.318% due 10/25/30 (USD 1 Month
LIBOR + 2.150%)(Ê) 475 477
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 5 5
Series 2004-W5 Class A1
6.000% due 02/25/47 118 130
Series 2005-24 Class ZE
5.000% due 04/25/35 107 113
Series 2020-75 Class LI
Interest Only STRIPS
2.500% due 11/25/50 1,389 202
Series 2020-97 Class EI
Interest Only STRIPS
2.000% due 01/25/51 2,137 275
Series 2021-1 Class IM
Interest Only STRIPS
2.000% due 02/25/51 1,737 183
Series 2021-3 Class KI

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIPS
2.500% due 02/25/51 1,271 174
Series 2021-3 Class NI
Interest Only STRIPS
2.500% due 02/25/51 1,507 212
Series 2021-8 Class EI
Interest Only STRIPS
3.500% due 03/25/51 538 73
Series 2021-8 Class GI
Interest Only STRIPS
3.000% due 03/25/51 676 117
Freddie Mac
5.500% due 2038 200 220
6.000% due 2038 47 52
5.000% due 2040 102 111
4.000% due 2041 718 752
4.500% due 2041 98 104
5.500% due 2041 113 124
3.500% due 2043 362 370
4.000% due 2044 246 257
3.500% due 2045 506 516
4.000% due 2045 223 232
3.000% due 2046 1,708 1,698
4.000% due 2046 122 127
3.000% due 2047 604 600
3.000% due 2048 93 92
4.000% due 2048 683 707
4.500% due 2048 162 169
3.000% due 2049 205 203
2.500% due 2050 1,817 1,741
3.000% due 2050 3,183 3,127
2.000% due 2051 5,548 5,163
2.500% due 2051 10,150 9,719
3.000% due 2052 6,049 5,924
Freddie Mac REMICS
Series 2003-2624 Class QH
5.000% due 06/15/33 38 41
Series 2006-R007 Class ZA
6.000% due 05/15/36 123 134
Series 2010-3632 Class PK
5.000% due 02/15/40 66 69
Series 2010-3653 Class B
4.500% due 04/15/30 107 110
Series 2012-4010 Class KM
3.000% due 01/15/42 50 50
Series 2017-4734 Class IO
Interest Only STRIPS
4.000% due 12/15/47 758 136
Series 2020-5008 Class IE
Interest Only STRIPS
2.000% due 09/25/50 884 107
Series 2020-5038 Class NI
Interest Only STRIPS
2.000% due 11/25/50 1,295 157
Series 2020-5050 Class IP
Interest Only STRIPS
3.000% due 10/25/50 2,358 356
Series 2020-5052 Class IO
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIPS
3.500% due 12/25/50 859 139
Series 2020-5052 Class KI
Interest Only STRIPS
4.000% due 12/25/50 1,059 172
Series 2021-5072 Class IQ
Interest Only STRIPS
3.500% due 10/25/50 1,325 223
Series 2021-5072 Class QI
Interest Only STRIPS
3.500% due 10/25/50 1,023 210
Ginnie Mae REMICS
Series 2020-134 Class IL
Interest Only STRIPS
2.500% due 09/20/50 449 53
Series 2020-146 Class EI
Interest Only STRIPS
2.500% due 10/20/50 1,327 170
Series 2020-160 Class GI
Interest Only STRIPS
2.000% due 10/20/50 2,262 238
Series 2020-167 Class BI
Interest Only STRIPS
2.500% due 11/20/50 1,413 181
Series 2020-167 Class IA
Interest Only STRIPS
2.500% due 11/20/50 2,661 320
Series 2020-167 Class IW
Interest Only STRIPS
2.000% due 11/20/50 1,627 181
Series 2020-173 Class MI
Interest Only STRIPS
2.500% due 11/20/50 4,859 617
Series 2021-1 Class AI
Interest Only STRIPS
2.000% due 01/20/51 917 114
Series 2021-1 Class PI
Interest Only STRIPS
2.500% due 12/20/50 506 74
Series 2021-9 Class MI
Interest Only STRIPS
2.500% due 01/20/51 1,401 179
Series 2021-23 Class IA
Interest Only STRIPS
2.500% due 02/20/51 1,041 131
Series 2021-23 Class KI
Interest Only STRIPS
3.000% due 02/20/51 782 85
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 1,240 1,197
Series 2016-HHV Class E
4.333% due 11/05/38 (~)(Ê)(Þ) 600 567
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 1,170 1,076
Hospitality Mortgage Trust
Series 2019-HIT Class D

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.185% due 11/15/36 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 1,181 1,151
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 131 131
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 169 168
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 4,039 3,921
Series 2021-7 Class A6
2.500% due 11/25/51 (~)(Ê)(Þ) 4,070 3,914
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 3,601 3,471
Series 2021-INV2 Class A2
2.500% due 12/25/51 (~)(Ê)(Þ) 4,562 4,230
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 3,225 3,088
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 1,471 1,403
Series 2022-3 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 3,300 3,169
Mello Mortgage Capital Acceptance
Series 2021-INV1 Class A4
2.500% due 06/25/51 (~)(Ê)(Þ) 1,317 1,260
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 2,275 2,238
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,500 1,403
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 8,761 152
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 5,418 25
Preston Ridge Partners Mortgage LLC
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 472 459
Series 2021-3 Class A1
1.867% due 04/25/26 (~)(Ê)(Þ) 1,030 984
Radnor RE, Ltd.
Series 2020-1 Class M1A
1.118% due 02/25/30 (USD 1 Month
LIBOR + 0.950%)(Ê)(Þ) 567 563
RCKT Mortgage Trust
Series 2021-2 Class A5
2.500% due 06/25/51 (~)(Ê)(Þ) 2,621 2,478
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 80 80
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 2,397 2,308
UWM Mortgage Trust
Series 2021-1 Class A4
2.500% due 06/25/51 (~)(Ê)(Þ) 2,383 2,262
Washington Mutual Mortgage Pass-
Through Certificates Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2005-10 Class 3CB1
6.000% due 11/25/35 413 369
Wells Fargo Mortgage Backed Securities
Trust
Series 2020-3 Class A1
3.000% due 06/25/50 (~)(Ê)(Þ) 1,105 1,077
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.847% due 06/20/44 (~)(Ê)(Þ) 122 122
142,377
Municipal Bonds - 0.1%
American Municipal Power, Inc.
Revenue Bonds
8.084% due 02/15/50 70 116
Port Authority of New York & New
Jersey Revenue Bonds
4.926% due 10/01/51 110 132
Regents of the University of California
Medical Center Pooled Revenue
Bonds
3.006% due 05/15/50 230 201
State of California General Obligation
Unlimited
7.300% due 10/01/39 10 14
463
Non-US Bonds - 8.3%
Alba PLC
Series 2006-2 Class A3A
0.363% due 12/15/38 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 506 644
Series 2007-1 Class A3
0.342% due 03/17/39 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 1,237 1,561
Andorra Government International Bond
1.250% due 05/06/31 EUR 3,500 3,596
Banna RMBS DAC
Series 2019-1 Class B
1.809% due 12/30/63 (SONIA +
1.750%)(Ê) GBP 500 660
Banque Centrale de Tunisie Government
International Bond
Series REGS
6.750% due 10/31/23 EUR 2,024 1,609
6.375% due 07/15/26 EUR 1,163 799
Banque Ouest Africaine de
Developpement
Series REGS
2.750% due 01/22/33 EUR 456 465
Brazil Notas do Tesouro Nacional
Series NTNB
6.000% due 08/15/30 BRL 1,200 1,023
Buoni del Tesoro Poliennali Bonds
0.500% due 07/15/28 EUR 1,124 1,165
Carin CLO VIII BV
Series 2017-8X Class A
0.860% due 10/30/30 (3 Month
EURIBOR + 0.860%)(Ê) EUR 2,246 2,474
China Government International Bond
0.625% due 11/17/33 EUR 1,360 1,367
0.625% due 11/25/35 EUR 174 168
Contego CLO DAC

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-9A Class A
0.950% due 01/24/34 (3 Month
EURIBOR + 0.950%)(Ê)(Þ) EUR 1,700 1,854
European Union
Series NGEU
0.282% due 07/04/31 EUR 1,616 1,625
0.400% due 02/04/37 EUR 972 956
0.450% due 07/04/41 EUR 1,349 1,275
Eurosail PLC
Series 2006-4X Class A3C
0.946% due 12/10/44 (GBP 3 Month
LIBOR + 0.160%)(Ê) GBP 106 138
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê) GBP 539 691
Eurosail-UK PLC
Series 2007-6NCX Class A3A
0.795% due 09/13/45 (GBP 3 Month
LIBOR + 0.700%)(Ê) GBP 699 899
Indonesia Government International
Bond
Series FR87
6.500% due 02/15/31 IDR 7,466,000 511
Japan 2 Year Government International
Bond
Series 423
0.005% due 04/01/23 JPY 1,300,000 10,688
Japan 20 Year Government International
Bond
Series 68
2.200% due 03/20/24 JPY 907,950 7,786
Last Mile Logistics Group, Inc.
Series 2021-1A Class A
0.750% due 08/17/33 (3 Month
EURIBOR + 0.750%)(Ê)(Þ) EUR 1,434 1,566
Last Mile Securities
Series 2021-1A Class A1
0.900% due 08/17/31 (3 Month
EURIBOR + 0.900%)(Ê)(Þ) EUR 1,044 1,144
Madison Park Euro Funding IX DAC
Series 2021-9A Class AR
0.880% due 07/15/35 (3 Month
EURIBOR + 0.880%)(Ê)(Þ) EUR 1,123 1,219
Mexican Bonos de Desarrollo
Series M 30
8.500% due 11/18/38 MXN 13,850 707
Mexico Government International Bond
2.125% due 10/25/51 EUR 1,539 1,219
4.000% due 03/15/15 EUR 1,011 1,013
Newgate Funding PLC
Series 2006-1 Class A4
1.086% due 12/01/50 (GBP 3 Month
LIBOR + 0.190%)(Ê) GBP 602 782
Series 2006-3X Class A3B
3.732% due 12/01/50 (3 Month
EURIBOR + 0.170%)(Ê) EUR 2,447 2,602
Series 2007-1X Class A3
0.240% due 12/01/50 (GBP 3 Month
LIBOR + 0.160%)(Ê) GBP 362 457
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (GBP 3 Month
LIBOR + 0.240%)(Ê) GBP 2,551 3,254
Petroleos Mexicanos
Series 14-2
7.470% due 11/12/26 MXN 51,280 2,291
Series REGS
7.190% due 09/12/24 MXN 66,598 3,147
Republic of Albania Government
International Bond
Series REGS
3.500% due 11/23/31 EUR 960 922
Republic of South Africa Government
International Bond
Series 2037
8.500% due 01/31/37 ZAR 29,015 1,692
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (SONIA +
0.269%)(Ê) GBP 364 465
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA +
0.269%)(Ê) GBP 441 557
Series 2006-NS4X Class A3A
0.368% due 06/12/44 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 819 1,038
Rockfield Park CLO DAC
Series 2021-1A Class A1
0.900% due 07/16/34 (3 Month
EURIBOR + 0.900%)(Ê)(Þ) EUR 1,391 1,516
Romania Government International Bond
Series REGS
2.875% due 05/26/28 EUR 198 215
1.750% due 07/13/30 EUR 672 628
2.124% due 07/16/31 EUR 220 208
3.875% due 10/29/35 EUR 166 172
3.375% due 02/08/38 EUR 137 131
2.625% due 12/02/40 EUR 1,465 1,231
2.750% due 04/14/41 EUR 313 264
2.875% due 04/13/42 EUR 1,166 987
4.625% due 04/03/49 EUR 293 318
3.375% due 01/28/50 EUR 328 290
Taurus CMBS
Series 2021-UK4A Class A
1.105% due 08/17/31 (SONIA +
0.950%)(Ê)(Þ) GBP 2,084 2,697
Series 2021-UK4A Class B
1.655% due 08/17/31 (SONIA +
1.500%)(Ê)(Þ) GBP 487 628
Taurus UK Designated Activity Co.
Series 2021-UK1A Class A
1.541% due 05/17/31 (3 Month
SONIA Deposit Rate + 0.850%)(Ê)(Þ) GBP 496 649
Series 2021-UK1A Class B
1.991% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)(Þ) GBP 496 646
Towd Point Mortgage Funding
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê) GBP 885 1,163

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 51
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Warwick Finance Residential Mortgages
Number Three PLC
0.854% due 12/21/49 (SONIA  +
0.950%)(Ê)(Þ) GBP 876 1,150
78,922
United States Government Treasuries - 18.1%
United States Treasury Notes
1.750% due 05/15/23 4,040 4,035
0.125% due 05/31/23 1,020 999
2.750% due 05/31/23 80 81
1.375% due 06/30/23 5,420 5,381
0.125% due 07/15/23 3,460 3,377
1.250% due 07/31/23 2,700 2,672
1.625% due 10/31/23 4,360 4,323
2.125% due 11/30/23 3,870 3,865
0.750% due 12/31/23 910 886
0.125% due 01/15/24 18,549 17,848
0.875% due 01/31/24 870 848
0.250% due 05/15/24 3,750 3,584
1.250% due 08/31/24 3,615 3,513
2.000% due 02/15/25 3,895 3,840
0.375% due 04/30/25 2,421 2,267
2.125% due 05/15/25 3,485 3,443
0.250% due 06/30/25 2,391 2,221
2.000% due 08/15/25 4,068 3,996
0.250% due 09/30/25 1,886 1,742
3.000% due 10/31/25 2,925 2,971
2.250% due 11/15/25 3,660 3,623
1.625% due 02/15/26 3,338 3,227
2.250% due 03/31/26 2,855 2,825
1.625% due 05/15/26 3,050 2,943
1.500% due 08/15/26 6,980 6,689
1.250% due 12/31/26 200 189
1.875% due 02/28/27 100 97
2.375% due 05/15/27 3,125 3,112
0.500% due 05/31/27 6,160 5,575
0.375% due 07/31/27 1,822 1,634
0.750% due 01/31/28 3,272 2,968
2.750% due 02/15/28 4,612 4,683
2.875% due 05/15/28 909 930
2.875% due 08/15/28 3,410 3,494
3.125% due 11/15/28 3,397 3,537
2.375% due 05/15/29 2,630 2,622
1.750% due 11/15/29 3,692 3,532
0.625% due 08/15/30 6,577 5,713
0.875% due 11/15/30 6,182 5,474
1.125% due 05/15/40 2,905 2,289
1.125% due 08/15/40 2,972 2,330
1.375% due 11/15/40 2,804 2,292
2.375% due 02/15/42 10 10
2.750% due 11/15/42 1,365 1,386
2.875% due 05/15/43 1,490 1,542
3.625% due 02/15/44 1,949 2,267
3.125% due 08/15/44 1,425 1,540
2.875% due 08/15/45 1,365 1,423
3.000% due 05/15/47 1,424 1,537
2.750% due 11/15/47 2,010 2,086
3.000% due 02/15/48 1,784 1,944
3.125% due 05/15/48 1,828 2,041
3.375% due 11/15/48 1,984 2,323
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.875% due 05/15/49 2,170 2,334
2.375% due 11/15/49 2,552 2,496
1.250% due 05/15/50 4,930 3,677
2.000% due 08/15/51 2,520 2,274
1.875% due 11/15/51 1,070 939
2.250% due 02/15/52 2,000 1,918
173,407
Total Long-Term Investments
(cost
$839,466
) 793,296
Common Stocks - 0.0%
Technology - 0.0%
Sungard Availability Services Capital,
LP (Æ)(Š)
1,760
—
Total Common Stocks
(cost $44) —
Short-Term Investments - 14.6%
Aetna, Inc.
2.750% due 11/15/22 50 50
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22 740 737
Continental Airlines Pass-Through Trust
Series 071A Class A
5.983% due 04/19/22 (ç) 17 17
Federal Home Loan Bank Discount
Notes
0.129% due 04/04/22 (ç)(ž) 400 400
Ford Motor Credit Co. LLC
Series FXD
3.350% due 11/01/22 200 200
International Lease Finance Corp.
5.875% due 08/15/22 410 415
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 200 200
3.375% due 01/12/23 (Þ) 200 200
Pacific Gas and Electric Co.
1.750% due 06/16/22 380 380
Park Aerospace Holdings, Ltd.
5.250% due 08/15/22 (Þ) 4 4
Range Resources Corp.
5.875% due 07/01/22 12 12
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/22 23 23
U.S. Cash Management Fund(@) 126,117,382(∞) 126,079
United States Treasury Bills
Series WI
0.119% due 04/05/22 (ç)(ž) 3,334 3,334
0.128% due 04/19/22 (ç)(ž) 1,764 1,764
United States Treasury Notes
1.625% due 12/15/22 1,475 1,478
0.125% due 01/31/23 1,765 1,744

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.000% due 02/15/23 2,340 2,348
Western Midstream Operating, LP
1.844% due 01/13/23 (USD 3 Month
LIBOR + 1.850%)(Ê) 180 178
Total Short-Term Investments
(cost $139,631) 139,563
Total Investments - 97.6%
(identified cost $979,141) 932,859
Other Assets and Liabilities,
Net - 2.4%
22,777
Net Assets - 100.0%
955,636

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 53
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
26.2%
ABN AMRO Bank NV 02/04/22 861,000 106.42 916
880
Abu Dhabi Government International Bond 04/08/20 270,000 96.27 260
282
Abu Dhabi Government International Bond 04/12/21 200,000 96.17 192
182
Abu Dhabi National Energy Co. PJSC 04/15/21 200,000 109.51 219
207
Adani Ports & Special Economic Zone, Ltd. 09/10/21 515,000 103.81 535
507
African Export-Import Bank (The) 05/10/21 1,530,000 100.00 1,530
1,423
Air Liquide Finance SA 07/13/21 916,000 102.49 939
913
Alimentation Couche-Tard, Inc. 09/19/17 702,000 102.18 717
699
Ambac Assurance Corp. 02/09/17 881 168.77 1
1
American Airlines Group, Inc. 04/12/21 160,000 103.84 166
161
American Airlines Group, Inc. 04/12/21 40,000 106.53 43
40
American Transmission Systems, Inc. 11/29/21 190,000 99.73 189
176
Americo Life, Inc. 04/12/21 70,000 99.75 70
63
AmFam Holdings, Inc. 04/09/21 100,000 103.44 103
92
AmFam Holdings, Inc. 04/12/21 120,000 100.14 120
111
Anglo American Capital PLC 04/12/21 360,000 111.77 402
373
Anglo American Capital PLC 02/03/22 881,000 103.42 911
880
Arbor Realty CLO, Ltd. 05/26/21 1,029,000 100.00 1,029
1,017
Arbor Realty Collateralized Loan Obligation, Ltd. 01/26/22 3,050,000 100.00 3,049
3,034
Arbor Realty Commercial Real Estate, Ltd. 09/20/21 5,030,000 100.00 5,029
4,969
Ares LXI CLO, Ltd. 08/20/21 4,022,000 100.00 4,021
3,996
Australia & New Zealand Banking Group, Ltd. 01/06/22 871,000 105.70 921
888
Aviation Capital Group LLC 04/13/21 170,000 109.44 186
175
Aviation Capital Group LLC 10/06/21 898,000 103.01 925
902
Avolon Holdings Funding, Ltd. 04/12/21 150,000 100.71 151
144
Avolon Holdings Funding, Ltd. 04/12/21 20,000 103.61 21
20
Banco de Credito del Peru 03/03/22 946,000 94.58 895
877
Banco Inbursa SA Institucion de Banca Multiple 01/06/20 711,000 102.10 726
721
Banco Internacional del Peru SAA Interbank 09/09/21 928,000 101.83 945
916
Banco Mercantil del Norte SA 04/09/21 240,000 117.44 282
251
Banco Santander Chile 01/06/22 703,000 102.02 717
688
Bank of China, Ltd. 04/12/21 833,000 108.66 905
866
Baxter International, Inc. 02/04/22 936,000 98.60 923
906
Bayer US Finance II LLC 06/18/21 961,000 104.94 1,009
971
Bayer US Finance LLC 08/02/18 726,000 100.32 728
725
BBVA Banco Continental SA 12/22/21 897,000 105.27 944
914
BBVA Bancomer SA 10/07/21 862,000 106.49 918
878
BDS, Ltd. 05/14/21 1,558,000 100.00 1,558
1,523
Bellemeade Re, Ltd. 02/08/21 796,027 101.17 805
799
Bellemeade Re, Ltd. 04/13/21 1,780,000 100.65 1,792
1,761
Bellemeade Re, Ltd. 04/23/21 713,379 100.96 720
714
Bellemeade Re, Ltd. 06/11/21 2,607,000 100.00 2,607
2,581
Bellemeade Re, Ltd. 06/11/21 1,759,000 100.12 1,761
1,716
Bellemeade Re, Ltd. 09/23/21 2,380,000 100.00 2,380
2,346
Bellemeade Re, Ltd. 01/12/22 2,224,000 100.52 2,235
2,210
Bermuda Government International Bond 04/12/21 380,000 98.55 374
348
Berry Petroleum Corp. 04/13/21 350,000 98.55 345
346
Bharti Airtel, Ltd. 09/13/21 877,000 107.41 942
883
Blackstone Holdings Finance Co. LLC 01/03/22 220,000 99.71 219
190
BNP Paribas SA 08/07/18 200,000 99.63 199
203
BNP Paribas SA 06/02/20 680,000 101.71 692
647
BNP Paribas SA 06/10/20 722,000 108.69 785
738
BNP Paribas SA 04/09/21 400,000 91.35 365
330
BNP Paribas SA 06/23/21 210,000 100.00 210
192
BNP Paribas SA 09/08/21 270,000 100.00 270
240
BOC Aviation USA Corp. 05/06/21 200,000 100.14 200
192
BPCE SA 10/12/21 300,000 100.00 300
272
Broadcom, Inc. 04/12/21 290,000 99.89 290
252
BX Commercial Mortgage Trust 12/02/21 2,674,000 99.86 2,670
2,604
BX Commercial Mortgage Trust 12/17/21 1,201,050 99.98 1,201
1,188
Cabot Oil & Gas Corp. 04/11/17 260,000 102.19 266
262
Cabot Oil & Gas Corp. 02/13/19 150,000 105.95 159
153
CAMB Commercial Mortgage Trust 01/25/19 987,000 100.12 988
970
CAMB Commercial Mortgage Trust 10/22/21 3,322,000 102.95 3,420
3,058
Cameron LNG LLC 04/09/21 30,000 107.72 32
29
Carlyle Global Market Strategies CLO, Ltd. 09/07/21 2,298,000 100.00 2,298
2,279
CCO Holdings LLC / CCO Holdings Capital Corp. 04/14/20 10,000 101.68 10
9

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Cedar Funding, Ltd. 07/03/18 1,600,000 100.00 1,600
1,592
Cheniere Energy Partners, LP 09/13/21 210,000 100.00 210
191
CHS/Community Health Systems, Inc. 04/12/21 140,000 103.62 145
138
Citigroup Commercial Mortgage Trust 02/12/19 1,418,000 0.99 1,404
1,393
CLI Funding VI LLC 10/02/20 1,409,233 99.98 1,409
1,309
CLI Funding VIII LLC 01/19/22 4,606,627 99.95 4,603
4,342
Comcast Corp. 10/28/16 364,000 99.55 362
307
Comcast Corp. 04/02/20 30,000 103.08 31
25
Comcast Corp. 04/09/21 117,000 98.44 115
96
Comision Federal de Electricidad 04/12/21 200,000 97.02 194
175
Commonwealth Bank of Australia 04/09/21 200,000 105.20 210
187
Commonwealth Bank of Australia 04/12/21 200,000 98.08 196
178
Commonwealth Bank of Australia 06/17/21 886,000 117.75 1,043
881
Contego CLO DAC 07/02/21 EUR 1,700,000 118.64 2,017
1,854
Continental Resources, Inc. 11/09/21 80,000 100.00 80
75
Continental Resources, Inc. 11/09/21 120,000 99.92 120
107
Cooperatieve Rabobank UA 03/30/22 360,000 100.00 360
359
CORE Mortgage Trust 03/01/19 1,216,000 100.00 1,216
1,173
Coterra Energy, Inc. 12/04/19 330,000 107.41 354
344
Covey Park Energy LLC 04/13/21 150,000 103.24 155
152
Credicorp, Ltd. 04/12/21 922,000 101.12 932
888
Credit Agricole SA 06/11/20 734,000 106.43 781
742
Credit Agricole SA 03/03/22 928,000 97.21 902
876
Credit Suisse Group AG 07/07/20 699,000 109.79 767
698
Credit Suisse Group AG 04/14/21 200,000 107.41 215
203
Credit Suisse Group AG 04/14/21 360,000 108.48 391
355
Credit Suisse Group AG 05/10/21 480,000 100.00 480
433
Credit Suisse Group AG 03/07/22 200,000 98.00 196
202
Credit Suisse Group AG 03/21/22 200,000 92.38 185
185
Credit Suisse Mortgage Trust 05/28/19 1,282,000 100.00 1,282
1,258
DAE Funding LLC 06/15/21 220,000 99.57 219
208
Danone SA 04/22/19 718,000 100.05 718
717
Danske Bank A/S 03/11/19 200,000 101.35 203
206
Danske Bank A/S 09/17/19 200,000 101.23 202
202
Danske Bank A/S 09/07/21 200,000 100.00 200
182
Danske Bank A/S 03/03/22 935,000 96.17 899
876
Danske Bank A/S 03/28/22 200,000 100.00 200
200
Danske Bank A/S 03/28/22 1,100,000 100.45 1,105
1,109
DBGS Mortgage Trust 04/03/19 985,000 101.22 997
928
DCP Midstream Operating, LP 12/11/19 50,000 107.57 54
58
Delta Air Lines, Inc. 05/11/20 280,000 98.28 275
300
Delta Air Lines, Inc. 09/16/20 180,000 103.03 185
181
Delta Air Lines, Inc. 09/16/20 670,000 103.33 692
675
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 252,960 100.52 254
253
Deutsche Telekom International Finance BV 12/22/21 926,000 101.84 943
922
DISH DBS Corp. 11/10/21 150,000 100.00 150
142
DNB Bank ASA 03/24/22 700,000 100.00 700
699
Dryden 85 CLO, Ltd. 09/20/21 3,959,000 100.00 3,958
3,922
Eagle Re, Ltd. 01/27/20 511,000 100.00 511
507
Eagle Re, Ltd. 12/17/20 732,000 100.23 734
729
Eagle Re, Ltd. 04/09/21 1,268,000 100.00 1,268
1,265
Eagle Re, Ltd. 10/29/21 1,515,000 100.00 1,515
1,492
Elmwood CLO, Ltd. 03/08/22 2,723,000 99.40 2,707
2,720
ELP Commercial Mortgage Trust 11/01/21 926,000 99.62 922
906
Enel Finance International NV 01/05/18 706,000 100.84 712
697
Eni SpA 08/04/21 892,000 104.68 934
904
EnLink Midstream LLC 04/13/21 180,000 99.65 179
184
EQT Corp. 05/10/21 30,000 100.00 30
29
EQT Corp. 05/10/21 30,000 100.00 30
29
Fidelity & Guaranty Life Holdings, Inc. 04/16/21 50,000 111.56 56
52
First Quantum Minerals, Ltd. 04/12/21 200,000 103.13 206
203
First Quantum Minerals, Ltd. 04/13/21 280,000 108.07 303
293
Florida Gas Transmission Co. LLC 09/15/21 520,000 99.92 520
460
FNA VI LLC 01/22/21 576,080 99.99 576
550
Fresnillo PLC 04/09/21 260,000 98.43 256
229
Genting New York LLC 04/13/21 440,000 100.30 441
416
Glencore Funding LLC 10/12/16 40,000 100.54 40
41
Glencore Funding LLC 09/13/17 220,000 100.36 221
221

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 55
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Glencore Funding LLC 01/16/19 50,000 95.67 48
50
Glencore Funding LLC 03/05/19 550,000 101.83 560
557
Glencore Funding LLC 04/13/21 140,000 100.37 141
131
Glencore Funding LLC 09/15/21 70,000 99.78 70
63
Glencore Funding LLC 12/20/21 912,000 103.34 942
927
Goldentree Loan Management US CLO 7, Ltd. 04/01/21 1,147,000 100.00 1,147
1,134
GoodLeap Sustainable Home Improvements 10/21/21 1,054,512 99.99 1,054
966
GoodLeap Sustainable Home Solutions Trust 01/24/22 963,045 99.98 963
900
Grupo Bimbo SAB de CV 11/04/21 879,000 105.69 929
897
Hana Bank 01/04/22 874,000 106.70 933
893
HGI CRE CLO, Ltd. 05/06/21 2,190,000 100.03 2,191
2,167
HGI CRE CLO, Ltd. 09/17/21 2,486,000 100.00 2,486
2,451
Highlands Holdings Bond Issuer, Ltd. 04/12/21 302,143 105.60 319
303
Hilton Domestic Operating Co., Inc. 04/16/20 120,000 100.21 120
123
Hilton USA Trust 11/22/16 1,240,000 96.00 1,187
1,097
Hilton USA Trust 11/22/16 600 ,000 84 .00 506
567
HMH Trust 06/09/17 1,170,000 99.98 1,170
1,076
HOM RE, Ltd. 01/28/21 526,675 100.00 527
525
Hospitality Mortgage Trust 05/16/19 1,181,003 100.00 1,181
1,151
Huntington Bancshares, Inc. 06/18/21 1,012,000 100.35 1,016
881
ICICI Bank, Ltd. 09/06/18 782,000 100.96 790
788
ING Bank NV 04/16/21 935,000 107.33 1,003
970
Innogy Finance BV 12/02/20 621,000 144.49 897
770
Intercorp Financial Services, Inc. 03/03/22 938,000 96.19 902
882
Intesa Sanpaolo SpA 07/10/17 200,000 99.99 200
200
Intesa Sanpaolo SpA 01/05/18 200,000 99.96 200
200
Intesa Sanpaolo SpA 05/24/21 200,000 100.00 200
171
Intesa Sanpaolo SpA 05/24/21 210,000 100.08 210
186
JPMorgan Mortgage Trust 06/05/20 130,713 103.08 135
131
JPMorgan Mortgage Trust 03/30/21 169,471 102.12 173
168
JPMorgan Mortgage Trust 04/26/21 4,038,743 102.75 4,150
3,921
JPMorgan Mortgage Trust 05/24/21 4,070,490 102.84 4,186
3,914
JPMorgan Mortgage Trust 06/24/21 4,562,184 101.85 4,647
4,230
JPMorgan Mortgage Trust 06/24/21 3,601,288 102.57 3,694
3,471
JPMorgan Mortgage Trust 01/26/22 3,225,486 99.10 3,196
3,088
JPMorgan Mortgage Trust 02/24/22 3,300,000 96.02 3,169
3,169
JPMorgan Mortgage Trust 02/24/22 1,471 ,088 97.47 1,434
1,403
KazMunayGas National Co. JSC 04/17/18 200,000 100.00 200
192
KKR Group Finance Co. II LLC 02/20/15 10,000 109.16 11
11
KKR Group Finance Co. II LLC 12/01/21 30,000 99.68 30
25
Kookmin Bank 08/05/21 913,000 106.07 968
913
Kyndryl Holdings, Inc. 10/07/21 230,000 98.69 227
178
Kyndryl Holdings, Inc. 10/07/21 320,000 99.76 319
270
Last Mile Logistics Group, Inc. 07/07/21 EUR 1,433,570 117.93 1,691
1,566
Last Mile Securities 03/26/21 EUR 1,043,785 117.99 1,232
1,144
LCM XXIII, Ltd. 01/29/20 1,020,000 100.00 1,020
1,017
Lithia Motors, Inc. 06/04/21 120,000 103.03 124
113
Lithia Motors, Inc. 06/07/21 110,000 104.99 115
109
Lukoil International Finance BV 10/19/21 350,000 100.00 350
186
Madison Park Euro Funding IX DAC 06/09/21 EUR 1,123,000 121.77 1,367
1,219
Madison Park Funding XLVIII, Ltd. 01/15/21 1,158,000 100.00 1,158
1,149
Madison Park Funding XXI, Ltd. 12/01/21 1,922,000 100.00 1,922
1,910
Magallanes, Inc. 03/09/22 140,000 100.00 140
141
Magallanes, Inc. 03/09/22 760,000 100.00 760
775
Magallanes, Inc. 03/09/22 900,000 100.00 900
921
Mars, Inc. 04/09/21 240,000 93.60 225
201
Massachusetts Mutual Life Insurance Co. 04/09/21 70,000 100.36 70
63
MEG Energy Corp. 04/12/21 140,000 104.80 147
147
MEG Energy Corp. 04/29/21 31,000 102.70 32
32
Meituan 03/03/22 976,000 91.79 896
867
Melco Resorts Finance, Ltd. 04/12/21 240,000 105.19 252
203
Mello Mortgage Capital Acceptance 06/14/21 1,316,957 102.61 1,351
1,260
MHC Commercial Mortgage Trust 04/06/21 2,275,000 99.77 2,270
2,238
Midwest Connector Capital Co. LLC 03/03/22 863,000 103.34 892
872
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 300,000 104.33 313
313
Mondelez International, Inc. 08/09/21 690,000 103.53 714
679
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,418,000 0.47 25
25
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 8,761,000 1.74 152
152

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,500,000 97.49 1,462
1,403
Motiva Enterprises LLC 03/03/22 788,000 115.31 909
874
Nestle Holdings, Inc. 01/03/20 698,000 101.97 712
707
Neuberger Berman CLO XV, Ltd. 08/31/21 2,766,000 100.00 2,765
2,751
Neuberger Berman Loan Advisers CLO 24, Ltd. 08/24/21 589,000 100.14 590
587
New York Life Insurance Co. 04/09/21 150,000 107.81 162
145
New York Life Insurance Co. 04/09/21 50,000 120.88 60
52
NGPL PipeCo LLC 09/26/19 553,000 127.40 704
694
Nippon Life Insurance Co. 04/09/21 250,000 96.20 241
224
Nissan Motor Acceptance Corp. 09/10/20 280,000 100.00 280
274
Nissan Motor Acceptance Corp. 04/14/21 1,340,000 102.24 1,367
1,337
Nordea Bank Abp 04/16/21 913,000 110.76 1,011
931
Northwestern Mutual Life Insurance Co. (The) 04/09/21 480,000 101.70 488
435
Northwestern Mutual Life Insurance Co. (The) 04/09/21 80,000 104.01 83
72
NRG Energy, Inc. 04/12/21 390,000 99.95 390
360
NTT Finance Corp. 04/12/21 200,000 99.64 199
181
NTT Finance Corp. 01/05/22 950,000 98.94 940
911
NYACK Park CLO, Ltd. 09/02/21 5,290,000 100.00 5,289
5,255
Oaktown Re III, Ltd. 01/26/21 1,355,000 100.44 1,361
1,348
Oaktown Re VI, Ltd. 04/14/21 1,465,000 100.00 1,465
1,458
Oaktown Re VII, Ltd. 10/15/21 821,000 100.00 821
811
Oaktown Re, Ltd. 09/28/21 1,475,000 101.89 1,503
1,424
OCP CLO, Ltd. 10/28/21 3,087,000 100.00 3,086
3,046
OCP SA 06/10/21 200,000 99.41 199
181
Oversea-Chinese Banking Corp., Ltd. 01/04/22 646,000 105.77 683
659
Panasonic Corp. 09/13/21 912,000 104.12 950
901
Paraguay Government International Bond 04/09/21 200,000 113.90 228
203
Park Aerospace Holdings, Ltd. 03/06/19 4,000 100.26 4
4
Parsley Energy LLC / Parsley Finance Corp. 09/25/20 10,000 93.59 9
10
Petroleos del Peru SA 04/09/21 200,000 106.09 212
168
Preston Ridge Partners Mortgage LLC 12/01/20 472,080 100.00 472
459
Preston Ridge Partners Mortgage LLC 04/28/21 1,030,001 100.00 1,030
984
Prodigy Finance Designated Activity Co. 07/12/21 895,963 100.05 896
894
Prosus NV 02/03/21 909,000 100.69 915
686
Provincia de Buenos Aires 08/27/21 151,811 48.05 73
65
Provincia de Cordoba 04/12/21 230,000 63.82 147
151
Provincia de Cordoba 04/12/21 200,000 69.50 139
156
Qatar Government International Bond 04/07/20 360,000 100.00 360
405
Qatar Petroleum 06/30/21 670,000 99.01 663
616
Radnor RE, Ltd. 01/21/20 567,000 100.00 567
563
Radnor RE, Ltd. 06/15/21 1,027,917 100.52 1,033
1,027
Radnor RE, Ltd. 11/05/21 1,014,000 100.00 1,014
1,006
Radnor RE, Ltd. 01/13/22 2,072,000 100.15 2,075
2,034
RCKT Mortgage Trust 06/22/21 2,621,130 102.04 2,675
2,478
Reliance Industries, Ltd. 01/05/22 480,000 99.76 479
440
Reliance Industries, Ltd. 01/06/22 863,000 106.46 919
874
Resorts World Las Vegas LLC / RWLV Capital, Inc. 07/07/20 809,000 98.74 799
732
Riserva CLO, Ltd. 03/01/21 940,000 100.00 940
929
Roche Holdings, Inc. 08/06/21 422,000 99.96 422
406
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 09/21/21 160,000 100.00 160
147
Rockfield Park CLO DAC 06/30/21 EUR 1,391,000 118.58 1,649
1,516
SABIC Capital II BV 07/07/20 737,000 103.32 762
750
Sands China, Ltd. 09/09/21 200,000 99.76 200
170
Sands China, Ltd. 09/09/21 200,000 99.80 200
174
Sands China, Ltd. 11/23/21 200,000 100.00 200
198
Santander UK Group Holdings PLC 03/05/19 701,000 101.55 712
712
Santander UK Group Holdings PLC 05/14/19 909,000 105.16 956
930
Schlumberger Holdings Corp. 12/10/15 40,000 99.97 40
41
Sequoia Mortgage Trust 10/21/16 80,238 102.78 82
80
Sequoia Mortgage Trust 05/06/21 2,396,943 102.72 2,462
2,308
Shackleton CLO, Ltd. 04/04/18 930,000 100.00 930
921
Siemens Financieringsmaatschappij NV 01/04/21 891,000 102.44 913
884
SK Hynix, Inc. 10/07/21 952,000 99.74 950
914
Sky, Ltd. 06/18/21 941,000 107.10 1,008
957
Sociedad Quimica y Minera de Chile SA 09/13/21 470,000 99.19 466
405
Societe Generale SA 12/11/19 700,000 103.54 725
713
SpringCastle America Funding LLC 09/16/20 3,425,507 100.38 3,439
3,299
Standard Chartered PLC 04/12/21 754,000 125.21 944
825

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 57
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
State Bank of India 10/05/21 883,000 105.63 933
896
SURA Asset Management SA 07/08/21 877,000 106.03 930
891
Suzano Austria GmbH 04/09/21 200,000 129.55 259
224
Swedbank AB 03/29/22 290,000 100.00 290
291
SYNNEX Corp. 07/29/21 510,000 99.94 510
485
TAL Advantage VII LLC 09/09/20 1,903,208 100.03 1,904
1,783
Taurus CMBS 07/28/21 GBP 2,084,264 139.09 2,899
2,697
Taurus CMBS 07/28/21 GBP 486,523 139.09 677
628
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
649
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
646
Teachers Insurance & Annuity Association of America 06/14/16 140,000 111.63 156
154
Tencent Holdings, Ltd. 04/12/21 891,000 104.60 932
886
Tennessee Gas Pipeline Co. LLC 02/19/20 460,000 100.84 464
432
Tesco PLC 09/03/20 623,000 128.92 803
739
Textainer Marine Containers, Ltd. 08/03/21 2,705,560 99.98 2,705
2,453
T-Mobile USA, Inc. 12/01/21 460,000 99.70 459
418
Towd Point Mortgage Trust 08/17/20 2,155,481 101.77 2,194
2,088
UBS Group AG 01/28/19 460,000 100.22 461
480
UBS Group AG 04/09/21 200,000 124.37 249
221
UBS Group AG 01/04/22 200,000 100.00 200
178
United Airlines, Inc. 04/14/21 30,000 101.35 30
29
United Airlines, Inc. 03/30/22 330,000 98.58 325
325
UWM Mortgage Trust 05/27/21 2,383,060 102.22 2,436
2,262
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 875,802 138.65 1,214
1,150
WEA Finance LLC / Westfield UK & Europe Finance PLC 04/09/21 200,000 103.48 207
188
WEA Finance LLC / Westfield UK & Europe Finance PLC 05/06/21 200,000 104.77 210
200
Wells Fargo Mortgage Backed Securities Trust 04/23/21 1,104,985 102.43 1,132
1,077
WinWater Mortgage Loan Trust 03/29/17 122,112 102.24 125
122
Woori Bank 04/22/20 734,000 103.36 759
754
Wynn Macau, Ltd. 12/15/20 310,000 103.31 320
269
Wynn Macau, Ltd. 03/23/22 200,000 90.79 182
182
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 04/12/21 210,000 106.61 224 218
250,090
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 411 AUD 41,100 06/22
(1,563)
Canadian 10 Year Government Bond Futures 315 CAD 31,500 06/22
(1,456)
United States 2 Year Treasury Note Futures 377 USD 75,400 06/22
(976)
United States 5 Year Treasury Note Futures 1,174 USD 117,400 06/22
(3,361)
United States 10 Year Treasury Note Futures 919 USD 91,900 06/22
(2,785)
United States 10 Year Ultra Treasury Note Futures 480 USD 48,000 06/22
(2,190)
United States Treasury Long Bond Futures 4 USD 400 06/22
(18)
United States Treasury Ultra Bond Futures 320 USD 32,000 06/22 (2,184)
Short Positions
Canadian 10 Year Government Bond Futures 66 CAD 6,600 06/22
273
Euro-Bobl Futures 30 EUR 3,000 06/22
(19)
Euro-Btp Futures 50 EUR 5,000 06/22
212
Euro-Bund Futures 292 EUR 29,200 06/22
1,085
Japanese 10 Year Government Bond Futures 14 JPY 1,400,000 06/22
105
Long Gilt Futures 113 GBP 11,300 06/22
171
United States 2 Year Treasury Note Futures 422 USD 84,400 06/22
1,092
United States 5 Year Treasury Note Futures 19 USD 1,900 06/22
47

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 Strategic Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
United States 10 Year Treasury Note Futures 85 USD 8,500 06/22
360
United States 10 Year Ultra Treasury Note Futures 15 USD 1,500 06/22
16
United States Treasury Long Bond Futures 79 USD 7,900 06/22
414
United States Treasury Ultra Bond Futures 5 USD 500 06/22 49
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (10,728)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,179 AUD 1,564 06/09/22 (7)
Bank of America USD 3,958 JPY 456,880 06/15/22 (198)
Bank of America USD 446 NOK 3,822 06/09/22 (12)
Bank of America USD 3,509 NOK 31,200 06/15/22 33
Bank of America AUD 22,638 USD 16,595 06/09/22 (362)
Bank of America NOK 72,706 USD 8,145 06/09/22 (109)
Bank of America SEK 33,800 USD 3,495 06/15/22 (106)
Citigroup USD 320 AUD 443 04/26/22 12
Citigroup USD 476 AUD 665 04/26/22 22
Citigroup USD 560 AUD 765 04/26/22 13
Citigroup USD 710 AUD 984 04/26/22 26
Citigroup USD 794 AUD 1,100 04/26/22 29
Citigroup USD 890 AUD 1,225 04/26/22 27
Citigroup USD 1,080 AUD 1,497 04/26/22 41
Citigroup USD 1,220 AUD 1,692 04/26/22 46
Citigroup USD 122 BRL 710 04/19/22 27
Citigroup USD 1,168 CLP 979,791 04/26/22 72
Citigroup USD 145 COP 591,700 04/26/22 12
Citigroup USD 540 COP 2,124,900 04/26/22 22
Citigroup USD 1,364 EUR 1,205 04/19/22 (30)
Citigroup USD 188 EUR 165 04/26/22 (6)
Citigroup USD 314 EUR 288 04/26/22 4
Citigroup USD 349 EUR 312 04/26/22 (4)
Citigroup USD 365 EUR 329 04/26/22 (1)
Citigroup USD 403 EUR 352 04/26/22 (13)
Citigroup USD 539 EUR 473 04/26/22 (16)
Citigroup USD 637 EUR 582 04/26/22 8
Citigroup USD 768 EUR 672 04/26/22 (24)
Citigroup USD 809 EUR 709 04/26/22 (24)
Citigroup USD 1,225 EUR 1,072 04/26/22 (38)
Citigroup USD 342 GBP 257 04/26/22 (5)
Citigroup USD 26,831 GBP 20,150 06/09/22 (369)
Citigroup USD 21 ILS 67 04/26/22 —
Citigroup USD 192 ILS 615 04/26/22 —
Citigroup USD 207 ILS 661 04/26/22 —
Citigroup USD 263 ILS 841 04/26/22 —
Citigroup USD 517 ILS 1,654 04/26/22 2
Citigroup USD 590 INR 45,377 04/26/22 6
Citigroup USD 2,763 JPY 336,000 04/26/22 (2)
Citigroup USD 4,085 JPY 471,443 06/09/22 (206)
Citigroup USD 20 KRW 25,095 04/26/22 —
Citigroup USD 1,156 KRW 1,375,145 04/26/22 (25)
Citigroup USD 307 MXN 6,438 04/19/22 16
Citigroup USD 191 MXN 4,029 04/26/22 11
Citigroup USD 1,790 NZD 2,597 04/26/22 10
Citigroup USD 8,191 NZD 12,097 06/09/22 184

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 59
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 14 PHP 728 04/26/22 —
Citigroup USD 107 PHP 5,633 04/26/22 1
Citigroup USD 107 PHP 5,641 04/26/22 1
Citigroup USD 107 PHP 5,637 04/26/22 1
Citigroup USD 161 PHP 8,438 04/26/22 2
Citigroup USD 161 PHP 8,452 04/26/22 2
Citigroup USD 161 PHP 8,433 04/26/22 1
Citigroup USD 161 PHP 8,412 04/26/22 1
Citigroup USD 269 PHP 14,095 04/26/22 3
Citigroup USD 464 PHP 24,281 04/26/22 4
Citigroup USD 147 RUB 11,934 04/26/22 (6)
Citigroup USD 211 RUB 17,282 04/26/22 (7)
Citigroup USD 211 RUB 17,271 04/26/22 (7)
Citigroup USD 99 ZAR 1,512 04/26/22 5
Citigroup USD 125 ZAR 1,930 04/26/22 7
Citigroup USD 283 ZAR 4,341 04/26/22 13
Citigroup USD 307 ZAR 4,697 04/26/22 14
Citigroup USD 508 ZAR 7,793 04/26/22 24
Citigroup USD 638 ZAR 9,768 04/26/22 29
Citigroup AUD 1,619 USD 1,178 04/26/22 (34)
Citigroup AUD 1,778 USD 1,330 04/26/22 (1)
Citigroup AUD 2,386 USD 1,790 04/26/22 4
Citigroup AUD 2,435 USD 1,800 04/26/22 (23)
Citigroup BRL 4,795 USD 863 05/03/22 (136)
Citigroup CLP 3,993 USD 5 04/26/22 —
Citigroup CLP 29,688 USD 37 04/26/22 (1)
Citigroup CLP 41,222 USD 51 04/26/22 (1)
Citigroup CLP 59,228 USD 73 04/26/22 (2)
Citigroup CLP 59,275 USD 73 04/26/22 (2)
Citigroup CLP 59,367 USD 73 04/26/22 (2)
Citigroup CLP 88,710 USD 110 04/26/22 (3)
Citigroup CLP 148,389 USD 183 04/26/22 (5)
Citigroup CLP 172,842 USD 208 04/26/22 (11)
Citigroup CLP 317,076 USD 382 04/26/22 (19)
Citigroup COP 591,700 USD 147 04/26/22 (9)
Citigroup COP 620,495 USD 157 04/26/22 (7)
Citigroup COP 657,098 USD 166 04/26/22 (8)
Citigroup COP 1,095,440 USD 277 04/26/22 (13)
Citigroup CZK 809 EUR 32 04/26/22 (2)
Citigroup CZK 1,053 EUR 42 04/26/22 (2)
Citigroup CZK 1,334 EUR 51 04/26/22 (7)
Citigroup CZK 1,620 EUR 64 04/26/22 (4)
Citigroup CZK 3,059 EUR 124 04/26/22 (2)
Citigroup CZK 3,062 EUR 124 04/26/22 (2)
Citigroup CZK 3,872 EUR 157 04/26/22 (3)
Citigroup CZK 3,874 EUR 157 04/26/22 (3)
Citigroup CZK 4,435 EUR 180 04/26/22 (3)
Citigroup CZK 7,746 EUR 314 04/26/22 (6)
Citigroup CZK 9,729 EUR 386 04/26/22 (24)
Citigroup CZK 2,403 USD 109 04/26/22 1
Citigroup EUR 64 CZK 1,649 04/26/22 6
Citigroup EUR 78 CZK 2,026 04/26/22 10
Citigroup EUR 79 CZK 2,035 04/26/22 9
Citigroup EUR 81 CZK 2,067 04/26/22 8
Citigroup EUR 117 CZK 3,043 04/26/22 15

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup EUR 117 CZK 3,047 04/26/22 16
Citigroup EUR 135 CZK 3,475 04/26/22 15
Citigroup EUR 239 CZK 6,103 04/26/22 23
Citigroup EUR 261 CZK 6,674 04/26/22 25
Citigroup EUR 403 CZK 10,474 04/26/22 54
Citigroup EUR 35 GBP 29 04/26/22 —
Citigroup EUR 2 NOK 19 04/26/22 —
Citigroup EUR 133 NOK 1,328 04/26/22 7
Citigroup EUR 97 PLN 451 04/26/22 (1)
Citigroup EUR 113 PLN 523 04/26/22 (2)
Citigroup EUR 162 PLN 752 04/26/22 (2)
Citigroup EUR 162 PLN 752 04/26/22 (2)
Citigroup EUR 198 PLN 905 04/26/22 (9)
Citigroup EUR 322 PLN 1,469 04/26/22 (14)
Citigroup EUR 775 SEK 8,092 04/26/22 6
Citigroup EUR 43 USD 49 04/26/22 1
Citigroup EUR 43 USD 49 04/26/22 1
Citigroup EUR 50 USD 57 04/26/22 1
Citigroup EUR 88 USD 98 04/26/22 —
Citigroup EUR 135 USD 148 04/26/22 (1)
Citigroup EUR 157 USD 175 04/26/22 2
Citigroup EUR 175 USD 192 04/26/22 (1)
Citigroup EUR 200 USD 222 04/26/22 1
Citigroup EUR 250 USD 279 04/26/22 2
Citigroup EUR 269 USD 296 04/26/22 (1)
Citigroup EUR 275 USD 316 04/26/22 12
Citigroup EUR 275 USD 305 04/26/22 1
Citigroup EUR 375 USD 421 04/26/22 6
Citigroup EUR 922 USD 1,010 04/26/22 (10)
Citigroup EUR 971 USD 1,070 04/26/22 (5)
Citigroup EUR 990 USD 1,109 04/26/22 13
Citigroup EUR 1,514 USD 1,682 04/26/22 6
Citigroup EUR 2,891 USD 3,320 04/26/22 120
Citigroup EUR 20,734 USD 23,719 04/26/22 767
Citigroup GBP 29 EUR 35 04/26/22 1
Citigroup GBP 135 USD 183 04/26/22 6
Citigroup GBP 145 USD 190 04/26/22 (1)
Citigroup GBP 185 USD 254 04/26/22 11
Citigroup GBP 227 USD 310 04/26/22 11
Citigroup GBP 244 USD 321 04/26/22 —
Citigroup GBP 5,096 USD 6,711 06/09/22 19
Citigroup HUF 202,543 EUR 540 04/26/22 (21)
Citigroup IDR 2,169,764 USD 149 04/19/22 (2)
Citigroup INR 47,820 USD 630 04/26/22 2
Citigroup INR 133,581 USD 1,783 04/26/22 29
Citigroup JPY 2,590,656 USD 22,795 04/26/22 1,507
Citigroup JPY 471,443 USD 3,870 06/09/22 (9)
Citigroup KRW 1,400,240 USD 1,150 04/26/22 (2)
Citigroup MXN 56,772 USD 2,747 04/26/22 (97)
Citigroup MXN 56,772 USD 2,747 04/26/22 (96)
Citigroup NOK 1,348 EUR 135 04/26/22 (7)
Citigroup NZD 1,050 USD 710 04/26/22 (17)
Citigroup NZD 1,596 USD 1,080 04/26/22 (26)
Citigroup NZD 672 USD 470 06/09/22 4
Citigroup PHP 89,750 USD 1,727 04/26/22 (5)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 61
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup PLN 44 EUR 9 04/26/22 —
Citigroup PLN 707 EUR 154 04/26/22 6
Citigroup PLN 707 EUR 154 04/26/22 6
Citigroup PLN 774 EUR 169 04/26/22 7
Citigroup PLN 774 EUR 169 04/26/22 6
Citigroup PLN 774 EUR 169 04/26/22 6
Citigroup PLN 1,073 EUR 234 04/26/22 9
Citigroup RON 1,235 EUR 246 06/07/22 (4)
Citigroup RON 1,287 EUR 256 06/07/22 (4)
Citigroup RON 1,288 EUR 256 06/07/22 (5)
Citigroup RON 773 EUR 153 06/08/22 (3)
Citigroup RUB 202 USD 2 04/26/22 (1)
Citigroup RUB 8,772 USD 114 04/26/22 10
Citigroup RUB 12,272 USD 159 04/26/22 14
Citigroup RUB 12,471 USD 162 04/26/22 14
Citigroup RUB 12,771 USD 166 04/26/22 14
Citigroup SEK 8,558 EUR 805 04/26/22 (39)
Citigroup SEK 1,383 USD 148 04/26/22 1
Citigroup SEK 1,590 USD 164 04/26/22 (5)
Citigroup ZAR 2,202 USD 147 04/26/22 (3)
Citigroup ZAR 3,049 USD 203 04/26/22 (5)
Citigroup ZAR 9,167 USD 610 04/26/22 (16)
Citigroup ZAR 41,251 USD 2,648 04/26/22 (167)
Goldman Sachs USD 213 RUB 16,415 04/19/22 (16)
HSBC USD 3,961 JPY 456,880 06/15/22 (201)
HSBC USD 3,505 NOK 31,200 06/15/22 37
HSBC USD 17,474 SEK 169,000 06/15/22 532
HSBC NOK 156,000 USD 17,432 06/15/22 (279)
HSBC SEK 33,800 USD 3,489 06/15/22 (112)
JPMorgan Chase USD 104 AUD 145 04/19/22 5
JPMorgan Chase USD 88 EUR 79 04/20/22 —
JPMorgan Chase USD 1,428 EUR 1,280 04/20/22 (11)
JPMorgan Chase USD 41 GBP 31 04/20/22 —
JPMorgan Chase USD 264 GBP 200 04/20/22 (1)
JPMorgan Chase USD 3,954 JPY 456,880 06/15/22 (195)
JPMorgan Chase USD 3,499 NOK 31,200 06/15/22 44
JPMorgan Chase SEK 33,800 USD 3,479 06/15/22 (123)
Morgan Stanley USD 77 BRL 445 04/19/22 16
Morgan Stanley EUR 12,575 USD 13,957 04/20/22 39
Morgan Stanley GBP 14,128 USD 18,538 04/20/22 (19)
Morgan Stanley RUB 16,415 USD 212 04/19/22 16
Royal Bank of Canada USD 3,953 JPY 456,880 06/15/22 (193)
Royal Bank of Canada USD 3,497 NOK 31,200 06/15/22 45
Royal Bank of Canada SEK 33,800 USD 3,496 06/15/22 (106)
Standard Chartered USD 3,956 JPY 456,880 06/15/22 (195)
Standard Chartered USD 3,502 NOK 31,200 06/15/22 40
Standard Chartered SEK 33,800 USD 3,490 06/15/22 (111)
State Street USD 4,020 EUR 3,591 06/09/22 (37)
State Street USD 176 SEK 1,624 06/09/22 (3)
State Street SEK 76,703 USD 7,889 06/09/22 (282)
UBS USD 489 CHF 450 06/09/22 (1)
UBS CHF 22,557 USD 24,593 06/09/22 117
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 57

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
62 Strategic Bond Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Credit Suisse EUR 2,500 0.476%
(4)
6 Month EURIBOR
(3)
10/27/23
— — —
Credit Suisse EUR 2,475 6 Month EURIBOR
(3)
-0.147%
(4)
04/26/24
— 40 40
Credit Suisse EUR 5,250 6 Month EURIBOR
(3)
0.283%
(4)
04/26/24
— — —
Credit Suisse EUR 5,250 0.283%
(4)
6 Month LIBOR
(3)
04/26/24
— (35) (35)
Credit Suisse EUR 5,250 6 Month LIBOR
(3)
0.295%
(4)
04/26/24
— — —
Credit Suisse EUR 5,250 0.295%
(4)
6 Month LIBOR
(3)
04/26/24
— (34) (34)
Credit Suisse EUR 7,700 6 Month EURIBOR
(3)
0.249%
(4)
04/26/24
— — —
Credit Suisse EUR 7,700 0.249%
(4)
6 Month EURIBOR
(3)
04/26/24
— (57) (57)
Credit Suisse AUD 8,200 3 Month BBSW
(3)
2.389%
(3)
04/26/24
— (10) (10)
Credit Suisse NZD 8,900 3.378%
(3)
3 Month
NZD-BBR-Telerate
(2)
04/26/24
— 2 2
Credit Suisse EUR 12,100 0.147%
(4)
6 Month EURIBOR
(3)
04/26/24
— — —
Credit Suisse ZAR 110,000 3 Month JIBAR
(2)
6.085%
(2)
04/26/24
— 6 6
Credit Suisse KRW 3,380,000 2.183%
(2)
3 Month KSDA
(2)
04/26/24
— (24) (24)
Credit Suisse KRW 5,020,000 2.305%
(2)
3 Month KSDA
(2)
04/26/24
— (25) (25)
Credit Suisse EUR 900 0.336%
(4)
6 Month EURIBOR
(3)
10/27/26
— — —
Credit Suisse EUR 20,200 6 Month EURIBOR
(3)
0.273%
(4)
10/27/26
— — —
Credit Suisse EUR 5,200 6 Month EURIBOR
(3)
0.080%
(4)
01/25/27
— — —
Credit Suisse EUR 9,200 6 Month EURIBOR
(3)
0.078%
(4)
01/25/27
— — —
Credit Suisse INR 200,000 6 Month NSERO
(3)
5.897%
(3)
04/26/27
— 14 14
Credit Suisse EUR 1,000 0.040%
(4)
6 Month EURIBOR
(3)
10/27/31
— — —
Credit Suisse EUR 6,814 0.035%
(4)
6 Month EURIBOR
(3)
10/27/31
— — —
Credit Suisse USD 2,700 12 Month SOFR
(2)
1.828%
(3)
04/26/32
— 73 73
Credit Suisse EUR 4,120 3 Month EURIBOR
(3)
0.397%
(4)
04/26/32
— 352 352
Credit Suisse GBP 4,200 12 Month SONIA
(3)
1.654%
(3)
04/26/32
— 3 3
Credit Suisse CAD 4,400 2.891%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
04/26/32
— (2) (2)
Credit Suisse EUR 5,200 0.850%
(4)
6 Month EURIBOR
(3)
04/26/32
— (195) (195)
Credit Suisse EUR 5,200 6 Month EURIBOR
(3)
0.850%
(4)
04/26/32
— — —
Credit Suisse EUR 5,600 0.752%
(4)
6 Month EURIBOR
(3)
04/26/32
— (268) (268)
Credit Suisse GBP 7,900 12 Month SONIA
(3)
1.493%
(3)
04/26/32
— 158 158
Credit Suisse CAD 8,000 2.277%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
04/26/32
— (353) (353)
Credit Suisse EUR 16,400 6 Month EURIBOR
(3)
0.870%
(4)
04/26/32
— — —
Credit Suisse EUR 16,400 0.870%
(4)
6 Month EURIBOR
(3)
04/26/32
— (581) (581)
Credit Suisse JPY 1,080,000 12 Month TONAR
(3)
0.298%
(3)
04/26/32
— (29) (29)
Credit Suisse EUR 2,320 6 Month EURIBOR
(3)
0.515%
(4)
04/26/52 — 327 327
Total Open Interest Rate Swap Contracts (å) — (638) (638)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 63
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 24,719 $ —
$ —
$ 24,719
Corporate Bonds and Notes — 180,938 —
—
180,938
International Debt — 190,316 —
—
190,316
Loan Agreements — 2,154 —
—
2,154
Mortgage-Backed Securities — 142,377 —
—
142,377
Municipal Bonds — 463 —
—
463
Non-US Bonds — 78,922 —
—
78,922
United States Government Treasuries — 173,407 —
—
173,407
Common Stocks — — —
—
—
Short-Term Investments — 13,484 — 126,079 139,563
Total Investments
— 806,780 — 126,079 932,859
Other Financial Instruments
Assets
Futures Contracts 3,824 — — — 3,824
Foreign Currency Exchange Contracts — 4,437 — — 4,437
Interest Rate Swap Contracts — 975 — — 975
Liabilities
Futures Contracts (14,552) — — — (14,552)
Foreign Currency Exchange Contracts — (4,380) — — (4,380)
Interest Rate Swap Contracts — (1,613) — — (1,613)
Total Other Financial Instruments
*
$ (10,728) $ (581) $ — $ — $ (11,309)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2022, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended March 31,
2022, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Albania ...................................................................................
922
Andorra ...................................................................................
3,596
Argentina ................................................................................
847
Australia .................................................................................
5,507
Belgium ..................................................................................
4,284

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
64 Strategic Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Bermuda .................................................................................
26,407
Brazil ......................................................................................
2,629
Canada ....................................................................................
13,940
Cayman Islands .......................................................................
42,238
Chile .......................................................................................
2,359
China ......................................................................................
8,581
Colombia .................................................................................
2,136
Czech Republic .......................................................................
899
Denmark .................................................................................
2,776
Egypt ......................................................................................
1,701
Finland ...................................................................................
931
France .....................................................................................
8,637
Germany .................................................................................
6,211
Hong Kong ..............................................................................
203
India .......................................................................................
4,389
Indonesia ................................................................................
511
Ireland ....................................................................................
15,720
Israel .......................................................................................
492
Italy ........................................................................................
4,357
Japan ......................................................................................
25,021
Kazakhstan .............................................................................
192
Macao .....................................................................................
1,766
Malaysia ..................................................................................
732
Mexico ....................................................................................
12,315
Morocco ..................................................................................
181
Netherlands ............................................................................
7,084
Nigeria ....................................................................................
800
Norway ....................................................................................
1,600
Panama ...................................................................................
559
Paraguay .................................................................................
203
Peru ........................................................................................
4,849
Qatar .......................................................................................
1,021
Romania ..................................................................................
4,444
Saudi Arabia ...........................................................................
750
Singapore ................................................................................
851
South Africa ............................................................................
2,945
South Korea ............................................................................
3,474
Spain .......................................................................................
2,410
Sweden ....................................................................................
291
Switzerland .............................................................................
4,293
Togo ........................................................................................
465
Tunisia ....................................................................................
2,408
United Arab Emirates .............................................................
879
United Kingdom ......................................................................
29,363
United States ...........................................................................
663,194
Zambia ....................................................................................
496
Total Investments .................................................................... 932,859

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 65
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 97.9%
Australia - 3.9%
BGP Holdings PLC(Æ)(Š) 926,311 —
Charter Hall Group - ADR(ö) 649,779 7,889
Dexus Property Group(ö) 975,468 7,939
Goodman Group(ö) 166,865 2,834
GPT Group (The)(ö) 1,442,512 5,549
Mirvac Group(ö) 4,694,419 8,690
Scentre Group(ö) 3,112,653 7,049
Shopping Centres Australasia Property
Group(ö) 1,205,183 2,613
42,563
Belgium - 1.1%
Aedifica SA(ö) 37,860 4,758
VGP NV 16,171 4,150
Warehouses De Pauw CVA(ö) 78,315 3,375
12,283
Canada - 2.7%
Allied Properties Real Estate Investment
Trust(ö) 179,125 6,682
Canadian Apartment Properties(ö) 115,723 4,966
Granite Real Estate Investment Trust(ö) 76,496 5,897
RioCan Real Estate Investment Trust(ö) 266,995 5,388
Tricon Residential, Inc. 386,943 6,148
29,081
France - 1.0%
ARGAN SA(Ñ)(ö) 22,143 2,824
Icade SA(ö) 61,453 3,949
Klepierre SA - GDR(ö) 135,794 3,611
10,384
Germany - 3.5%
LEG Immobilien SE 16,876 1,927
Sirius Real Estate, Ltd. 2,373,421 3,892
VIB Vermoegen AG(Æ) 10,777 434
Vonovia SE 684,555 32,008
38,261
Hong Kong - 4.5%
CK Asset Holdings, Ltd. 1,396,000 9,541
ESR Cayman, Ltd.(Æ)(Þ) 1,051,400 3,255
Hongkong Land Holdings, Ltd. 147,700 721
Link Real Estate Investment Trust(ö) 1,586,100 13,519
Sun Hung Kai Properties, Ltd. 1,148,000 13,674
Swire Properties, Ltd. 723,800 1,795
Wharf Real Estate Investment Co., Ltd. 1,064,000 5,258
Yuexiu Real Estate Investment Trust(ö) 873,000 375
48,138
Japan - 9.1%
Activia Properties, Inc.(ö) 1,674 5,831
Daibiru Corp. 3,900 70
Daiwa House REIT Investment Corp.(ö) 1,197 3,221
Global One Real Estate Investment
Corp.(ö) 2,277 2,093
GLP J-REIT(ö) 3,481 5,298
Hulic REIT, Inc.(ö) 2,172 2,970
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Industrial & Infrastructure Fund
Investment Corp.(Æ)(ö) 1,261 1,909
Invincible Investment Corp.(ö) 5,834 2,016
Japan Excellent, Inc.(ö) 1,340 1,484
Japan Retail Fund Investment Corp.(ö) 5,495 4,643
Keihanshin Building Co., Ltd. 168,600 2,064
Kenedix Retail REIT Corp.(ö) 1,649 3,777
LaSalle Logiport REIT(ö) 1,409 2,027
Mitsubishi Estate Co., Ltd. 580,600 8,635
Mitsui Fudosan Co., Ltd. 757,000 16,196
Mitsui Fudosan Logistics Park, Inc.(ö) 632 2,981
MORI Trust Hotel REIT, Inc.(ö) 3,648 3,788
MORI Trust Sogo REIT, Inc.(ö) 3,053 3,580
Nippon Building Fund, Inc.(ö) 815 4,628
Nippon Prologis REIT, Inc.(Æ)(ö) 787 2,302
Nomura Real Estate Holdings, Inc. 159,700 3,825
Nomura Real Estate Master Fund, Inc.
(Æ)(ö) 2,867 3,791
Samty Residential Investment Corp.(ö) 2,543 2,625
TOC Co., Ltd. 38,700 210
Tokyu Fudosan Holdings Corp. 967,100 5,308
United Urban Investment Corp.(ö) 2,443 2,812
98,084
Macao - 0.2%
Sands China, Ltd.(Æ) 864,000 2,074
Netherlands - 1.0%
CTP NV(Þ) 153,748 2,572
Eurocommercial Properties NV(ö) 12,766 349
Unibail-Rodamco-Westfield(Æ)(ö) 99,397 7,436
10,357
Singapore - 3.4%
ARA LOGOS Logistics Trust(Æ)(ö) 483,500 303
Ascott Residence Trust 1,481,200 1,230
Capitaland Investment, Ltd.(Æ) 3,030,400 8,885
CapitaLand Mall Trust Class A(ö) 4,024,198 6,664
CapitaRetail China Trust(ö) 1,062,207 946
City Developments, Ltd. 455,800 2,639
Daiwa House Logistics Trust(Æ) 2,182,800 1,359
Frasers Logistics & Industrial Trust(ö) 3,230,500 3,466
Keppel REIT(ö) 3,377,800 3,030
Lendlease Global Commercial REIT(ö) 144,884 6
Lnedlease Global Commercial REIT(Æ)
(ö) 2,230,100 1,273
Mapletree Logistics Trust(ö) 2,238,100 3,045
Parkway Life Real Estate Investment
Trust(Æ)(ö) 995,555 3,444
36,290
Spain - 0.6%
Arima Real Estate Socimi SA(Æ)(ö) 139,540 1,465
Cellnex Telecom SA(Þ) 33,453 1,603
Inmobiliaria Colonial Socimi SA(ö) 331,344 3,010
6,078
Sweden - 2.2%
Castellum AB(Ñ) 290,312 7,160
Catena AB 41,216 2,493

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
66 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fabege AB(Ñ) 302,074 4,455
Fastighets AB Balder Class B(Æ) 134,649 8,811
Wihlborgs Fastigheter AB 64,894 1,350
24,269
Switzerland - 0.2%
PSP Swiss Property AG 13,804 1,812
United Kingdom - 5.8%
Assura PLC(ö) 3,178,787 2,791
Big Yellow Group PLC(ö) 168,554 3,392
British Land Co. PLC (The)(ö) 1,632,355 11,306
Derwent London PLC(ö) 98,803 4,153
Grainger PLC 1,627,050 6,216
Life Science REIT PLC(Æ)(ö) 552,397 726
LondonMetric Property PLC(ö) 1,646,390 5,954
PRS REIT PLC (The)(ö) 832,870 1,174
Safestore Holdings PLC(ö) 205,719 3,611
Segro PLC(ö) 761,258 13,410
Tritax EuroBox PLC(Þ) 1,089,673 1,498
UNITE Group PLC (The)(ö) 470,518 7,129
Workspace Group PLC(ö) 199,732 1,790
63,150
United States - 58.7%
Agree Realty Corp.(ö) 120,148 7,973
American Homes 4 Rent Class A(ö) 203,912 8,163
American Tower Corp.(ö) 20,934 5,259
Americold Realty Trust(ö) 212,906 5,936
Apartment Income REIT Corp.(ö) 308,583 16,497
Apple Hospitality REIT, Inc.(ö) 174,258 3,131
AvalonBay Communities, Inc.(ö) 104,571 25,972
Boston Properties, Inc.(ö) 154,247 19,867
Boyd Gaming Corp. 38,068 2,504
Brixmor Property Group, Inc.(ö) 320,318 8,267
Caesars Entertainment, Inc.(Æ) 16,636 1,287
Camden Property Trust(ö) 33,024 5,489
Digital Realty Trust, Inc.(ö) 201,110 28,517
Duke Realty Corp.(ö) 209,788 12,180
EastGroup Properties, Inc.(ö) 52,049 10,581
Equinix, Inc.(Æ)(ö) 19,201 14,240
Essential Properties Realty Trust, Inc.(ö) 276,211 6,988
Essex Property Trust, Inc.(ö) 40,550 14,009
Extra Space Storage, Inc.(ö) 58,289 11,984
First Industrial Realty Trust, Inc.(ö) 113,845 7,048
Healthcare Trust of America, Inc. Class
A(ö) 134,036 4,201
Healthpeak Properties, Inc.(ö) 645,469 22,159
Highwoods Properties, Inc.(ö) 114,528 5,239
Host Hotels & Resorts, Inc.(ö) 480,721 9,340
Independence Realty Trust, Inc.(ö) 246,808 6,526
Invitation Homes, Inc.(ö) 386,573 15,533
Jones Lang LaSalle, Inc.(Æ) 25,019 5,991
Kilroy Realty Corp.(ö) 23,885 1,825
Kimco Realty Corp.(ö) 838,535 20,712
Kite Realty Group Trust(ö) 364,780 8,306
Life Storage, Inc.(Æ)(ö) 107,414 15,084
Medical Properties Trust, Inc.(ö) 53,131 1,123
Mid-America Apartment Communities,
Inc.(ö) 70,628 14,793
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NetSTREIT Corp.(Ñ)(ö) 169,910 3,813
Omega Healthcare Investors, Inc.(ö) 189,387 5,901
Prologis, Inc.(ö) 404,535 65,325
Public Storage(ö) 121,864 47,562
Realty Income Corp.(ö) 222,652 15,430
Regency Centers Corp.(ö) 14,039 1,002
Ryman Hospitality Properties, Inc.(Æ)(ö) 102,742 9,531
SBA Communications Corp.(ö) 13,274 4,568
Simon Property Group, LP(ö) 191,793 25,232
SL Green Realty Corp.(Ñ)(ö) 76,687 6,225
Spirit Realty Capital, Inc.(ö) 83,473 3,841
STAG Industrial, Inc.(ö) 149,796 6,194
Sun Communities, Inc.(ö) 97,435 17,079
Sunstone Hotel Investors, Inc.(Æ)(ö) 217,425 2,561
UDR, Inc.(ö) 274,184 15,730
Ventas, Inc.(ö) 277,409 17,133
VICI Properties, Inc.(ö) 58,120 1,654
Welltower, Inc.(ö) 387,355 37,241
Weyerhaeuser Co.(ö) 3,438 130
632,876
Total Common Stocks
(cost $822,037) 1,055,700
Short-Term Investments - 1.5%
United States - 1.5%
U.S. Cash Management Fund(@) 16,712,340 (∞) 16,707
Total Short-Term Investments
(cost $16,706) 16,707
Other Securities - 2.2%
U.S. Cash Collateral Fund(@)(×) 23,178,493 (∞) 23,178
Total Other Securities
(cost $23,178) 23,178
Total Investments - 101.6%
(identified cost $861,921) 1,095,585
Other Assets and Liabilities, Net
- (1.6)%
(17,277)
Net Assets - 100.0%
1,078,308

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 67
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.8%
Cellnex Telecom SA 03/25/22 EUR 33,453 47.76 1,598
1,603
CTP NV 04/06/21 EUR 153,748 19.68 3,026
2,572
ESR Cayman, Ltd. 01/10/22 HKD 1,051,400 3.22 3,390
3,255
Tritax EuroBox PLC 03/15/21 EUR 1,089,673 1.45 1,575 1,498
8,928
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
ASX SPI 200 Index Futures 5 AUD 935 06/22
39
Dow Jones U.S. Real Estate Index Futures 229 USD 9,609 06/22
501
FTSE/EPRA Europe Index Futures 125 EUR 2,884 06/22
44
Hang Seng Index Futures 8 HKD 8,796 04/22
16
MSCI Singapore Index Futures 24 SGD 804 04/22
5
S&P/TSX 60 Index Futures 3 CAD 790 06/22
13
TOPIX Index Futures 13 JPY 253,045 06/22 207
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 825
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase USD 324 AUD 442 06/15/22 7
JPMorgan Chase USD 297 CAD 381 06/15/22 8
JPMorgan Chase USD 1,994 EUR 1,806 06/15/22 10
JPMorgan Chase USD 652 HKD 5,097 06/15/22 (1)
JPMorgan Chase USD 1,192 JPY 137,686 06/15/22 (59)
JPMorgan Chase USD 393 SGD 534 06/15/22 2
Royal Bank of Canada USD 324 AUD 442 06/15/22 7
Royal Bank of Canada USD 297 CAD 381 06/15/22 7
Royal Bank of Canada USD 113 EUR 101 04/01/22 (1)
Royal Bank of Canada USD 2,001 EUR 1,806 06/15/22 2
Royal Bank of Canada USD 345 GBP 262 04/01/22 —
Royal Bank of Canada USD 296 HKD 2,315 06/15/22 (1)
Royal Bank of Canada USD 652 HKD 5,097 06/15/22 (1)
Royal Bank of Canada USD 263 JPY 31,379 06/15/22 (5)
Royal Bank of Canada USD 1,191 JPY 137,686 06/15/22 (58)
Royal Bank of Canada USD 394 SGD 534 06/15/22 1
Royal Bank of Canada EUR 673 USD 737 06/15/22 (10)
Royal Bank of Canada HKD 1,852 USD 237 06/15/22 —
Royal Bank of Canada JPY 49,594 USD 430 06/15/22 22
Royal Bank of Canada SGD 296 USD 217 06/15/22 (2)
UBS HKD 2,162 USD 277 06/15/22 1
UBS JPY 7,847 USD 66 06/15/22 1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (70)

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
68 Global Real Estate Securities Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 42,563 $ —
$ —
$ 42,563
Belgium — 12,283 —
—
12,283
Canada 29,081 — —
—
29,081
France — 10,384 —
—
10,384
Germany — 38,261 —
—
38,261
Hong Kong — 48,138 —
—
48,138
Japan — 98,084 —
—
98,084
Macao — 2,074 —
—
2,074
Netherlands — 10,357 —
—
10,357
Singapore 6 36,284 —
—
36,290
Spain — 6,078 —
—
6,078
Sweden — 24,269 —
—
24,269
Switzerland — 1,812 —
—
1,812
United Kingdom — 63,150 —
—
63,150
United States 632,876 — —
—
632,876
Short-Term Investments — — — 16,707 16,707
Other Securities — — — 23,178 23,178
Total Investments 661,963 393,737 — 39,885 1,095,585
Other Financial Instruments
Assets
Futures Contracts 825 — — — 825
Foreign Currency Exchange Contracts — 68 — — 68
Liabilities
Foreign Currency Exchange Contracts (1) (137) — — (138)
Total Other Financial Instruments
*
$ 824 $ (69) $ — $ — $ 755
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2022, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended March 31,
2022, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Diversified ..............................................................................
301,193
Healthcare ..............................................................................
98,751

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 69
Industrial ................................................................................
131,862
Integrated Telecommunication Services ..................................
1,603
Lodging/Resorts ......................................................................
36,011
Manufactured Homes ..............................................................
17,079
Office ......................................................................................
71,827
Regional Malls ........................................................................
28,843
Residential ..............................................................................
176,901
Self Storage .............................................................................
81,633
Shopping Centers ....................................................................
95,757
Specialized REITs ...................................................................
14,240
Short-Term Investments ..........................................................
16,707
Other Securities ......................................................................
23,178
Total Investments .................................................................... 1,095,585

Russell Investment Funds
Notes to Schedules of Investments — March 31, 2022 (Unaudited)
70 Notes to Schedules of Investments
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(ö) Real Estate Investment Trust (REIT).
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swaps entered into by the Fund.
(ž) Rate noted is yield-to-maturity from date of acquisition.
(ç) At amortized cost, which approximates market.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï) Forward commitment.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ) Bond is insured by a guarantor.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(Ø) In default.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(¢) Date shown reflects next contractual call date.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933. See Note 5.
(ÿ) Notional Amount in thousands.
(Š) Value was determined using significant unobservable inputs.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(∞) Unrounded units.
(v) Loan agreement still pending. Rate not available at period end.
( Û ) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short .
(
Ð
) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the
Notes to this Quarterly Report .
(Œ) Unfunded loan agreement.
(0)
Weekly payment frequency.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR - Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share

Russell Investment Funds
Notes to Schedules of Investments, continued — March 31, 2022 (Unaudited)
Notes to Schedules of Investments 71
Foreign Currency Abbreviations:
GSCI - Goldman Sachs Commodity Index
HIBOR - Hong Kong Interbank Offer Rate
JIBAR - Johannesburg Interbank Agreed Rate
KSDA - Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NSERO - India National Stock Exchange NSE Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR - Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
SONIA - Sterling Overnight Index Average
STIBOR - Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR - Tokyo Overnight Average Rate
UK - United Kingdom
WTI - West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU - Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN - Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghanaian Cedi PHP - Philippine peso

Russell Investment Funds
Notes to Quarterly Report — March 31, 2022 (Unaudited)
72 Notes to Quarterly Report
1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. This Quarterly Report reports on five of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within this Quarterly Report) refers to the three months ended March 31, 2022.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”).
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2022 (Unaudited)
Notes to Quarterly Report 73
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-
the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2022 (Unaudited)
74 Notes to Quarterly Report
Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap (“OIS”) rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. index);
a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The U.S. Strategic Equity, U.S. Small Cap Equity, International Developed Markets and Global Real Estate Securities Funds had
no transfers into or out of Level 3 for the period ended March 31, 2022.
The Strategic Bond Fund had transfers out of Level 3 into Level 2 representing financial instruments for which inputs became observable. The amount transferred was $549,832 for the period ended March 31, 2022.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company.

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2022 (Unaudited)
Notes to Quarterly Report 75
These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases
(decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management’s estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2022 (Unaudited)
76 Notes to Quarterly Report
effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss)
on debt obligations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause such Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the broker’s customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house.
In October 2020, the Securities and Exchange Commission (“SEC”) adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions. The final rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements.
Compliance with these new requirements will be required after an eighteen-month transition period. Following the compliance date, these requirements may limit the ability of a Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.
For the period ended March 31, 2022, the following Funds entered into FX contracts primarily for the strategies listed below:
The Funds’ FX contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2022.
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets and trade settlement
Strategic Bond Fund Return enhancement and hedging
Global Real Estate Securities Fund Exposing cash to markets and trade settlement

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2022 (Unaudited)
Notes to Quarterly Report 77
As of March 31, 2022, the Funds had no cash collateral balances in connection with FX contracts purchased/sold.
Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended March 31, 2022, the Strategic Bond Fund purchased/sold options primarily for return enhancement and hedging.
The Funds’ options contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2022.
As of March 31, 2022, the Funds had no cash collateral balances in connection with options contracts purchased/sold.
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended March 31, 2022, the following Funds entered into futures contracts primarily for the strategies listed below:

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2022 (Unaudited)
78 Notes to Quarterly Report
The Funds’ futures contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2022.
As of March 31, 2022, the Funds had cash collateral balances in connection with futures contracts purchased/sold as follows:
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements, including credit default, interest rate, total return (equity and/or index) and currency swaps. Credit default swaps are counterparty agreements which allow the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are counterparty agreements, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are counterparty agreements where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are counterparty agreements intended to expose cash to markets or to effect investment transactions consistent with the Fund’s investment objectives and strategies. Currency swaps are counterparty agreements where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties’ obligations are determined on a “net basis”.
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
As of March 31, 2022, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:
Funds Strategies
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Cash Collateral for Futures Due to Broker
U.S. Strategic Equity Fund $ — $ 81,627
U.S. Small Cap Equity Fund — 93,535
International Developed Markets Fund 6,638,629 —
Strategic Bond Fund 21,119,671 274,442
Global Real Estate Securities Fund 169,949 —
Cash Collateral for Swaps Due to Broker
Strategic Bond Fund $ 1,836,091 $ 2,636

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2022 (Unaudited)
Notes to Quarterly Report 79
Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the seller may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt.
In an unhedged credit default swap, the Fund would enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (i.e., the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-
backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2022 (Unaudited)
80 Notes to Quarterly Report
may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31,
2022, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended March 31, 2022, the Strategic Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.
The Strategic Bond Fund’s credit default swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of its derivative activity during the period ended March 31, 2022.
Interest Rate Swaps
The Strategic Bond Fund may enter into interest rate swaps. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Russell
Investment Management, LLC (“RIM”) or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make.
Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Fund’s risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended March 31, 2022, the Strategic Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.
The Strategic Bond Fund’s interest rate swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of its derivative activity during the period ended March 31, 2022.

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2022 (Unaudited)
Notes to Quarterly Report 81
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended March 31, 2022, the Funds did not enter into any total return swap agreements.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended March 31, 2022, the Funds did not enter into any currency swap agreements.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for, among other things, general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master
Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements contain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. There were no unfunded loan commitments as of March 31, 2022.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2022 (Unaudited)
82 Notes to Quarterly Report
companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds seek to minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Short Sales
The U.S. Small Cap Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. The U.S. Small Cap Equity Fund currently engages in short sale transactions that are effected through State Street Bank and Trust Company (“State Street”) but reserves the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the
Fund typically expects to collateralize short sale transactions through the Fund’s reciprocal lending activity with State Street
(i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities).
The Fund may also deliver cash to State Street for the purposes of collateralizing its short sales transactions or “memo pledge”
securities as collateral, whereby assets are designated as collateral by State Street on State Street’s books but remain in the Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects the Fund to the risk that State Street could fail to return a security lent to it by the Fund, or fail to return the
Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile. However, the impact of State
Street’s failure to return a security lent to it by the Fund, or failure to return the Fund’s cash collateral, would be mitigated by the
Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security).
To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than
State Street, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund may also use securities it owns to meet any such collateral obligations. Until the Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of
1934, as amended; or (b) otherwise cover its short positions in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short). These requirements may result in the Fund being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Fund needing to sell holdings at a disadvantageous time to satisfy its obligations or to meet segregation requirements.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of March 31, 2022, the market value of securities on loan through the reciprocal lending program for the U.S. Small Cap Equity
Fund was $5,248,374.

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2022 (Unaudited)
Notes to Quarterly Report 83
As of March 31, 2022, the U.S. Small Cap Equity Fund held $11,454,608 as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3%
of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of March 31, 2022, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending (“GSAL”), in the U.S. Cash Collateral Fund, an
unregistered fund advised by RIM.
To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for such securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Emerging market countries may be more likely to experience the imposition of economic sanctions by foreign governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S. regulatory authorities’ ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders’ ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, potentially due either to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2022 (Unaudited)
84 Notes to Quarterly Report
accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”).
Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2022 (Unaudited)
Notes to Quarterly Report 85
transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time.
The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so

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Notes to Quarterly Report, continued — March 31, 2022 (Unaudited)
86 Notes to Quarterly Report
and may realize short-term gains (or losses) upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased, will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
The Strategic Bond Fund may invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. A Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or take a short position in mortgage backed securities. Due to timing differences, TBAs may be reflected as Securities Sold Short in the Schedules of Investments. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
As of March 31, 2022, the Strategic Bond Fund had no cash collateral balances in connection with TBAs.
Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the
ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial
Conduct Authority (“FCA”), which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicated that it is possible that certain of the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future utilization of
LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S.
dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S.
Treasury securities). Any potential effects of the transition away from LIBOR on the Funds or on certain instruments in which a
Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Funds’ investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of
LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR.
The transition may also result in a reduction in the value of certain instruments held by a Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds

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Notes to Quarterly Report 87
have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the
Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”) may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses.
Any of these events could adversely affect a Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/
or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect a Fund’s investments and performance.
3. Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIF, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIF has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations.
RIFUS is the Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. Each Fund’s investment in the U.S. Cash
Management Fund is disclosed within the Fund’s Schedule of Investments. In addition, all or a portion of the collateral received from the Investment Company’s securities lending program is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. Each Fund’s investment in the U.S. Cash Collateral Fund is disclosed within the Fund’s Schedule of Investments.
4. Federal Income Taxes
As of March 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

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Notes to Quarterly Report, continued — March 31, 2022 (Unaudited)
88 Notes to Quarterly Report
5. Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of securities that have been footnoted as restricted.
6. Commitments and Contingencies
The Strategic Bond Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented in the Schedules of Investments.
7. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no events have occurred that require disclosure.
U.S. Strategic
Equity Fund
U.S. Small Cap
Equity Fund
International
Developed
Markets Fund
Cost of Investments
$ 429,250,850 $ 219,440,220 $ 335,979,718
Unrealized Appreciation
$ 165,337,878 $ 33,629,280 $ 33,886,363
Unrealized Depreciation
(11,602,656) (11,813,686) (24,282,022)
Net Unrealized Appreciation (Depreciation)
$ 153,735,222 $ 21,815,594 $ 9,604,341
Strategic Bond
Fund
Global Real
Estate Securities
Fund
Cost of Investments
$ 982,652,396 $ 886,861,713
Unrealized Appreciation
$ 1,629,567 $ 223,916,309
Unrealized Depreciation
(62,733,713) (14,437,926)
Net Unrealized Appreciation (Depreciation)
$ (61,104,146) $ 209,478,383

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495